UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Carl G. Verboncoeur
Rydex Dynamic Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-301-296-5149

Date of fiscal year end:	December 31, 2008

Date of reporting period:	December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DECEMBER 31 , 2008
RYDEX DYNAMIC FUNDS ANNUAL REPORT
S&P 500 2x STRATEGY FUND
INVERSE S&P 500 2x STRATEGY FUND
NASDAQ-100® 2x STRATEGY FUND
(Formerly, OTC 2x Strategy Fund)
INVERSE NASDAQ-100® 2x STRATEGY FUND
(Formerly, Inverse OTC 2x Strategy Fund)
DOW 2x STRATEGY FUND
INVERSE DOW 2x STRATEGY FUND
RUSSELL 2000® 2x STRATEGY FUND
INVERSE RUSSELL 2000® 2x STRATEGY FUND

GO GREEN! ELIMINATE MAILBOX CLUTTER Go paperless with Rydex eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery. With Rydex eDelivery you can: · View online confirmations and statements at your convenience. · Receive email notifications when your most recent confirmations, statements and other account documents are available for review. · Access prospectuses, annual reports and semiannual reports online. It’s easy to enroll: 1/ Visit www.rydexinvestments.com 2/ Click on the Rydex eDelivery logo 3/ Follow the simple enrollment instructions RYDEX E DELIVERY If you have questions about Rydex eDelivery services, contact one of our Shareholder Service Representatives at 800.820.0888.
This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4

ABOUT SHAREHOLDERS’ FUND EXPENSES	5

PERFORMANCE REPORTS AND FUND PROFILES	8

SCHEDULES OF INVESTMENTS	24

STATEMENTS OF ASSETS AND LIABILITIES	58

STATEMENTS OF OPERATIONS	60

STATEMENTS OF CHANGES IN NET ASSETS	62

FINANCIAL HIGHLIGHTS	65

NOTES TO FINANCIAL STATEMENTS	69

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	79

OTHER INFORMATION	80

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	81
EX-99.CODE ETH
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
Securities markets across the world plummeted in 2008 as the subprime housing crisis (which has its origins here in the U.S.), led to a global financial panic that tipped the world economy into recession as the year came to a close.
Economies in the developed markets entered a negative feedback loop of wealth destruction, low confidence and job losses leading to a massive consumer pullback. This, in turn, led to truncated spending plans and additional layoffs by businesses.
Investment strategies of all shapes and sizes were pummeled. Hiding places were almost non-existent, as what turned out to be a wrenching bear market spared none of the major asset classes aside from U.S. Treasury securities.
It was a year of negative superlatives: Unemployment claims reached quarter-century highs, U.S. government bond yields reached never-before seen lows (and turning negative in some cases), home sales fell to levels not seen since the 1990s and the struggling auto market reported sales falling to 1980s levels.
Given this economic carnage, one should not be surprised that stocks turned in one of their worst annual performances on record, with the S&P 500® Index’s 37% decline marking the worst calendar-year performance for stocks since 1937. Markets swung wildly, with measures of stock market volatility reaching highs not seen in decades. Daily swings of two, three, four or five percent became commonplace.
Stock markets staged a strong rally after reaching late-November lows and while credit markets remained largely shut, there were incremental signs of improvement. Government—at all levels—has intervened on a massive scale. By one estimate, the federal government has guaranteed, loaned or purchased more than $8.5 trillion of financial assets, an amount equivalent to more than half of U.S. GDP.
The industry’s first managed futures mutual fund—the Rydex Managed Futures Strategy Fund—surpassed the $1-billion mark as investors embraced alternative strategies and investments to assist not only in managing portfolio risk, but also the potential of enhancing returns.
The real question still remains: Will it all work? The year-end rally suggests that the market has digested the perilous state of the global economy and is looking toward a recovery in the latter half of 2009. Market sentiment, however, remains fragile and will certainly be tested. A stream of bad news on employment, retail sales and manufacturing will continue well into 2009.
In this environment, it is important that investors keep an eye on their long-term investment goals and utilize this opportunity to rebalance their portfolios and, in the process, take advantage of the many bargains to be found in today’s markets.
Perhaps most importantly, we think investors will be well served by investment alternatives that can insulate them from the vagaries of global stock markets and can profit from volatility in what will almost certainly remain a challenging market going forward.
We appreciate the trust you have placed in our firm’s quality and integrity by investing with us.
Sincerely,
Michael Byrum
President & Chief Investment Officer
2    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

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THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Rydex Funds described in this report are benchmarked daily to leveraged or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%—in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
4    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2008 and ending December 31, 2008.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	June 30, 2008	December 31, 2008	Period	*

Table 1. Based on actual Fund return
S&P 500 2x Strategy Fund
A-Class	1.76%		$1,000.00	$430.70	$6.33
C-Class	2.51%		1,000.00	429.10	9.02
H-Class	1.77%		1,000.00	431.10	6.37
Inverse S&P 500 2x Strategy Fund
A-Class	1.76%		1,000.00	1,324.70	10.28
C-Class	2.52%		1,000.00	1,319.70	14.69
H-Class	1.76%		1,000.00	1,325.50	10.29
NASDAQ-100® 2x Strategy Fund
A-Class	1.80%		1,000.00	371.00	6.20
C-Class	2.56%		1,000.00	369.10	8.81
H-Class	1.81%		1,000.00	370.80	6.24
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.79%		1,000.00	1,562.60	11.53
C-Class	2.55%		1,000.00	1,556.50	16.39
H-Class	1.79%		1,000.00	1,562.70	11.53
Dow 2x Strategy Fund
A-Class	1.78%		1,000.00	529.30	6.84
C-Class	2.53%		1,000.00	526.80	9.71
H-Class	1.78%		1,000.00	529.00	6.84
Inverse Dow 2x Strategy Fund
A-Class	1.78%		1,000.00	1,181.20	9.76
C-Class	2.54%		1,000.00	1,176.30	13.90
H-Class	1.78%		1,000.00	1,181.40	9.76
Russell 2000® 2x Strategy Fund
A-Class	1.78%		1,000.00	431.00	6.40
C-Class	2.53%		1,000.00	429.30	9.09
H-Class	1.79%		1,000.00	430.00	6.43
Inverse Russell 2000® 2x Strategy Fund
A-Class	2.01%		1,000.00	1,102.80	10.62
C-Class	2.86%		1,000.00	1,095.70	15.07
H-Class	2.06%		1,000.00	1,100.40	10.88
6    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	June 30, 2008	December 31, 2008	Period	*

Table 2. Based on hypothetical 5% return (before expenses)
S&P 500 2x Strategy Fund
A-Class	1.76%		$1,000.00	$1,016.29	$8.92
C-Class	2.51%		1,000.00	1,012.52	12.70
H-Class	1.77%		1,000.00	1,016.24	8.97
Inverse S&P 500 2x Strategy Fund
A-Class	1.76%		1,000.00	1,016.29	8.92
C-Class	2.52%		1,000.00	1,012.47	12.75
H-Class	1.76%		1,000.00	1,016.29	8.92
NASDAQ-100® 2x Strategy Fund
A-Class	1.80%		1,000.00	1,016.09	9.12
C-Class	2.56%		1,000.00	1,012.27	12.95
H-Class	1.81%		1,000.00	1,016.04	9.17
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.79%		1,000.00	1,016.14	9.07
C-Class	2.55%		1,000.00	1,012.32	12.90
H-Class	1.79%		1,000.00	1,016.14	9.07
Dow 2x Strategy Fund
A-Class	1.78%		1,000.00	1,016.19	9.02
C-Class	2.53%		1,000.00	1,012.42	12.80
H-Class	1.78%		1,000.00	1,016.19	9.02
Inverse Dow 2x Strategy Fund
A-Class	1.78%		1,000.00	1,016.19	9.02
C-Class	2.54%		1,000.00	1,012.37	12.85
H-Class	1.78%		1,000.00	1,016.19	9.02
Russell 2000® 2x Strategy Fund
A-Class	1.78%		1,000.00	1,016.19	9.02
C-Class	2.53%		1,000.00	1,012.42	12.80
H-Class	1.79%		1,000.00	1,016.14	9.07
Inverse Russell 2000® 2x Strategy Fund
A-Class	2.01%		1,000.00	1,015.03	10.18
C-Class	2.86%		1,000.00	1,010.76	14.46
H-Class	2.06%		1,000.00	1,014.78	10.43

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by number of days in current fiscal year.

†	This ratio represents annualized Total Expenses, which include dividend expense from securities sold short. Excluding short dividend expense, the operating expense ratio of the Inverse Russell 2000® 2x Strategy Fund would be 0.21%, 0.32%, and 0.27% lower for the A-Class, C-Class, and H -Class, respectively.
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    7

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited)

S&P 500 2x STRATEGY FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500 Index.
Inception: May 19, 2000
The S&P 500 Index was down 37.00% in 2008, the worst year since Standard and Poor’s began publishing the index in 1957. The year began with continued concerns over the subprime mortgage crisis and weakening housing market as Bear Stearns collapsed and the Federal Reserve helped orchestrate a takeover of the industry giant by JPMorgan Chase & Co. in March. Fears of a recession increased throughout the year as a highly chaotic atmosphere that came to characterize U.S. equity markets took hold. Stock markets started to freefall after Lehman Brothers Holdings, Inc. filed for bankruptcy on September 15. One-month LIBOR rates spiked to 4.59% as banks required a higher premium for taking on credit risk from other banks. Volatility also spiked as the VIX increased to a high of 80.86%.
To help calm financial markets, the U.S. government rescued the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corp. (“Freddie Mac”), and American International Group (“AIG”) and released an infusion of cash in the hopes of firming up the balance sheets of major U.S. banking institutions. Then, on October 8, many governments announced massive spending plans in a coordinated effort to help boost global economic activity. These actions appeared to stabilize the financial markets for a short time as the S&P 500 Index ended the year at 903.25—up from its low of 752.44 on November 20. LIBOR rates have also fallen to less than half a percent and VIX decreased to 40% by year end.
As expected, no sector provided positive returns for the year. Consumer staples, health care and utilities remained defensive and were the best-performing sectors for 2008. Battered financials, materials and technology were the worst-performing sectors.
For the year, Rydex S&P 500 2x Strategy Fund H-Class returned -68.12%. The Fund achieved a daily correlation of more than 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.
The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	3.8%
Procter & Gamble Co.	1.7%
General Electric Co.	1.6%
AT&T, Inc.	1.6%
Johnson & Johnson, Inc.	1.5%
Chevron Corp.	1.4%
Microsoft Corp.	1.4%
Wal-Mart Stores, Inc.	1.2%
Wells Fargo & Co.	1.2%
Pfizer, Inc.	1.1%

Top Ten Total	16.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

S&P 500 2x STRATEGY FUND

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/08

	A-Class				C-Class
	(09/01/04)				(11/27/00)
	ONE	ONE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

S&P 500 2x STRATEGY FUND	-68.14%	-69.66%	-15.10%	-16.05%	-68.37%	-68.69%	-14.15%	-16.61%
S&P 500 INDEX	-37.00%	-37.00%	-2.66%	-2.66%	-37.00%	-37.00%	-2.19%	-3.10%

	H-Class
	(05/19/00)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

S&P 500 2x STRATEGY FUND	-68.12%	-13.50%	-16.59%
S&P 500 INDEX	-37.00%	-2.19%	-3.32%

*	Returns are calculated using the maximum sales charge of 4.75%.

**	Returns include a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    9

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE S&P 500 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the S&P 500 Index.
Inception: May 19, 2000
The S&P 500 Index was down 37.00% in 2008, the worst year since Standard and Poor’s began publishing the index in 1957. The year began with continued concerns over the subprime mortgage crisis and weakening housing market as Bear Stearns collapsed and the Federal Reserve helped orchestrate a takeover of the industry giant by JPMorgan Chase & Co. in March. Fears of a recession increased throughout the year as a highly chaotic atmosphere that came to characterize U.S. equity markets took hold. Stock markets started to freefall after Lehman Brothers Holdings, Inc. filed for bankruptcy on September 15. One-month LIBOR rates spiked to 4.59% as banks required a higher premium for taking on credit risk from other banks. Volatility also spiked as the VIX increased to a high of 80.86%.
To help calm financial markets, the U.S. government rescued Fannie Mae, Freddie Mac and AIG, and released an infusion of cash in the hopes of firming up the balance sheets of major U.S. banking institutions. Then, on October 8, many governments announced massive spending plans in a coordinated effort to help boost global economic activity. These actions appeared to stabilize the financial markets for a short time as the S&P 500 Index ended the year at 903.25—up from its low of 752.44 on November 20. LIBOR rates have also fallen to less than half a percent and VIX decreased to 40% by year end.
As expected, no one sector provided positive returns for the year. Consumer staples, health care and utilities remained defensive and were the best-performing sectors for 2008. Battered financials, materials and technology were the worst-performing sectors.
Rydex Inverse S&P 500 2x Strategy Fund H-Class returned 66.21% for the year. The SEC’s three-week ban on shorting stocks in Fall 2008 had no impact on the Fund’s ability to get short exposure to the broad index. The Fund achieved a daily correlation of more than 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.
The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

10    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE S&P 500 2x STRATEGY FUND

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/08

	A-Class				C-Class
	(09/01/04)				(03/07/01)
	ONE	ONE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

INVERSE S&P 500 2x STRATEGY FUND	66.10%	58.17%	0.85%	-0.27%	64.93%	63.86%	-0.68%	-2.45%
S&P 500 INDEX	-37.00%	-37.00%	-2.66%	-2.66%	-37.00%	-37.00%	-2.19%	-2.42%

	H-Class
	(05/19/00)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

INVERSE S&P 500 2x STRATEGY FUND	66.21%	0.10%	0.83%
S&P 500 INDEX	-37.00%	-2.19%	-3.32%

*	Returns are calculated using the maximum sales charge of 4.75%.

**	Returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    11

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

NASDAQ-100® 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®.
Inception: May 24, 2000
The NASDAQ-100 Index was down 41.49% in 2008. As expected, technology stocks were hit hard by decreased economic activity as well as forecasts of weaker consumer demand. The financial crisis impacted global economies and even stocks with a large proportion of foreign revenues suffered from weaker demand overseas. Many stocks have correspondingly lowered their revenue and earnings guidance for upcoming quarters.
Technology companies have responded to weaker economic growth by reducing spending on research and development and restructuring (or modifying) business plans to help increase profitability. Apple Inc. held the largest weight in the index throughout the year with the NASDAQ-100 Index’s modified cap weighting methodology. The large weighting combined with Apple, Inc.’s -56.91% return weighed heavily on the index’s negative performance for the year.
Rydex NASDAQ-100® 2x Strategy Fund H Class returned -72.76% for the year. The Fund achieved a daily correlation of more than 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.
The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)

Apple, Inc.	7.8%
Qualcomm, Inc.	5.3%
Microsoft Corp.	4.4%
Gilead Sciences, Inc.	3.4%
Google, Inc. — Class A	3.3%
Oracle Corp.	2.8%
Cisco Systems, Inc.	2.5%
Intel Corp.	2.1%
Amgen, Inc.	2.1%
Teva Pharmaceutical Industries Ltd. — SP ADR	2.0%

Top Ten Total	35.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

NASDAQ-100® 2x STRATEGY FUND

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/08

	A-Class				C-Class
	(09/01/04)				(11/20/00)
	ONE	ONE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

NASDAQ-100® 2x STRATEGY FUND	-72.76%	-74.05%	-15.29%	-16.23%	-72.97%	-73.24%	-16.93%	-31.30%
NASDAQ-100 INDEX	-41.49%	-41.49%	-2.48%	-2.48%	-41.49%	-41.49%	-3.34%	-9.49%

	H-Class
	(05/24/00)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

NASDAQ-100® 2x STRATEGY FUND	-72.76%	-16.27%	-32.65%
NASDAQ-100 INDEX	-41.49%	-3.34%	-10.33%

*	Returns are calculated using the maximum sales charge of 4.75%.

**	Returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The NASDAQ-100 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    13

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE NASDAQ-100® 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the NASDAQ-100 Index.
Inception: May 23, 2000
The NASDAQ-100 Index was down 41.49% in 2008. As expected, technology stocks were hit hard by decreased economic activity as well as forecasts of weaker consumer demand. The financial crisis impacted global economies and even stocks with a large proportion of foreign revenues suffered from weaker demand overseas. Many stocks have correspondingly lowered their revenue and earnings guidance for upcoming quarters.
Technology companies have responded to weaker economic growth by reducing spending on research and development and restructuring (or modifying) business plans to help increase profitability. Apple Inc. held the largest weight in the index throughout the year with the NASDAQ-100 Index’s modified cap weighting methodology. The large weighting combined with Apple, Inc.’s -56.91% return weighed heavily on the index’s negative performance for the year.
Rydex Inverse NASDAQ-100® 2x Strategy Fund H-Class returned 86.93% for the year. The SEC’s three-week ban on shorting stocks in Fall 2008 had no impact on the Fund’s ability to get short exposure to the broad index. It achieved a daily correlation of more than 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.
The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

14    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE NASDAQ-100® 2x STRATEGY FUND

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/08

	A-Class				C-Class
	(09/01/04)				(03/08/01)
	ONE	ONE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

INVERSE NASDAQ-100 ® 2x STRATEGY FUND	87.03%	78.15%	-2.89%	-3.98%	85.61%	84.61%	-2.11%	-10.53%
NASDAQ-100 INDEX	-41.49%	-41.49%	-2.48%	-2.48%	-41.49%	-41.49%	-3.34%	-5.52%

	H-Class
	(05/23/00)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

INVERSE NASDAQ-100 ® 2x STRATEGY FUND	86.93%	-1.38%	-7.41%
NASDAQ-100 INDEX	-41.49%	-3.34%	-9.80%

*	Returns are calculated using the maximum sales charge of 4.75%.

**	Returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The NASDAQ-100 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    15

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

DOW 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average Index.
Inception: February 20, 2004
The Dow Jones Industrial Average (“DJIA”) was down a historic 31.93% in 2008. The year began with continued concerns over the subprime mortgage crisis and weakening housing market. Stock markets started to freefall after Lehman Brothers Holdings, Inc.’s bankruptcy on September 15. Inter-bank lending rates and volatility spiked and investors fled risky assets such as stocks to more conservative investments such as government bonds and bills.
Fears of a global recession increased throughout the year, culminating with the U.S. government attempting to calm global financial markets by rescuing Fannie Mae, Freddie Mac and AIG, while also shoring up the balance sheets of major U.S. banks. This unprecedented action helped to lower lending rates and volatility by the close of 2008.
Two stocks that seemed to weather the 2008 crisis were McDonald’s Corp. and Wal-Mart Stores, Inc., while AIG, Boeing Co. and American Express Co. contributed the most to the DJIA’s negative performance for the year.
Rydex Dow 2x Strategy Fund H-Class returned -62.30% for the year. The Fund achieved a daily correlation of more than 99% to its benchmark of 200% of the daily price movement of the DJIA.
The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

International Business Machines Corp.	3.9%
Exxon Mobil Corp.	3.7%
Chevron Corp.	3.5%
McDonald’s Corp.	2.9%
Procter & Gamble Co.	2.9%
Johnson & Johnson, Inc.	2.8%
3M Co.	2.7%
Wal-Mart Stores, Inc.	2.6%
United Technologies Corp.	2.5%
Coca-Cola Co.	2.1%

Top Ten Total	29.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

16    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

DOW 2x STRATEGY FUND

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/08

	A-Class				C-Class
	(09/01/04)				(02/20/04)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION

DOW 2x STRATEGY FUND	-62.28%	-64.07%	-12.29%	-13.27%	-62.59%	-62.96%	-13.41%
DOW JONES INDUSTRIAL AVERAGE INDEX	-31.93%	-31.93%	-0.98%	-0.98%	-31.93%	-31.93%	-1.54%

	H-Class
	(02/20/04)
	ONE	SINCE
	YEAR	INCEPTION

DOW 2x STRATEGY FUND	-62.30%	-12.74%
DOW JONES INDUSTRIAL AVERAGE INDEX	-31.93%	-1.54%

*	Returns are calculated using the maximum sales charge of 4.75%.

**	Returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Dow Jones Industrial Average Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    17

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE DOW 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the Dow Jones Industrial Average Index.
Inception: February 20, 2004
The DJIA was down a historic 31.93% in 2008. The year began with continued concerns over the subprime mortgage crisis and weakening housing market. Stock markets started to freefall after
Lehman Brothers Holdings, Inc.’s bankruptcy on September 15. Inter-bank lending rates and volatility spiked and investors fled risky assets such as stocks to more conservative investments such as government bonds and bills.
Fears of a global recession increased throughout the year, culminating with the U.S. government attempting to calm global financial markets by rescuing Fannie Mae, Freddie Mac and AIG, while also shoring up the balance sheets of major U.S. banks. This unprecedented action helped to lower lending rates and volatility by the close of 2008.
Two stocks that seemed to weather the 2008 crisis were McDonald’s Corp. and Wal-Mart Stores, Inc., while AIG, Boeing Co. and American Express Co. contributed the most to the DJIA’s negative performance for the year.
Rydex Inverse Dow 2x Strategy Fund H-Class returned 53.71% for the year. The SEC’s three-week ban on shorting stocks in fall 2008 had no impact on the Fund’s ability to get short exposure to the broad index. It achieved a daily correlation of more than 99% to its benchmark of -200% of the daily price movement of the DJIA.
The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

18    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE DOW 2x STRATEGY FUND

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/08

	A-Class				C-Class
	(09/01/04)				(02/20/04)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION

INVERSE DOW 2x STRATEGY FUND	53.68%	46.36%	-0.89%	-1.99%	52.55%	51.55%	-0.74%
DOW JONES INDUSTRIAL AVERAGE INDEX	-31.93%	-31.93%	-0.98%	-0.98%	-31.93%	-31.93%	-1.54%

	H-Class
	(02/20/04)
	ONE	SINCE
	YEAR	INCEPTION

INVERSE DOW 2x STRATEGY FUND	53.71%	0.02%
DOW JONES INDUSTRIAL AVERAGE INDEX	-31.93%	-1.54%

*	Returns are calculated using the maximum sales charge of 4.75%.

**	Returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Dow Jones Industrial Average Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    19

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

RUSSELL 2000® 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000 Index.
Inception: May 31, 2006
The Russell 2000 Index was down 33.79% in 2008. The weaker housing market and unfolding financial crisis hurt small-cap companies throughout the year. Increasing fears of a recession were confirmed as the National Bureau of Economic Research announced late in 2008 that U.S. economic activity reached a peak in December 2007.
The bankruptcy of Lehman Brothers Holdings, Inc. in September caused a flight away from risk stocks into the safety of government bonds and treasury bills and both investment grade and high yield corporate debt yields to rise dramatically. The actions of the governments and central banks around the world to assist, and even rescue, troubled firms, announce large fiscal spending plans and coordinated interest rate cuts had helped calm financial markets by year-end.
Even with a flight to less risky assets, the Russell 2000 Index outperformed the large-cap S&P 500 Index, which was down 37.00% for the year. The main reason for the out performance was that smaller-cap financial stocks outperformed larger-cap financial stocks even though financial stocks comprise a larger weight in the Russell 2000 Index than in the S&P 500 Index.
Rydex Russell 2000® 2x Strategy Fund H-Class returned -66.35% for the year. The Fund achieved a daily correlation of more than 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.
The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)

Ralcorp Holdings, Inc.	0.3%
Myriad Genetics, Inc.	0.3%
Alexion Pharmaceuticals, Inc.	0.3%
Waste Connections, Inc.	0.3%
Realty Income Corp.	0.2%
Piedmont Natural Gas Co.	0.2%
OSI Pharmaceuticals, Inc.	0.2%
ITC Holdings Corp.	0.2%
Comstock Resources, Inc.	0.2%
Westar Energy, Inc.	0.2%

Top Ten Total	2.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

20    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

RUSSELL 2000® 2x STRATEGY FUND

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/08

	A-Class				C-Class
	(05/31/06)				(05/31/06)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION

RUSSELL 2000®2x STRATEGY FUND	-66.27%	-67.87%	-34.92%	-36.14%	-66.58%	-66.91%	-35.45%
RUSSELL 2000 INDEX	-33.79%	-33.79%	-12.05%	-12.05%	-33.79%	-33.79%	-12.05%

	H-Class
	(05/31/06)
	ONE	SINCE
	YEAR	INCEPTION

RUSSELL 2000®2x STRATEGY FUND	-66.35%	-34.95%
RUSSELL 2000 INDEX	-33.79%	-12.05%

*	Returns are calculated using the maximum sales charge of 4.75%.

**	Returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Russell 2000 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    21

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE RUSSELL 2000® 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the Russell 2000 Index.
Inception: May 31, 2006
The Russell 2000 Index was down 33.79% in 2008. The weaker housing market and unfolding financial crisis hurt small-cap companies throughout the year. Increasing fears of a recession were confirmed as the National Bureau of Economic Research announced late in 2008 that U.S. economic activity reached a peak in December 2007.
The bankruptcy of Lehman Brothers Holdings, Inc. in September caused a flight away from risk stocks into the safety of government bonds and t-bills and both investment grade and high yield corporate debt yields to rise dramatically. The actions of the governments and central banks around the world to assist, and even rescue, troubled firms, announce large fiscal spending plans and coordinated interest rates cuts had helped calm financial markets by year-end.
Even with a flight to less risky assets, the Russell 2000 Index outperformed the large-cap S&P 500 Index, which was down 37.00% for the year. The main reason for the out performance was that smaller-cap financial stocks outperformed larger-cap financial stocks even though financial stocks comprise a larger weight in the Russell 2000 Index than in the S&P 500 Index.
Rydex Inverse Russell 2000® 2x Strategy Fund H-Class returned 24.71% for the year. The SEC’s three-week ban on shorting stocks in fall 2008 had no impact on the Fund’s ability to get short exposure to the broad index. It achieved a daily correlation of more than 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.
The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006
The Fund invests principally in short sales of securities and in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

22    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (concluded)

INVERSE RUSSELL 2000® 2x STRATEGY FUND

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/08

	A-Class				C-Class
	(05/31/06)				(05/31/06)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION

INVERSE RUSSELL 2000 ® 2x STRATEGY FUND	25.10%	19.28%	2.09%	0.19%	23.72%	22.72%	1.21%
RUSSELL 2000 INDEX	-33.79%	-33.79%	-12.05%	-12.05%	-33.79%	-33.79%	-12.05%

	H-Class
	(05/31/06)
	ONE	SINCE
	YEAR	INCEPTION

INVERSE RUSSELL 2000 ® 2x STRATEGY FUND	24.71%	1.99%
RUSSELL 2000 INDEX	-33.79%	-12.05%

*	Returns are calculated using the maximum sales charge of 4.75%.

**	Returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Russell 2000 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    23

SCHEDULE OF INVESTMENTS
December 31, 2008
     S&P 500 2x STRATEGY FUND

		Market
	Shares	Value

COMMON STOCKS 72.9%

INFORMATION TECHNOLOGY 11.1%
Microsoft Corp.	112,630	$2,189,527
International Business Machines Corp.	19,780	1,664,685
Cisco Systems, Inc.*	86,200	1,405,060
Hewlett-Packard Co.	36,055	1,308,436
Intel Corp.	81,890	1,200,507
Apple, Inc.*	13,089	1,117,146
Google, Inc. — Class A*	3,515	1,081,390
Oracle Corp.*	57,676	1,022,596
Qualcomm, Inc.	24,374	873,320
EMC Corp*	30,040	314,519
Texas Instruments, Inc.	19,090	296,277
Automatic Data Processing, Inc.	7,480	294,263
Dell, Inc.*	25,470	260,813
Yahoo!, Inc.*	20,432	249,270
eBay, Inc.*	15,790	220,428
Corning, Inc.	22,890	218,142
Applied Materials, Inc.	19,747	200,037
Symantec Corp.*	12,315	166,499
Adobe Systems, Inc.*	7,815	166,381
MasterCard, Inc.	1,066	152,363
Western Union Co.	10,530	151,000
Motorola, Inc.	33,369	147,825
Juniper Networks, Inc.*	7,780	136,228
Paychex, Inc.	4,730	124,304
Intuit, Inc.*	4,710	112,051
Broadcom Corp. — Class A*	6,532	110,848
Tyco Electronics Ltd.	6,740	109,255
CA, Inc.	5,801	107,493
Xerox Corp.	12,740	101,538
Fiserv, Inc.*	2,360	85,833
Analog Devices, Inc.	4,287	81,539
Agilent Technologies, Inc.*	5,160	80,651
Computer Sciences Corp.*	2,224	78,151
McAfee, Inc.*	2,250	77,783
Cognizant Technology Solutions Corp. — Class A*	4,287	77,423
Electronic Arts, Inc.*	4,732	75,901
Harris Corp.	1,982	75,415
BMC Software, Inc.*	2,760	74,272
Altera Corp.	4,380	73,190
Linear Technology Corp.	3,270	72,332
Xilinx, Inc.	4,030	71,815
NetApp, Inc.*	4,860	67,894
Affiliated Computer Services, Inc. — Class A*	1,440	66,168
Autodesk, Inc.*	3,325	65,336
Nvidia Corp.*	7,910	63,834
Citrix Systems, Inc.*	2,680	63,168
Flir Systems, Inc.*	2,050	62,894
Amphenol Corp.	2,589	62,084

		Market
	Shares	Value

VeriSign, Inc.*	2,863	$54,626
KLA-Tencor Corp.	2,490	54,257
Microchip Technology, Inc.	2,680	52,340
Salesforce.com, Inc.*	1,547	49,520
MEMC Electronic Materials, Inc.*	3,310	47,267
Fidelity National Information Services, Inc.	2,797	45,507
Sun Microsystems, Inc.*	10,870	41,523
Total System Services, Inc.	2,900	40,600
Teradata Corp.*	2,590	38,410
Akamai Technologies, Inc.*	2,488	37,544
SanDisk Corp.*	3,327	31,939
LSI Logic Corp.*	9,490	31,222
Lexmark International, Inc.*	1,150	30,935
Molex, Inc.	2,070	29,994
Micron Technology, Inc.*	11,247	29,692
National Semiconductor Corp.	2,866	28,861
QLogic Corp.*	1,880	25,267
Compuware Corp.*	3,630	24,503
Tellabs, Inc.*	5,854	24,119
Jabil Circuit, Inc.	3,103	20,945
Novell, Inc.*	5,085	19,781
Advanced Micro Devices, Inc.*	8,959	19,351
Novellus Systems, Inc.*	1,440	17,770
JDS Uniphase Corp.*	3,242	11,833
Convergys Corp.*	1,800	11,538
Teradyne, Inc.*	2,488	10,499
Ciena Corp.*	1,330	8,911

Total Information Technology		17,716,638

HEALTH CARE 10.7%
Johnson & Johnson, Inc.	40,840	2,443,457
Pfizer, Inc.	99,270	1,758,072
Abbott Laboratories	22,843	1,219,131
Merck & Company, Inc.	31,120	946,048
Amgen, Inc.*	15,597	900,727
Wyeth	19,600	735,196
Gilead Sciences, Inc.*	13,545	692,691
Bristol-Myers Squibb Co.	29,138	677,458
Eli Lilly & Co.	14,730	593,177
Medtronic, Inc.	16,460	517,173
Baxter International, Inc.	9,130	489,277
UnitedHealth Group, Inc.	17,780	472,948
Schering-Plough Corp.	23,931	407,545
Celgene Corp.*	6,750	373,140
WellPoint, Inc.*	7,500	315,975
Medco Health Solutions, Inc.*	7,340	307,619
Covidien Ltd.	7,414	268,683
Genzyme Corp.*	3,992	264,949
Becton, Dickinson & Co.	3,573	244,357
Thermo Fisher Scientific, Inc.*	6,183	210,655
Biogen Idec, Inc.*	4,296	204,618
Express Scripts, Inc.*	3,650	200,677
Aetna, Inc.	6,790	193,515
Allergan, Inc.	4,528	182,569

24 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     S&P 500 2x STRATEGY FUND

		Market
	Shares	Value

Cardinal Health, Inc.	5,293	$182,450
Boston Scientific Corp.*	22,110	171,131
St. Jude Medical, Inc.*	5,063	166,876
McKesson Corp.	4,056	157,089
Stryker Corp.	3,570	142,622
Zimmer Holdings, Inc.*	3,308	133,709
C.R. Bard, Inc.	1,459	122,935
Quest Diagnostics, Inc.	2,327	120,795
Forest Laboratories, Inc.*	4,440	113,087
Laboratory Corporation of America Holdings*	1,590	102,412
Humana, Inc.*	2,484	92,604
AmerisourceBergen Corp.	2,300	82,018
Cephalon, Inc.*	1,010	77,810
DaVita, Inc.*	1,529	75,793
Intuitive Surgical, Inc.*	584	74,162
CIGNA Corp.	4,045	68,158
Varian Medical Systems, Inc.*	1,826	63,983
Hospira, Inc.*	2,346	62,920
DENTSPLY International, Inc.	2,190	61,846
Life Technologies Corp.*	2,540	59,207
Waters Corp.*	1,450	53,143
Mylan Laboratories, Inc.*	4,487	44,376
Millipore Corp.*	806	41,525
Watson Pharmaceuticals, Inc.*	1,544	41,024
IMS Health, Inc.	2,679	40,614
King Pharmaceuticals, Inc.*	3,625	38,498
Coventry Health Care, Inc.*	2,193	32,632
Patterson Companies, Inc.*	1,342	25,163
PerkinElmer, Inc.	1,740	24,203
Tenet Healthcare Corp.*	6,112	7,029

Total Health Care		17,099,471

ENERGY 9.7%
Exxon Mobil Corp.	74,880	5,977,670
Chevron Corp.	29,910	2,212,443
ConocoPhillips	21,950	1,137,010
Schlumberger Ltd.	17,608	745,347
Occidental Petroleum Corp.	11,920	715,081
Devon Energy Corp.	6,509	427,706
Apache Corp.	4,924	366,986
XTO Energy, Inc.	8,498	299,724
Marathon Oil Corp.	10,379	283,969
Anadarko Petroleum Corp.	6,760	260,598
EOG Resources, Inc.	3,673	244,548
Halliburton Co.	13,157	239,194
Hess Corp.	4,178	224,108
Valero Energy Corp.	7,600	164,464
National-Oilwell Varco, Inc.*	6,148	150,257
Southwestern Energy Co.*	5,055	146,443
Baker Hughes, Inc.	4,526	145,149
Spectra Energy Corp.	8,990	141,503
Chesapeake Energy Corp.	7,961	128,729
Noble Energy, Inc.	2,543	125,166
Murphy Oil Corp.	2,805	124,402

		Market
	Shares	Value

Williams Companies, Inc.	8,513	$123,268
Weatherford International Ltd.*	10,023	108,449
Peabody Energy Corp.	3,930	89,408
Noble Corp.	3,890	85,930
El Paso Corp.	10,319	80,798
Range Resources Corp.	2,290	78,753
Consol Energy, Inc.	2,670	76,309
Sunoco, Inc.	1,719	74,708
Smith International, Inc.	3,223	73,775
Cameron International Corp.*	3,228	66,174
ENSCO International, Inc.	2,090	59,335
BJ Services Co.	4,297	50,146
Nabors Industries Ltd.*	4,187	50,118
Cabot Oil & Gas Corp.	1,520	39,520
Pioneer Natural Resources Co.	1,730	27,991
Tesoro Corp.	2,039	26,854
Rowan Companies, Inc.	1,662	26,426
Massey Energy Co.	1,252	17,265

Total Energy		15,415,724

FINANCIALS 9.7%
Wells Fargo & Co.	62,130	1,831,592
JPMorgan Chase & Co.	54,946	1,732,447
Bank of America Corp.	94,130	1,325,350
U.S. Bancorp	25,830	646,008
Goldman Sachs Group, Inc.	6,504	548,873
Citigroup, Inc.	80,233	538,363
Bank of New York Mellon Corp.	16,900	478,777
MetLife, Inc.	11,678	407,095
Travelers Companies, Inc.	8,600	388,720
American Express Co.	17,083	316,890
AFLAC, Inc.	6,870	314,921
PNC Financial Services Group, Inc.	6,300	308,700
Chubb Corp.	5,240	267,240
Allstate Corp.	7,900	258,804
Morgan Stanley	15,630	250,705
State Street Corp.	6,352	249,824
BB&T Corp.	8,139	223,497
Charles Schwab Corp.	13,768	222,629
CME Group, Inc.	990	206,029
Prudential Financial, Inc.	6,250	189,125
Capital One Financial Corp.	5,763	183,782
Marsh & McLennan Companies, Inc.	7,569	183,700
Aon Corp.	3,970	181,350
Simon Property Group, Inc.	3,328	176,817
Northern Trust Corp.	3,290	171,541
SunTrust Banks, Inc.	5,220	154,199
Loews Corp.	5,327	150,488
Progressive Corp.	9,940	147,211
Public Storage	1,850	147,075
Franklin Resources, Inc.	2,230	142,229
T. Rowe Price Group, Inc.	3,810	135,026
Hudson City Bancorp, Inc.	7,671	122,429

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     S&P 500 2x STRATEGY FUND

		Market
	Shares	Value

Vornado Realty Trust	2,020	$121,907
Equity Residential	4,003	119,369
NYSE Euronext	3,897	106,700
HCP, Inc.	3,718	103,249
Boston Properties, Inc.	1,780	97,900
People’s United Financial, Inc.	5,120	91,290
Unum Group	4,880	90,768
IntercontinentalExchange, Inc.*	1,060	87,386
Principal Financial Group, Inc.	3,814	86,082
Plum Creek Timber Co., Inc. (REIT)	2,460	85,460
Invesco Ltd.	5,670	81,875
Regions Financial Corp.	10,180	81,033
Ameriprise Financial, Inc.	3,184	74,378
Hartford Financial Services Group, Inc.	4,436	72,839
Lincoln National Corp.	3,770	71,027
Fifth Third Bancorp	8,506	70,260
Cincinnati Financial Corp.	2,390	69,477
AvalonBay Communities, Inc.	1,142	69,182
Discover Financial Services	7,064	67,320
M&T Bank Corp.	1,142	65,562
American International Group, Inc.	39,586	62,150
KeyCorp	7,282	62,043
KIMCO Realty Corp.	3,372	61,640
SLM Corp.*	6,878	61,214
Host Hotels & Resorts, Inc.	7,697	58,266
Moody’s Corp.	2,860	57,457
Torchmark Corp.	1,250	55,875
ProLogis	3,906	54,254
Marshall & Ilsley Corp.	3,823	52,146
Assurant, Inc.	1,730	51,900
Leucadia National Corp.*	2,607	51,619
Nasdaq Stock Market, Inc.*	2,004	49,519
Legg Mason, Inc.	2,084	45,660
Comerica, Inc.	2,215	43,968
Zions Bancorporation	1,698	41,618
Huntington Bancshares, Inc.	5,391	41,295
First Horizon National Corp.	3,019	31,915
CIT Group, Inc.	5,310	24,107
Sovereign Bancorp, Inc.*	8,012	23,876
Federated Investors, Inc. — Class B	1,301	22,065
Janus Capital Group, Inc.	2,330	18,710
Genworth Financial, Inc. — Class A	6,375	18,041
XL Capital Ltd.	4,870	18,019
Apartment Investment & Management Co. — Class A	1,490	17,210
CB Richard Ellis Group, Inc. — Class A*	3,290	14,213
MBIA, Inc.*	2,780	11,315
American Capital Ltd.	3,047	9,872

		Market
	Shares	Value

E*Trade Financial Corp.*	8,280	$9,522
Developers Diversified Realty Corp.	1,770	8,638

Total Financials		15,392,627

CONSUMER STAPLES 9.4%
Procter & Gamble Co.	43,950	2,716,989
Wal-Mart Stores, Inc.	32,917	1,845,327
Coca-Cola Co.	29,291	1,326,004
Philip Morris International, Inc.	29,780	1,295,728
PepsiCo, Inc.	22,870	1,252,590
CVS Caremark Corp.	21,143	607,650
Kraft Foods, Inc.	21,630	580,766
Colgate-Palmolive Co.	7,432	509,389
Altria Group, Inc.	30,328	456,740
Walgreen Co.	14,566	359,343
Costco Wholesale Corp.	6,360	333,900
Kimberly-Clark Corp.	6,100	321,714
General Mills, Inc.	4,919	298,829
Archer-Daniels-Midland Co.	9,446	272,328
Kroger Co.	9,601	253,563
Sysco Corp.	8,820	202,331
H.J. Heinz Co.	4,628	174,013
Kellogg Co.	3,711	162,727
UST, Inc.	2,187	151,734
Avon Products, Inc.	6,279	150,884
Safeway, Inc.	6,320	150,226
Lorillard, Inc.	2,480	139,748
Clorox Co.	2,034	113,009
ConAgra Foods, Inc.	6,590	108,735
Molson Coors Brewing Co. — Class B	2,190	107,135
Sara Lee Corp.	10,401	101,826
Reynolds American, Inc.	2,488	100,291
Campbell Soup Co.	3,030	90,930
Hershey Co.	2,437	84,661
J.M. Smucker Co.	1,737	75,316
Brown-Forman Corp. — Class B	1,436	73,940
McCormick & Company, Inc.	1,906	60,725
Dr Pepper Snapple Group, Inc.*	3,736	60,710
Coca-Cola Enterprises, Inc.	4,666	56,132
Estee Lauder Companies, Inc. — Class A	1,712	53,004
SUPERVALU, INC.	3,117	45,508
Constellation Brands, Inc. — Class A*	2,864	45,165
Pepsi Bottling Group, Inc.	1,990	44,795
Dean Foods Co.*	2,267	40,738
Tyson Foods, Inc. — Class A	4,451	38,991
Whole Foods Market, Inc.	2,070	19,541

Total Consumer Staples		14,883,675

INDUSTRIALS 8.1%
General Electric Co.	154,630	2,505,006
United Parcel Service, Inc. — Class B	14,650	808,094

26 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     S&P 500 2x STRATEGY FUND

		Market
	Shares	Value

United Technologies Corp.	13,990	$749,864
3M Co.	10,200	586,908
Boeing Co.	10,790	460,409
Emerson Electric Co.	11,290	413,327
Lockheed Martin Corp.	4,894	411,487
Caterpillar, Inc.	8,880	396,670
Union Pacific Corp.	7,460	356,588
Honeywell International, Inc.	10,690	350,953
General Dynamics Corp.	5,740	330,567
Burlington Northern Santa Fe Corp.	4,140	313,439
Raytheon Co.	6,100	311,344
FedEx Corp.	4,583	293,999
Norfolk Southern Corp.	5,450	256,422
Deere & Co.	6,282	240,726
Waste Management, Inc.	7,227	239,503
Northrop Grumman Corp.	4,820	217,093
Danaher Corp.	3,766	213,193
Illinois Tool Works, Inc.	5,800	203,290
CSX Corp.	5,810	188,651
Paccar, Inc.	5,333	152,524
Tyco International Ltd.	6,967	150,487
CH Robinson Worldwide, Inc.	2,486	136,805
L-3 Communications Holdings, Inc.	1,760	129,853
ITT Corporation	2,683	123,391
Precision Castparts Corp.	2,046	121,696
Eaton Corp.	2,430	120,795
Fluor Corp.	2,664	119,534
Republic Services, Inc.	4,730	117,257
Expeditors International of Washington, Inc.	3,117	103,703
Parker Hannifin Corp.	2,370	100,820
Southwest Airlines Co.	10,896	93,923
Rockwell Collins, Inc.	2,331	91,119
Dover Corp.	2,740	90,201
Jacobs Engineering Group, Inc.*	1,810	87,061
Ingersoll-Rand Co. — Class A	4,699	81,528
Cummins, Inc.	2,970	79,388
Pitney Bowes, Inc.	3,040	77,459
Iron Mountain, Inc.*	3,048	75,377
W.W. Grainger, Inc.	947	74,661
Cooper Industries Ltd. — Class A	2,546	74,420
Rockwell Automation, Inc.	2,080	67,059
Goodrich Corp.	1,810	67,006
Fastenal Co.	1,900	66,215
Stericycle, Inc.*	1,259	65,569
Dun & Bradstreet Corp.	790	60,988
Masco Corp.	5,292	58,900
Avery Dennison Corp.	1,569	51,353
Pall Corp.	1,740	49,468
Equifax, Inc.	1,860	49,327
Textron, Inc.	3,550	49,238
Robert Half International, Inc.	2,290	47,678

		Market
	Shares	Value

Cintas Corp.	1,940	$45,066
Flowserve Corp.	830	42,745
RR Donnelley & Sons Co.	3,020	41,012
Ryder System, Inc.	820	31,800
Monster Worldwide, Inc.*	1,818	21,980
Manitowoc Co., Inc.	1,921	16,636

Total Industrials		12,881,575

CONSUMER DISCRETIONARY 6.1%
McDonald’s Corp.	16,410	1,020,538
Comcast Corp. — Class A	42,390	715,543
Walt Disney Co.	27,250	618,302
Home Depot, Inc.	24,966	574,717
Time Warner, Inc.	52,820	531,369
Lowe’s Companies, Inc.	21,579	464,380
Target Corp.	11,084	382,731
News Corp. — Class A	33,857	307,760
Nike, Inc. — Class B	5,772	294,372
Amazon.com, Inc.*	4,738	242,965
Yum! Brands, Inc.	6,810	214,515
Staples, Inc.	10,501	188,178
DIRECTV Group, Inc.*	8,040	184,196
Viacom, Inc. — Class B*	9,030	172,112
Kohl’s Corp.*	4,487	162,429
Johnson Controls, Inc.	8,745	158,809
Carnival Corp.	6,440	156,621
Best Buy Company, Inc.	4,979	139,960
TJX Companies, Inc.	6,130	126,094
Omnicom Group, Inc.	4,580	123,294
Apollo Group, Inc. — Class A*	1,570	120,293
H&R Block, Inc.	4,989	113,350
McGraw-Hill Companies, Inc.	4,630	107,370
Starbucks Corp.*	10,825	102,404
Coach, Inc.*	4,820	100,111
Bed Bath & Beyond, Inc.*	3,830	97,359
The Gap, Inc.	6,870	91,989
Fortune Brands, Inc.	2,204	90,981
Genuine Parts Co.	2,350	88,971
Sherwin-Williams Co.	1,450	86,638
Mattel, Inc.	5,275	84,400
Marriott International, Inc. — Class A	4,320	84,024
CBS Corp.	10,016	82,031
Ford Motor Co.*	35,164	80,526
AutoZone, Inc.*	560	78,103
VF Corp.	1,295	70,927
J.C. Penney Company, Inc.	3,264	64,301
Macy’s, Inc.	6,200	64,170
Harley-Davidson, Inc.	3,430	58,207
Darden Restaurants, Inc.	2,040	57,487
Family Dollar Stores, Inc.	2,054	53,548
Hasbro, Inc.	1,830	53,381
GameStop Corp. — Class A*	2,408	52,157
International Game Technology, Inc.	4,340	51,603

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     S&P 500 2x STRATEGY FUND

		Market
	Shares	Value

Starwood Hotels & Resorts Worldwide, Inc.	2,700	$48,330
Whirlpool Corp.	1,080	44,658
Tiffany & Co.	1,808	42,723
Limited Brands, Inc.	3,990	40,060
Newell Rubbermaid, Inc.	4,080	39,902
Stanley Works	1,163	39,658
Wynn Resorts Ltd.*	910	38,457
Polo Ralph Lauren Corp.	827	37,554
Black & Decker Corp.	886	37,044
Washington Post Co. — Class B	90	35,123
Leggett & Platt, Inc.	2,300	34,937
Pulte Homes, Inc.	3,153	34,462
Snap-On, Inc.	849	33,434
Sears Holdings Corp.*	820	31,873
Nordstrom, Inc.	2,350	31,279
Abercrombie & Fitch Co. — Class A	1,283	29,599
Scripps Networks Interactive, Inc.	1,328	29,216
General Motors Corp.	8,980	28,736
D.R. Horton, Inc.	4,062	28,718
Interpublic Group of Companies, Inc.*	7,020	27,799
Gannett Co., Inc.	3,359	26,872
Eastman Kodak Co.	3,950	25,991
Expedia, Inc.*	3,093	25,486
RadioShack Corp.	1,840	21,970
Goodyear Tire & Rubber Co.*	3,543	21,152
Centex Corp.	1,825	19,418
Lennar Corp. — Class A	2,081	18,042
Big Lots, Inc.*	1,207	17,489
Wyndham Worldwide Corp.	2,610	17,096
AutoNation, Inc.*	1,589	15,699
KB HOME	1,110	15,118
Harman International Industries, Inc.	860	14,388
New York Times Co. — Class A	1,715	12,571
Office Depot, Inc.*	4,049	12,066
Meredith Corp.	530	9,074
Jones Apparel Group, Inc.	1,230	7,208

Total Consumer Discretionary		9,706,418

UTILITIES 3.1%
Exelon Corp.	9,688	538,750
Southern Co.	11,407	422,059
Dominion Resources, Inc.	8,551	306,468
FPL Group, Inc.	6,014	302,685
Duke Energy Corp.	18,628	279,606
Entergy Corp.	2,790	231,933
FirstEnergy Corp.	4,490	218,124
Public Service Enterprise Group, Inc.	7,457	217,521
PG&E Corp.	5,317	205,821
American Electric Power Company, Inc.	5,936	197,550

		Market
	Shares	Value

PPL Corp.	5,520	$169,409
Consolidated Edison, Inc.	4,030	156,888
Progress Energy, Inc.	3,874	154,379
Edison International	4,797	154,080
Sempra Energy	3,590	153,042
Xcel Energy, Inc.	6,615	122,708
Ameren Corp.	3,113	103,538
DTE Energy Co.	2,394	85,394
Allegheny Energy, Inc.	2,490	84,311
Questar Corp.	2,548	83,294
AES Corp.*	9,905	81,617
Wisconsin Energy Corp.	1,717	72,080
Constellation Energy Group, Inc.	2,629	65,962
Equitable Resources, Inc.	1,930	64,751
CenterPoint Energy, Inc.	5,068	63,958
SCANA Corp.	1,730	61,588
Pepco Holdings, Inc.	3,190	56,654
Integrys Energy Group, Inc.	1,132	48,653
Pinnacle West Capital Corp.	1,491	47,906
NiSource, Inc.	4,034	44,253
TECO Energy, Inc.	3,131	38,668
CMS Energy Corp.	3,329	33,656
Nicor, Inc.	666	23,137
Dynegy Inc.*	7,447	14,894

Total Utilities		4,905,337

TELECOMMUNICATION SERVICES 2.8%
AT&T, Inc.	86,755	2,472,518
Verizon Communications, Inc.	41,816	1,417,562
American Tower Corp. — Class A*	5,839	171,200
Qwest Communications International, Inc.	21,570	78,515
Sprint Nextel Corp.*	42,057	76,964
Embarq Corp.	2,088	75,084
Windstream Corp.	6,469	59,515
CenturyTel, Inc.	1,480	40,448
Frontier Communications Corp.	4,590	40,117

Total Telecommunication Services		4,431,923

MATERIALS 2.2%
Monsanto Co.	8,060	567,021
E.I. du Pont de Nemours and Co.	13,278	335,933
Newmont Mining Corp.	6,686	272,120
Praxair, Inc.	4,540	269,494
Nucor Corp.	4,620	213,444
Dow Chemical Co.	13,605	205,299
Air Products & Chemicals, Inc.	3,090	155,334
Freeport-McMoRan Copper & Gold, Inc.	5,560	135,886
Alcoa, Inc.	11,780	132,643
Rohm & Haas Co.	1,837	113,508
Vulcan Materials Co.	1,623	112,928
PPG Industries, Inc.	2,418	102,596
Weyerhaeuser Co.	3,111	95,228
Ecolab, Inc.	2,470	86,821

28 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)
December 31, 2008
     S&P 500 2X STRATEGY FUND

		Market
	Shares	Value

Sigma-Aldrich Corp.	1,850	$78,144
International Paper Co.	6,293	74,257
Owens-Illinois, Inc.*	2,460	67,232
United States Steel Corp.	1,710	63,612
Ball Corp.	1,390	57,810
Pactiv Corp.*	1,942	48,317
CF Industries Holdings, Inc.	836	41,098
Allegheny Technologies, Inc.	1,420	36,253
Sealed Air Corp.	2,330	34,810
Bemis Co.	1,465	34,691
International Flavors & Fragrances, Inc.	1,159	34,446
Eastman Chemical Co.	1,070	33,930
MeadWestvaco Corp.	2,523	28,232
AK Steel Holding Corp.	1,650	15,378
Titanium Metals Corp.	1,250	11,013

Total Materials		3,457,478

Total Common Stocks (Cost $104,101,690)		115,890,866

	Face
	Amount
REPURCHASE AGREEMENTS† 24.4%
UBS Financial Services, Inc. issued 12/31/08 at 0.01% due 01/02/09	$33,454,853	33,454,853
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	5,301,670	5,301,670

Total Repurchase Agreements (Cost $38,756,523)		38,756,523

Total Investments 97.3% (Cost $142,858,213)		$154,647,389

Other Assets in Excess of Liabilities – 2.7%		$4,316,388

Net Assets – 100.0%		$158,963,777

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED
March 2009 S&P500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $179,739,800)	3,992	$4,536,524

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENT
Goldman Sachs International January 2009 S&P500 Index Swap, Terminating 01/08/09** (Notional Market Value $20,587,735)	22,793	$925,727

*	Non-Income Producing Security.

**	Total Return based on S&P 500 Index +/- financing at a variable rate.

†	Repurchase Agreements — See Note 5.

REIT — Real Estate Investment Trust.
See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS
December 31, 2008
     INVERSE S&P 500 2x STRATEGY FUND

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 35.6%
Freddie Mac*
0.09% due 03/25/09	$25,000,000	$24,996,025
1.25% due 05/05/09	25,000,000	24,977,500
Federal Home Loan Bank**
2.10% due 01/09/09	25,000,000	24,989,792

Total Federal Agency Discount Notes (Cost $74,877,896)		74,963,317

REPURCHASE AGREEMENTS† 39.7%
UBS Financial Services, Inc. issued 12/31/08 at 0.01% due 01/02/09	72,023,960	72,023,960
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	11,413,808	11,413,808

Total Repurchase Agreements (Cost $83,437,768)		83,437,768

Total Investments 75.3% (Cost $158,315,664)		$158,401,085

Other Assets in Excess of Liabilities – 24.7%		$52,039,168

Net Assets – 100.0%		$210,440,253

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS SOLD SHORT
March 2009 S&P500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $249,303,425)	5,537	$(2,490,808)

	Units
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
Goldman Sachs International January 2009 S&P500 Index Swap, Terminating 01/08/09†† (Notional Market Value $167,349,813)	185,275	$779,360

*	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 5.

††	Total Return based on S&P 500 Index +/- financing at a variable rate.
30 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
December 31, 2008
     NASDAQ-100® 2x STRATEGY FUND

		Market
	Shares	Value

COMMON STOCKS 79.3%

INFORMATION TECHNOLOGY 46.7%
Apple, Inc.*	126,070	$10,760,074
Qualcomm, Inc.	203,010	7,273,848
Microsoft Corp.	311,290	6,051,477
Google, Inc. — Class A*	14,820	4,559,373
Oracle Corp.*	218,530	3,874,537
Cisco Systems, Inc.*	212,690	3,466,847
Intel Corp.	198,030	2,903,120
Research In Motion Ltd.*	57,530	2,334,567
Automatic Data Processing, Inc.	36,490	1,435,517
eBay, Inc.*	96,830	1,351,747
Symantec Corp.*	88,890	1,201,793
Adobe Systems, Inc.*	52,910	1,126,454
Activision Blizzard Inc.*	120,250	1,038,960
Intuit, Inc.*	41,000	975,390
CA, Inc.	50,620	937,989
Paychex, Inc.	34,800	914,544
Yahoo!, Inc.*	67,830	827,526
Dell, Inc.*	72,730	744,755
Fiserv, Inc.*	20,370	740,857
Applied Materials, Inc.	70,550	714,671
Altera Corp.	42,530	710,676
Broadcom Corp. — Class A*	41,440	703,237
Linear Technology Corp.	30,130	666,476
Xilinx, Inc.	36,950	658,449
Juniper Networks, Inc.*	35,280	617,753
Electronic Arts, Inc.*	32,890	527,556
Cognizant Technology Solutions Corp. — Class A*	28,850	521,031
Citrix Systems, Inc.*	21,940	517,126
NetApp, Inc.*	35,100	490,347
Autodesk, Inc.*	23,970	471,010
Flir Systems, Inc.*	14,780	453,450
KLA-Tencor Corp.	20,810	453,450
Nvidia Corp.*	53,620	432,713
Check Point Software Technologies Ltd.*	21,520	408,665
Marvell Technology Group Ltd.*	59,280	395,398
Maxim Integrated Products, Inc.	31,630	361,215
VeriSign, Inc.*	18,600	354,888
Baidu.com — SP ADR*	2,680	349,928
Microchip Technology, Inc.	15,380	300,371
Infosys Technologies Ltd. — SP ADR	11,440	281,081
Lam Research Corp.*	13,120	279,194
Logitech International SA*	17,720	276,078
Akamai Technologies, Inc.*	16,480	248,683
IAC/InterActiveCorp*	14,810	232,961
Flextronics International Ltd.*	89,300	228,608
Seagate Technology	49,510	219,329
Sun Microsystems, Inc.*	32,670	124,799

Total Information Technology		64,518,518

		Market
	Shares	Value

HEALTH CARE 16.1%
Gilead Sciences, Inc.*	91,170	$4,662,434
Amgen, Inc.*	50,210	2,899,627
Teva Pharmaceutical Industries Ltd. — SP ADR	64,890	2,762,367
Celgene Corp.*	46,190	2,553,383
Genzyme Corp.*	34,480	2,288,438
Biogen Idec, Inc.*	32,250	1,536,068
Express Scripts, Inc.*	22,450	1,234,301
Cephalon, Inc.*	6,780	522,331
Intuitive Surgical, Inc.*	3,970	504,150
Vertex Pharmaceuticals, Inc.*	16,000	486,080
Life Technologies Corp.*	17,840	415,850
DENTSPLY International, Inc.	14,540	410,610
Warner Chilcott Ltd.*	25,410	368,445
Hologic, Inc.*	27,390	357,987
Pharmaceutical Product Development, Inc.	11,660	338,257
Henry Schein, Inc.*	9,060	332,411
Illumina, Inc.*	12,350	321,718
Patterson Companies, Inc.*	11,850	222,188

Total Health Care		22,216,645

CONSUMER DISCRETIONARY 9.6%
Comcast Corp. — Class A	146,680	2,475,958
DIRECTV Group, Inc.*	77,760	1,781,482
Amazon.com, Inc.*	28,950	1,484,556
Apollo Group, Inc. — Class A*	16,350	1,252,737
Starbucks Corp.*	103,670	980,718
Bed Bath & Beyond, Inc.*	35,510	902,664
Staples, Inc.	48,720	873,062
Wynn Resorts Ltd.*	12,420	524,869
Sears Holdings Corp.*	13,150	511,140
O’Reilly Automotive, Inc.*	13,640	419,294
Ross Stores, Inc.	13,530	402,247
Garmin Ltd.	19,100	366,147
Urban Outfitters, Inc.*	16,870	252,713
Liberty Global, Inc. — Class A*	15,460	246,123
DISH Network Corp. — Class A*	21,900	242,871
Expedia, Inc.*	28,690	236,406
Liberty Media Corp — Interactive*	55,330	172,630
Focus Media Holding — SP ADR*	11,630	105,717

Total Consumer Discretionary		13,231,334

INDUSTRIALS 4.7%
Paccar, Inc.	41,340	1,182,324
First Solar, Inc.*	7,220	996,071
CH Robinson Worldwide, Inc.	17,000	935,510
Expeditors International of Washington, Inc.	21,170	704,326
Fastenal Co.	14,440	503,234
Stericycle, Inc.*	9,140	476,011
Cintas Corp.	18,640	433,007

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (concluded)
December 31, 2008
     NASDAQ-100® 2x STRATEGY FUND

		Market
	Shares	Value

Ryanair Holdings PLC — SP ADR*	11,820	$343,726
J.B. Hunt Transport Services, Inc.	12,800	336,256
Foster Wheeler Ltd.*	13,410	313,526
Joy Global, Inc.	10,200	233,478

Total Industrials		6,457,469

CONSUMER STAPLES 1.1%
Costco Wholesale Corp.	23,120	1,213,800
Hansen Natural Corp.*	9,300	311,829

Total Consumer Staples		1,525,629

TELECOMMUNICATION SERVICES 0.6%
Millicom International Cellular SA	10,650	478,292
NII Holdings, Inc. — Class B*	16,380	297,788

Total Telecommunication Services		776,080

MATERIALS 0.5%
Sigma-Aldrich Corp.	12,240	517,017
Steel Dynamics, Inc.	19,050	212,979

Total Materials		729,996

Total Common Stocks (Cost $78,376,301)		109,455,671

	Face
	Amount
REPURCHASE AGREEMENTS† 11.6%
UBS Financial Services, Inc. issued 12/31/08 at 0.01% due 01/02/09	$13,795,098	13,795,098
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	2,186,142	2,186,142

Total Repurchase Agreements (Cost $15,981,240)		15,981,240

Total Investments 90.9% (Cost $94,357,541)		$125,436,911

Other Assets in Excess of Liabilities – 9.1%		$12,604,135

Net Assets – 100.0%		$138,041,046

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED
March 2009 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $134,192,520)	5,544	$1,136,457

	Units
EQUITY INDEX SWAP AGREEMENT
Goldman Sachs International January 2009 NASDAQ-100 Index Swap, Terminating 01/08/09** (Notional Market Value $32,487,214)	26,812	$779,688

*	Non-Income Producing Security.

**	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

†	Repurchase Agreements — See Note 5.

ADR — American Depository Receipt.
32 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
December 31, 2008
     INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS† 74.2%
UBS Financial Services, Inc. issued 12/31/08 at 0.01% due 01/02/09	$79,017,641	$79,017,641
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	12,522,114	12,522,114

Total Repurchase Agreements (Cost $91,539,755)		91,539,755

Total Investments 74.2% (Cost $91,539,755)		$91,539,755

Other Assets in Excess of Liabilities – 25.8%		$31,805,252

Net Assets – 100.0%		$123,345,007

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS SOLD SHORT
March 2009 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $172,654,265)	7,133	$(240,419)

	Units
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
Goldman Sachs International January 2009 NASDAQ-100 Index Swap, Terminating 01/08/09* (Notional Market Value $72,692,074)	59,994	$803,369

*	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

†	Repurchase Agreements — See Note 5
See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS
December 31, 2008
     DOW 2x STRATEGY FUND

		Market
	Shares	Value

COMMON STOCKS 51.4%

INDUSTRIALS 10.0%
3M Co.	21,430	$1,233,082
United Technologies Corp.	21,426	1,148,434
Caterpillar, Inc.	21,430	957,278
Boeing Co.	21,430	914,418
General Electric Co.	21,430	347,166

Total Industrials		4,600,378

CONSUMER STAPLES 8.9%
Procter & Gamble Co.	21,430	1,324,803
Wal-Mart Stores, Inc.	21,427	1,201,198
Coca-Cola Co.	21,430	970,136
Kraft Foods, Inc.	21,430	575,395

Total Consumer Staples		4,071,532

INFORMATION TECHNOLOGY 7.2%
International Business Machines Corp.	21,434	1,803,885
Hewlett-Packard Co.	21,430	777,695
Microsoft Corp.	21,430	416,599
Intel Corp.	21,430	314,164

Total Information Technology		3,312,343

ENERGY 7.2%
Exxon Mobil Corp.	21,430	1,710,757
Chevron Corp.	21,430	1,585,177

Total Energy		3,295,934

CONSUMER DISCRETIONARY 5.2%
McDonald’s Corp.	21,430	1,332,732
Home Depot, Inc.	21,427	493,250
Walt Disney Co.	21,428	486,201
General Motors Corp.	21,430	68,576

Total Consumer Discretionary		2,380,759

HEALTH CARE 5.0%
Johnson & Johnson, Inc.	21,430	1,282,157
Merck & Company, Inc.	21,430	651,472
Pfizer, Inc.	21,430	379,525

Total Health Care		2,313,154

FINANCIALS 3.3%
JPMorgan Chase & Co.	21,427	675,593
American Express Co.	21,428	397,490
Bank of America Corp.	21,430	301,734
Citigroup, Inc.	21,430	143,795

Total Financials		1,518,612

TELECOMMUNICATION SERVICES 2.9%
Verizon Communications, Inc.	21,425	726,307
AT&T, Inc.	21,433	610,841

Total Telecommunication Services		1,337,148

		Market
	Shares	Value

MATERIALS 1.7%
E.I. du Pont de Nemours and Co.	21,430	$542,179
Alcoa, Inc.	21,426	241,257

Total Materials		783,436

Total Common Stocks (Cost $25,020,730)		23,613,296

	Face
	Amount
REPURCHASE AGREEMENTS† 25.8%
UBS Financial Services, Inc. issued 12/31/08 at 0.01% due 01/02/09	$10,225,593	10,225,593
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	1,620,474	1,620,474

Total Repurchase Agreements (Cost $11,846,067)		11,846,067

Total Investments 77.2% (Cost $36,866,797)		$35,459,363

Other Assets in Excess of Liabilities – 22.8%		$10,450,581

Net Assets – 100.0%		$45,909,944

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED
March 2009 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $67,046,400)	1,536	$1,089,975

	Units
EQUITY INDEX SWAP AGREEMENT
Goldman Sachs International January 2009 Dow Jones Industrial Average Index Swap, Terminating 01/08/09* (Notional Market Value $1,009,269)	115	$(17,276)

*	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

†	Repurchase Agreements — See Note 5.
34 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
December 31, 2008
     INVERSE DOW 2x STRATEGY FUND

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS† 57.5%
UBS Financial Services, Inc. issued 12/31/08 at 0.01% due 01/02/09	$20,367,866	$20,367,866
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	3,227,744	3,227,744

Total Repurchase Agreements (Cost $23,595,610)		23,595,610

Total Investments 57.5% (Cost $23,595,610)		$23,595,610

Other Assets in Excess of Liabilities – 42.5%		$17,421,331

Net Assets – 100.0%		$41,016,941

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS SOLD SHORT
March 2009 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $80,141,400)	1,836	$(233,734)

	Units
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
Goldman Sachs International January 2009 Dow Jones Industrial Average Index Swap, Terminating 01/08/09* (Notional Market Value $1,009,269)	115	$17,211

*	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

†	Repurchase Agreements — See Note 5.
See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

COMMON STOCKS 76.3%

FINANCIALS 17.9%
Realty Income Corp.	2,940	$68,061
Aspen Insurance Holdings Ltd.	2,490	60,382
Senior Housing Properties Trust	3,330	59,674
First Niagara Financial Group, Inc.	3,450	55,786
Platinum Underwriters Holdings Ltd.	1,420	51,234
Highwoods Properties, Inc.	1,850	50,616
ProAssurance Corp.*	936	49,402
Validus Holdings Ltd.	1,873	48,998
FirstMerit Corp.	2,350	48,386
Montpelier Re Holdings Ltd.	2,720	45,669
UMB Financial Corp.	900	44,226
Knight Capital Group, Inc. — Class A*	2,730	44,089
Westamerica Bancorporation	840	42,966
Washington Real Estate Investment Trust	1,517	42,931
NewAlliance Bancshares, Inc.	3,163	41,657
IPC Holdings Ltd.	1,360	40,664
Healthcare Realty Trust, Inc.	1,707	40,080
Susquehanna Bancshares, Inc.	2,500	39,775
National Retail Properties, Inc.	2,271	39,038
Apollo Investment Corp.	4,140	38,543
Omega Healthcare Investors, Inc.	2,380	38,009
Corporate Office Properties Trust SBI	1,220	37,454
Home Properties, Inc.	920	37,352
United Bankshares, Inc.	1,100	36,542
Selective Insurance Group, Inc.	1,560	35,771
Greenhill & Company, Inc.	500	34,885
Old National Bancorp	1,920	34,867
Tanger Factory Outlet Centers, Inc.	920	34,610
Stifel Financial Corp.*	747	34,250
Cathay General Bancorp	1,440	34,200
Zenith National Insurance Corp.	1,080	34,096
Hancock Holding Co.	747	33,959
MFA Mortgage Investments, Inc.	5,750	33,867
Prosperity Bancshares, Inc.	1,140	33,733
National Penn Bancshares, Inc.	2,310	33,518
Glacier Bancorp, Inc.	1,760	33,475
Odyssey Re Holdings Corp.	640	33,158
First Financial Bankshares, Inc.	600	33,126
RLI Corp.	540	33,026
FNB Corp.	2,500	33,000
International Bancshares Corp.	1,490	32,527
Trustmark Corp.	1,440	31,090
First Commonwealth Financial Corp.	2,470	30,579
Mid-America Apartment Communities, Inc.	817	30,360

		Market
	Shares	Value

Argo Group International Holdings Ltd.*	890	$30,189
Potlatch Corp.	1,150	29,911
Signature Bank*	1,030	29,551
East-West Bancorp, Inc.	1,839	29,369
Max Capital Group Ltd.	1,640	29,028
Entertainment Properties Trust	960	28,608
MB Financial Corp.	1,010	28,229
First Midwest Bancorp, Inc.	1,409	28,138
BioMed Realty Trust, Inc.	2,340	27,425
Provident Financial Services, Inc.	1,740	26,622
NBT Bancorp Inc.	930	26,003
Extra Space Storage, Inc.	2,490	25,697
Eastgroup Properties, Inc.	720	25,618
Umpqua Holding Corp.	1,750	25,322
DCT Industrial Trust, Inc.	4,989	25,244
Franklin Street Properties Corp., Inc.	1,709	25,208
American Campus Communities, Inc.	1,230	25,190
S&T Bancorp, Inc.	690	24,495
Employers Holdings, Inc.	1,440	23,760
Park National Corp.	330	23,677
Cash America International, Inc.	850	23,247
Community Bank System, Inc.	951	23,195
First Bancorp Puerto Rico	2,070	23,060
Equity Lifestyle Properties, Inc.	600	23,016
CVB Financial Corp.	1,919	22,836
SVB Financial Group*	866	22,715
Sovran Self Storage, Inc.	630	22,680
Pacific Capital Bancorp	1,340	22,619
Delphi Financial Group, Inc. — Class A	1,200	22,128
UCBH Holdings, Inc.	3,200	22,016
IBERIABANK Corp.	458	21,984
Inland Real Estate Corp.	1,660	21,547
Piper Jaffray Companies, Inc.*	540	21,470
Post Properties, Inc.	1,290	21,285
Interactive Brokers Group, Inc. — Class A*	1,180	21,110
WesBanco, Inc.	775	21,088
TrustCo Bank Corp.	2,210	21,017
Navigators Group, Inc.*	377	20,701
United Fire & Casualty Co.	660	20,506
PrivateBancorp, Inc.	620	20,125
PHH Corp.*	1,570	19,986
Pinnacle Financial Partners, Inc.*	660	19,675
PS Business Parks, Inc.	440	19,650
Infinity Property & Casualty Corp.	420	19,627
Chemical Financial Corp.	690	19,237
PacWest Bancorp	710	19,099
Assured Guaranty Ltd.	1,630	18,582
Brookline Bancorp, Inc.	1,690	17,998
Ares Capital Corp.	2,830	17,914

36 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Harleysville National Corp.	1,240	$17,906
Safety Insurance Group, Inc.	470	17,888
Investors Real Estate Trust	1,670	17,886
National Health Investors, Inc.	650	17,829
Capstead Mortgage Corp.	1,640	17,663
Cousins Properties, Inc.	1,270	17,589
KBW, Inc.*	757	17,411
Investors Bancorp, Inc.*	1,290	17,325
Financial Federal Corp.	740	17,220
Ezcorp, Inc. — Class A*	1,120	17,035
Anworth Mortgage Asset Corp.	2,600	16,718
City Holding Co.	478	16,625
optionsXpress Holdings, Inc.	1,240	16,566
Tower Group, Inc.	586	16,531
Equity One, Inc.	930	16,461
Bank Mutual Corp.	1,408	16,248
Community Trust Bancorp, Inc.	440	16,170
United Community Banks, Inc.	1,191	16,168
Alexander’s, Inc.	60	15,294
Portfolio Recovery Associates, Inc.*	440	14,890
TowneBank	600	14,874
Provident New York Bancorp	1,160	14,384
Redwood Trust, Inc.	960	14,314
DiamondRock Hospitality Co.	2,760	13,993
Wintrust Financial Corp.	676	13,905
LTC Properties, Inc.	676	13,709
Chimera Investment Corp.	3,970	13,696
First Financial Bancorp	1,090	13,505
First Busey Corp.	740	13,498
First Financial Corp.	328	13,445
Acadia Realty Trust	940	13,414
SWS Group, Inc.	707	13,398
Sterling Financial Corp.	1,519	13,367
Castlepoint Holdings Ltd.	979	13,275
Harleysville Group, Inc.	379	13,163
LaSalle Hotel Properties	1,172	12,951
Sterling Bancshares, Inc.	2,130	12,950
Hilltop Holdings, Inc.*	1,310	12,759
Pico Holdings, Inc.*	469	12,466
State Auto Financial Corp.	410	12,325
Independent Bank Corp.	468	12,243
Medical Properties Trust, Inc.	1,930	12,178
Colonial BancGroup, Inc.	5,870	12,151
Univest Corp. of Pennsylvania	378	12,149
Simmons First National Corp.	409	12,053
Hatteras Financial Corp.	450	11,970
National Western Life Insurance Co. — Class A	70	11,842
Stewart Information Services Corp.	500	11,745
First Merchants Corp.	527	11,705
American Physicians Capital, Inc.	240	11,544
Colonial Properties Trust	1,380	11,495

		Market
	Shares	Value

Banco Latinoamericano de Exportaciones SA	800	$11,488
SCBT Financial Corp.	330	11,385
Amerisafe, Inc.*	548	11,250
Universal Health Realty Income Trust	340	11,189
StellarOne Corp.	660	11,154
Bancfirst Corp.	210	11,113
Saul Centers, Inc.	280	11,060
First Cash Financial Services, Inc.*	580	11,055
American Equity Investment Life Holding Co.	1,576	11,032
Lexington Realty Trust	2,186	10,930
FPIC Insurance Group, Inc.*	249	10,901
Citizens Banking Corp.	3,656	10,895
Greenlight Capital Re Ltd. — Class A*	836	10,860
Phoenix Companies, Inc.	3,320	10,856
Horace Mann Educators Corp.	1,180	10,844
Ambac Financial Group, Inc.	8,320	10,816
Berkshire Hills Bancorp, Inc.	350	10,801
Boston Private Financial Holdings, Inc.	1,577	10,787
Northwest Bancorp, Inc.	500	10,690
Beneficial Mutual Bancorp, Inc.*	950	10,687
SY Bancorp, Inc.	388	10,670
Texas Capital Bancshares, Inc.*	798	10,661
Citizens, Inc.*	1,090	10,573
Bank of the Ozarks, Inc.	356	10,552
Getty Realty Corp.	500	10,530
Sandy Spring Bancorp, Inc.	480	10,478
Meadowbrook Insurance Group Co., Inc.	1,610	10,368
Renasant Corp.	608	10,354
Prospect Capital Corp.	860	10,294
Home Bancshares, Inc.	380	10,241
Triko Bancshares	410	10,238
Crawford & Co. — Class B*	700	10,178
1st Source Corp.	430	10,161
Suffolk Bancorp	279	10,024
Forestar Real Estate Group, Inc.*	1,040	9,901
Tompkins Financial Corp.	170	9,851
First Industrial Realty Trust, Inc.	1,290	9,739
Capital Southwest Corp.	90	9,734
Urstadt Biddle Properties, Inc.	610	9,717
eHealth, Inc.*	730	9,694
Union Bankshares Corp.	390	9,672
Ocwen Financial Corp., Inc.*	1,040	9,547
Westfield Financial, Inc.	920	9,494
World Acceptance Corp.*	480	9,485
CNA Surety Corp.*	490	9,408
Enstar Group*	159	9,403
Capital City Bank Group, Inc.	340	9,262
Provident Bankshares Corp.	957	9,245

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Riskmetrics Group, Inc.*	620	$9,232
Dime Community Bancshares	687	9,137
South Financial Group, Inc.	2,110	9,115
First Community Bancshares, Inc.	257	8,962
MainSource Financial Group, Inc.	577	8,943
Sunstone Hotel Investors, Inc.	1,410	8,728
WSFS Financial Corp.	180	8,638
Radian Group, Inc.	2,340	8,611
Flagstone Reinsurance Holdings	880	8,598
thinkorswim Group, Inc.*	1,510	8,486
Central Pacific Financial Corp.	840	8,434
Lakeland Financial Corp.	348	8,289
Tejon Ranch Co. De*	330	8,164
Southside Bancshares, Inc.	346	8,131
Parkway Properties, Inc.	450	8,100
Washington Trust Bancorp, Inc.	400	7,900
United Financial Bancorp, Inc.	520	7,873
Cedar Shopping Centers, Inc.	1,110	7,859
Heartland Financial USA, Inc.	379	7,804
Compass Diversified Trust	690	7,762
First Bancorp	420	7,707
MVC Capital, Inc.	700	7,679
Pennsylvania Real Estate Investment Trust	1,030	7,673
BancTrust Financial Group, Inc.	517	7,631
Hercules Technology Growth Capital, Inc.	960	7,603
Flushing Financial Corp.	629	7,523
First Potomac Realty Trust	800	7,440
MarketAxess Holdings, Inc.*	910	7,426
Nelnet, Inc. — Class A	516	7,394
Republic Bancorp, Inc.	270	7,344
Life Partners Holdings, Inc.	168	7,332
Dollar Financial Corp.*	710	7,313
Sterling Bancorp	520	7,296
SeaBright Insurance Holdings, Inc.*	620	7,279
LaBranche & Co., Inc.*	1,490	7,137
Danvers Bancorp, Inc.	520	6,952
United America Indemnity Ltd. — Class A*	540	6,917
Guaranty Financial Group, Inc.*	2,640	6,890
First Financial Holdings, Inc.	340	6,882
GFI Group, Inc.	1,930	6,832
Arrow Financial Corp.	270	6,788
Sun Communities, Inc.	480	6,720
Peapack Gladstone Financial Corp.	249	6,633
Lakeland Bancorp, Inc.	586	6,598
Nara Bancorp, Inc.	670	6,586
Abington Bancorp, Inc.	710	6,567
Kearny Financial Corp.	510	6,528
PMA Capital Corp.*	920	6,514
Aircastle Ltd.	1,350	6,453

		Market
	Shares	Value

ESSA Bancorp, Inc.	456	$6,443
Northfield Bancorp, Inc.	570	6,412
U-Store-It Trust	1,440	6,408
Western Alliance Bancorp*	627	6,326
Presidential Life Corp.	637	6,300
NorthStar Realty Finance Corp.	1,610	6,295
Columbia Banking Systems, Inc.	527	6,287
First Financial Northwest, Inc.	670	6,258
Camden National Corp.	230	6,205
American Capital Agency Corp.	287	6,130
West Bancorporation, Inc.	500	6,125
Consolidated-Tomoka Land Co.	160	6,110
Oritani Financial Corp.*	358	6,032
GAMCO Investors, Inc. — Class A	220	6,010
Tradestation Group, Inc.*	930	5,999
First Mercury Financial Corp.*	420	5,989
Frontier Financial Corp.	1,360	5,930
FBL Financial Group, Inc. — Class A	376	5,809
BankFinancial Corp.	569	5,798
Shore Bancshares, Inc.	240	5,758
Peoples Bancorp, Inc.	300	5,739
Donegal Group, Inc. — Class A	340	5,702
Kansas City Life Insurance Co.	130	5,636
FGX International Holdings Ltd.*	397	5,455
Southwest Bancorp, Inc.	420	5,443
CoBiz Financial, Inc.	550	5,357
Cohen & Steers, Inc.	486	5,341
ViewPoint Financial Group	330	5,297
Amtrust Financial Services, Inc.	456	5,290
NGP Capital Resources Co.	630	5,273
First Bancorp, Inc.	260	5,171
Green Bankshares, Inc.	380	5,145
Citizens & Northern Corp.	259	5,115
Wilshire Bancorp, Inc.	558	5,067
Enterprise Financial Services Corp.	330	5,029
Ames National Corp.	186	4,936
Gladstone Capital Corp.	610	4,935
Yadkin Valley Financial Corp.	340	4,845
Ameris Bancorp	400	4,740
RAIT Investment Trust	1,800	4,680
Avatar Holdings, Inc.*	176	4,668
Pacific Continental Corp.	310	4,641
The PMI Group, Inc.	2,370	4,622
Sierra Bancorp	220	4,620
Old Second Bancorp, Inc.	397	4,605
Financial Institutions, Inc.	320	4,592
Centerstate Banks of Florida, Inc.	270	4,587
Smithtown Bancorp, Inc.	286	4,585
Baldwind & Lyons, Inc. — Class B	250	4,548
Maiden Holdings Ltd.	1,430	4,476
Westwood Holdings Group, Inc.	157	4,460
Cascade Bancorp.	650	4,388

38 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

EMC Insurance Group, Inc.	170	$4,361
Mission West Properties	570	4,361
Education Realty Trust, Inc.	830	4,333
Oceanfirst Financial Corp.	259	4,299
Farmers Capital Bank Corp.	176	4,298
Calamos Asset Management, Inc. — Class A	580	4,292
Oriental Financial Group	700	4,235
Bryn Mawr Bank Corp.	210	4,221
Hersha Hospitality Trust	1,400	4,200
Agree Realty Corp.	230	4,170
Banner Corp.	436	4,103
American Safety Insurance Holdings Ltd.*	310	4,095
State Bancorp, Inc.	418	4,071
Pennsylvania Commerce Bancorp, Inc.*	150	3,999
Monmouth Real Estate Investment Corp. — Class A	570	3,990
Cardinal Financial Corp.	698	3,972
Diamond Hill Investment Group, Inc.	59	3,835
Associated Estates Realty Corp.	419	3,825
Kite Realty Group Trust	686	3,814
Anthracite Capital, Inc.	1,699	3,789
BlackRock Kelso Capital Corp.	380	3,747
Penson Worldwide Co., Inc.*	490	3,734
Premierwest Bancorp	557	3,726
Clifton Savings Bancorp, Inc.	310	3,677
Evercore Partners, Inc. — Class A	293	3,660
FBR Capital Markets Corp.*	750	3,645
Rockville Financial, Inc.	260	3,632
Strategic Hotel Capital, Inc.	2,160	3,629
Winthrop Realty Trust	330	3,577
National Financial Partners Corp.	1,150	3,496
Sanders Morris Harris Group	570	3,414
FelCor Lodging Trust, Inc.	1,833	3,373
Heritage Commerce Corp.	300	3,372
Capitol Bancorp, Ltd.	423	3,299
Medallion Financial Corp.	430	3,281
Cogdell Spencer, Inc.	349	3,267
Roma Financial Corp.	250	3,148
Sun Bancorp, Inc.*	420	3,146
National Interstate Corp.	176	3,145
Gladstone Investment Corp.	640	3,142
Care Investment Trust, Inc.	400	3,116
Ashford Hospitality Trust, Inc.	2,690	3,094
Glimcher Realty Trust	1,100	3,091
Guaranty Bancorp*	1,530	3,060
West Coast Bancorp	457	3,012
Harris & Harris Group, Inc.*	760	3,002
Textainer Group Holdings Ltd.	279	2,957
FCStone Group, Inc.*	659	2,919
First South Bancorp, Inc.	230	2,889
Meridian Interstate Bancorp, Inc.*	310	2,868

		Market
	Shares	Value

Encore Capital Group, Inc.*	398	$2,866
United Security Bancshares	247	2,860
Ramco-Gershenson Properties Trust	460	2,843
Seacoast Banking Corporation of Florida	430	2,838
NewStar Financial, Inc.*	700	2,793
NASB Financial, Inc.	100	2,700
BGC Partners, Inc. — Class A	970	2,677
CompuCredit Corp.*	480	2,654
Thomas Weisel Partners Group, Inc.*	560	2,643
First Marblehead Corp.*	2,007	2,589
NYMAGIC, Inc.	130	2,477
Epoch Holding Corp.	318	2,414
Resource Capital Corp.	620	2,375
Credit Acceptance Corp.*	170	2,329
Advanta Corp.	1,110	2,320
Advance America Cash Advance Centers, Inc.	1,220	2,306
Kayne Anderson Energy Development Co.	300	2,253
CapLease, Inc.	1,297	2,244
Ladenburg Thalmann Financial Services, Inc.*	3,116	2,244
Hanmi Financial Corp.	1,080	2,225
PennantPark Investment Corp.	610	2,202
Asset Acceptance Capital Corp.*	430	2,197
Stratus Properties, Inc.*	176	2,193
Fifth Street Finance Corp.	290	2,190
Broadpoint Securities Group, Inc.*	736	2,186
Patriot Capital Funding, Inc.	598	2,177
Amcore Financial, Inc.	590	2,136
City Bank	398	2,070
Encore Bancshares, Inc.*	186	2,046
Home Federal Bancorp, Inc.	190	2,037
One Liberty Properties, Inc.	230	2,024
Fox Chase Bancorp, Inc.*	180	1,980
Maui Land & Pineapple Co., Inc.*	140	1,880
First Place Financial Corp.	490	1,877
Kohlberg Capital Corp.	500	1,820
US Global Investors, Inc. — Class A	370	1,809
Thomas Properties Group, Inc.	690	1,787
Capital Trust, Inc. — Class A	478	1,721
Santander BanCorp	130	1,624
Maguire Properties, Inc.*	1,110	1,621
MCG Capital Corp.	2,210	1,569
Gramercy Capital Corp.	1,210	1,549
Meruelo Maddux Properties, Inc.*	1,240	1,538
Anchor BanCorp Wisconsin, Inc.	547	1,510
Hallmark Financial Services, Inc.*	170	1,491
First Acceptance Corp.*	500	1,450
Brooklyn Federal Bancorp, Inc.	100	1,404
Newcastle Investment Corp.	1,530	1,285

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Grubb & Ellis Co.	1,010	$1,252
Flagstar Bancorp, Inc.*	1,740	1,235
Corus Bankshares, Inc.	1,100	1,221
Arbor Realty Trust, Inc.	410	1,210
Doral Financial Corp.*	160	1,200
Resource America, Inc. — Class A	276	1,104
International Assets Holding Corp.*	120	1,030
Federal Agricultural Mortgage Corp.	276	966
Midwest Banc Holdings, Inc.	640	896
Integra Bank Corp.	598	819
Primus Guaranty Ltd.*	680	775
Pzena Investment Management, Inc — Class A	180	760
Friedman Billings Ramsey Group, Inc. — Class A*	4,301	731
DuPont Fabros Technology, Inc.	350	725
United Community Financial Corp.	790	711
FirstFed Financial Corp.*	400	700
W Holding Co., Inc.	67	690
Independence Holding Co.	190	686
Waterstone Financial, Inc.*	200	670
JER Investors Trust, Inc.	660	614
Cardtronics, Inc.*	368	475
Ampal American Israel — Class A*	569	330
FX Real Estate and Entertainment, Inc.*	300	45

Total Financials		5,112,448

INDUSTRIALS 12.9%
Waste Connections, Inc.*	2,307	72,832
Watson Wyatt & Co., Holdings	1,250	59,775
Wabtec Corp.	1,399	55,610
Clarcor, Inc.	1,480	49,106
Teledyne Technologies, Inc.*	1,030	45,886
Moog, Inc. — Class A*	1,250	45,712
EMCOR Group, Inc.*	1,980	44,411
Curtiss-Wright Corp.	1,297	43,307
Granite Construction, Inc.	960	42,173
Tetra Tech, Inc.*	1,710	41,296
Acuity Brands, Inc.	1,180	41,194
UAL Corp.*	3,650	40,223
Woodward Governor Co.	1,700	39,134
Clean Harbors, Inc.*	570	36,161
JetBlue Airways Corp.*	5,030	35,713
Regal-Beloit Corp.	930	35,331
Brady Corp. — Class A	1,460	34,967
Huron Consulting Group, Inc.*	600	34,362
Kaydon Corp.	1,000	34,350
Perini Corp.*	1,460	34,135
Orbital Sciences Corp.*	1,700	33,201
Energy Conversion Devices, Inc.*	1,310	33,025
TransDigm Group, Inc.*	960	32,227

		Market
	Shares	Value

Esterline Technologies Corp.*	850	$32,206
Nordson Corp.	980	31,644
SkyWest, Inc.	1,690	31,434
ESCO Technologies, Inc.*	760	31,122
Actuant Corp. — Class A	1,620	30,812
Alaska Air Group, Inc.*	1,049	30,683
Simpson Manufacturing Co., Inc.	1,080	29,981
GrafTech International Ltd.*	3,480	28,954
HUB Group, Inc. — Class A*	1,070	28,387
Belden CDT, Inc.	1,348	28,146
Mueller Water Products, Inc. — Class A	3,340	28,056
Mueller Industries, Inc.	1,085	27,212
Genesee & Wyoming, Inc. — Class A*	887	27,053
Knight Transportation, Inc.	1,666	26,856
Geo Group, Inc.*	1,480	26,684
Watsco, Inc.	677	25,997
US Airways Group, Inc.*	3,310	25,586
Heartland Express, Inc.	1,620	25,531
Briggs & Stratton Corp.	1,440	25,330
Heico Corp.	640	24,851
ABM Industries, Inc.	1,270	24,193
Baldor Electric Co.	1,340	23,919
Otter Tail Power Co.	1,020	23,797
Applied Industrial Technologies, Inc.	1,230	23,272
United Stationers, Inc.*	680	22,773
Old Dominion Freight Line, Inc.*	800	22,768
Deluxe Corp.	1,500	22,440
Navigant Consulting, Inc.*	1,410	22,377
Rollins, Inc.	1,210	21,877
Resources Connection, Inc.*	1,330	21,785
Mine Safety Appliances Co.	910	21,758
Herman Miller, Inc.	1,640	21,369
Werner Enterprises, Inc.	1,227	21,276
Watts Industries, Inc. — Class A	850	21,224
AAR Corp.*	1,133	20,859
MPS Group, Inc.*	2,740	20,632
HNI Corp.	1,300	20,592
Hexcel Corp.*	2,779	20,537
Forward Air Corp.	840	20,387
Triumph Group, Inc.	476	20,211
Barnes Group, Inc.	1,390	20,155
Healthcare Services Group	1,250	19,913
Arkansas Best Corp.	660	19,873
American Superconductor Corp.*	1,218	19,866
Allegiant Travel Co.*	397	19,282
American Science & Engineering, Inc.	260	19,230
CoStar Group, Inc.*	570	18,776
Franklin Electric Co., Inc.	660	18,553
Sykes Enterprises, Inc.*	960	18,355
Beacon Roofing Supply, Inc.*	1,280	17,766

40 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

A.O. Smith Corp.	580	$17,122
Ameron International Corp.	270	16,988
Astec Industries, Inc.*	528	16,542
Insituform Technologies, Inc. — Class A*	810	15,949
Ceradyne, Inc.*	770	15,639
Korn/Ferry International, Inc.*	1,350	15,417
General Maritime Corp.	1,411	15,239
AirTran Holdings, Inc.*	3,400	15,096
Team, Inc.*	540	14,958
Viad Corp.	598	14,795
Mcgrath Rentcorp	686	14,653
Mastec, Inc.*	1,250	14,475
Mobile Mini, Inc.*	997	14,377
Axsys Technologies, Inc.*	250	13,715
Administaff, Inc.	630	13,658
II-Vi, Inc.*	710	13,554
Circor International, Inc.	490	13,475
Layne Christensen Co.*	560	13,446
Kaman Corp. — Class A	740	13,416
Middleby Corp.*	490	13,362
Evergreen Solar, Inc.*	4,160	13,270
Robbins & Myers, Inc.	810	13,098
Gorman-Rupp Co.	420	13,070
RBC Bearings, Inc.*	640	12,979
Universal Forest Products, Inc.	476	12,809
Tredegar Corp.	700	12,726
Knoll, Inc.	1,400	12,628
EnPro Industries, Inc.*	586	12,622
Comfort Systems USA, Inc.	1,169	12,462
TrueBlue, Inc.*	1,290	12,345
Cubic Corp.	450	12,240
Badger Meter, Inc.	420	12,188
Exponent, Inc.*	400	12,032
Seaboard Corp.	10	11,940
Griffon Corp.*	1,270	11,849
Force Protection, Inc.*	1,977	11,822
RSC Holdings, Inc.*	1,380	11,758
G & K Services, Inc. — Class A	570	11,525
Northwest Pipe Co.*	270	11,505
Federal Signal Corp.	1,400	11,494
CBIZ, Inc.*	1,296	11,210
Lindsay Manufacturing Co.	350	11,127
Raven Industries, Inc.	460	11,086
Aerovironment, Inc.*	300	11,043
Albany International Corp. — Class A	860	11,042
Heidrick & Struggles International, Inc.	510	10,985
DynCorp International, Inc. — Class A*	720	10,922
Republic Airways Holdings, Inc.*	1,010	10,777
Blount International, Inc.*	1,109	10,513
Pacer International, Inc.	1,007	10,503

		Market
	Shares	Value

School Specialty, Inc.*	548	$10,478
Genco Shipping & Trading Ltd.	700	10,360
Advisory Board Co.*	460	10,258
Quanex Building Products Corp.	1,085	10,166
Interline Brands, Inc.*	950	10,099
Encore Wire Corp.	530	10,049
GeoEye, Inc.*	520	10,000
Kelly Services, Inc.	760	9,888
Amerco, Inc.*	280	9,668
Dycom Industries, Inc.*	1,170	9,617
Taser International, Inc.*	1,820	9,610
American Ecology Corp.	468	9,468
LB Foster Co. — Class A*	300	9,384
Stanley, Inc.*	259	9,381
Gibraltar Industries, Inc.	780	9,313
NCI Building Systems, Inc.*	570	9,291
Eagle Bulk Shipping, Inc.	1,360	9,275
Ennis Business Forms Inc.	750	9,083
ATC Technology Corp.*	619	9,056
EnerSys*	800	8,800
Chart Industries, Inc.*	820	8,717
Apogee Enterprises, Inc.	840	8,702
AZZ, Inc.*	346	8,685
CRA International, Inc.*	320	8,618
Marten Transport Ltd.*	450	8,532
Ener1, Inc.*	1,180	8,437
Rush Enterprises, Inc. — Class A*	970	8,313
Titan International, Inc.	1,000	8,250
AAON, Inc.	388	8,101
Hawaiian Holdings, Inc.*	1,260	8,039
Kimball International, Inc. — Class B	930	8,007
Michael Baker Corp.*	210	7,751
FuelCell Energy, Inc.*	1,990	7,721
Cascade Corp.	257	7,674
Atlas Air Worldwide Holdings Co., Inc.*	397	7,503
Columbus McKinnon Corp. — Class A*	547	7,467
Tennant Co.	480	7,392
American Reprographics Co.*	1,060	7,314
Standex International Corp.	366	7,261
Trex Co., Inc.*	440	7,242
Interface, Inc. — Class A	1,560	7,238
Argon ST, Inc.*	380	7,167
Aceto Corp.	710	7,107
Dynamic Materials Corp.	366	7,067
Kforce, Inc.*	900	6,912
Applied Signal Technology, Inc.	368	6,602
Colfax Corp.*	627	6,515
Consolidated Graphics, Inc.*	287	6,498
Sun Hydraulics Corp.	340	6,406
Ladish Co., Inc.*	460	6,371

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

NACCO Industries, Inc. — Class A	170	$6,360
DHT Maritime, Inc.	1,140	6,316
Cenveo, Inc.*	1,400	6,230
Freightcar America, Inc.	340	6,212
Cornell Companies, Inc.*	330	6,135
Powell Industries, Inc.*	210	6,094
Altra Holdings, Inc.*	769	6,083
Sterling Construction Co., Inc.*	328	6,081
Gencorp, Inc.*	1,650	6,072
Orion Marine Group, Inc.*	628	6,066
Pike Electric Corp.*	490	6,027
Innerworkings, Inc.*	920	6,026
Fuel Tech, Inc.*	560	5,930
Duff & Phelps Corp. — Class A*	310	5,927
TAL International Group, Inc.	420	5,922
Met-Pro Corp.	440	5,861
On Assignment, Inc.*	1,030	5,840
Insteel Industries, Inc.	516	5,826
Furmanite Corp.*	1,056	5,692
American Woodmark Corp.	310	5,651
K-Tron International, Inc.*	70	5,593
EnergySolutions, Inc.	960	5,424
ACCO Brands Corp.*	1,570	5,417
Ampco-Pittsburgh Corp.	249	5,403
Celadon Group, Inc.*	630	5,374
Courier Corp.	296	5,298
M&F Worldwide Corp.*	336	5,191
Ducommun, Inc.	310	5,177
Kadant, Inc.*	379	5,109
LaBarge, Inc.*	356	5,109
American Commercial Lines, Inc.*	1,040	5,096
Schawk, Inc.	440	5,042
LECG Corp.*	740	4,965
Ultralife Batteries, Inc.*	370	4,962
Teekay Tankers Ltd.	390	4,953
Multi-Color Corp.	310	4,904
Odyssey Marine Exploration, Inc.*	1,520	4,894
Houston Wire & Cable Co.	520	4,841
Great Lakes Dredge & Dock Corp. Co.	1,160	4,814
Herley Industries, Inc.*	390	4,789
Hill International, Inc.*	680	4,787
YRC Worldwide, Inc.*	1,660	4,764
VSE Corp.	120	4,708
ICF International, Inc.*	190	4,668
CDI Corp.	359	4,645
Standard Parking Corp.*	240	4,642
Bowne & Co., Inc.	780	4,586
Waste Services, Inc.*	690	4,540
Tecumseh Products Co. — Class A*	470	4,503
First Advantage Corp. — Class A*	300	4,245

		Market
	Shares	Value

Capstone Turbine Corp.*	5,050	$4,242
Saia, Inc.*	390	4,235
3D Systems Corp.*	520	4,129
Wabash National Corp.	890	4,005
International Shipholding Corp.	156	3,951
Standard Register Co.	430	3,840
Vicor Corp.	560	3,702
LSI Industries, Inc.	538	3,696
Dynamex, Inc.*	250	3,688
Preformed Line Products Co.	80	3,683
PMFG, Inc.*	377	3,604
H&E Equipment Services, Inc.*	467	3,601
Patriot Transportation Holding, Inc.*	50	3,504
Polypore International, Inc.*	461	3,485
Advanced Battery Technologies, Inc.*	1,270	3,378
TurboChef Technologies, Inc.*	679	3,334
Spherion Corp.*	1,500	3,315
Microvision, Inc.*	1,970	3,310
Greenbrier Companies, Inc.	477	3,277
Energy Recovery, Inc.*	428	3,244
Graham Corp.	290	3,138
DXP Enterprises, Inc.*	210	3,068
Horizon Lines, Inc. — Class A	866	3,022
TBS International Ltd. — Class A*	300	3,009
LMI Aerospace, Inc.*	260	2,956
Titan Machinery, Inc.*	210	2,953
Sauer, Inc.	326	2,853
Valence Technology, Inc.*	1,560	2,839
Key Technology, Inc.*	150	2,834
American Railcar Industries, Inc.	268	2,822
China Fire & Security Group, Inc.*	410	2,792
Lydall, Inc.*	477	2,743
Lawson Products, Inc.	120	2,742
Thermadyne Holdings Corp.*	390	2,679
Volt Information Sciences, Inc.*	370	2,675
Flow International Corp.*	1,100	2,662
Casella Waste Systems, Inc. — Class A*	650	2,652
Alamo Group, Inc.	177	2,646
Power-One, Inc.*	2,170	2,582
GT Solar International, Inc.*	879	2,540
Hudson Highland Group, Inc.*	731	2,449
Universal Truckload Services, Inc.*	170	2,407
Plug Power, Inc.*	2,330	2,377
Hurco Companies, Inc.*	190	2,280
Flanders Corp.*	480	2,251
Fushi Copperweld, Inc.*	423	2,229
EnerNOC, Inc.*	290	2,158
Ultrapetrol Bahamas Ltd.*	670	2,137
Integrated Electrical Services, Inc.*	226	1,980
Omega Flex, Inc.	90	1,885

42 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

PRG-Schultz International, Inc.*	440	$1,795
Harbin Electric, Inc.*	220	1,758
Twin Disc, Inc.	250	1,723
PowerSecure International, Inc.*	490	1,612
Amrep Corp. PLC*	50	1,564
China BAK Battery, Inc.*	950	1,539
Beacon Power Corp.*	2,820	1,495
Park-Ohio Holdings Corp.*	240	1,481
Orion Energy Systems, Inc.*	260	1,407
China Architectural Engineering, Inc.*	540	1,328
ICT Group, Inc.*	250	1,145
Metalico, Inc.*	707	1,096
NN, Inc.	460	1,053
Akeena Solar, Inc.*	608	1,046
Coleman Cable, Inc.*	230	1,042
COMSYS IT Partners, Inc.*	420	941
United Capital Corp.*	50	907
Protection One, Inc.*	180	860
Ascent Solar Technologies, Inc.*	220	827
Builders FirstSource, Inc.*	460	704
Dollar Thrifty Automotive Group, Inc.*	628	685
CAI International, Inc.*	210	666
Trimas Corp.*	420	580
Commercial Vehicle Group, Inc.*	620	577
Medis Technologies Ltd.*	906	408
Xerium Technologies, Inc.*	600	396
China Direct, Inc.*	199	289

Total Industrials		3,682,071

INFORMATION TECHNOLOGY 12.1%
Sybase, Inc.*	2,300	56,971
Jack Henry & Associates, Inc.	2,180	42,314
Parametric Technology Corp.*	3,340	42,251
Concur Technologies, Inc.*	1,250	41,025
CACI International, Inc. — Class A*	877	39,544
Micros Systems, Inc.*	2,360	38,515
InterDigital, Inc.*	1,316	36,190
Solera Holdings, Inc.*	1,500	36,150
Informatica Corp.*	2,570	35,286
Polycom, Inc.*	2,540	34,315
Perot Systems Corp. — Class A*	2,510	34,312
Comtech Telecommunications Corp.*	710	32,532
Mantech International Corp. — Class A*	600	32,514
PMC — Sierra, Inc.*	6,360	30,910
Gartner, Inc. — Class A*	1,720	30,668
Macrovision Solutions Corp.*	2,390	30,234
Microsemi Corp.*	2,280	28,819
Arris Group, Inc.*	3,560	28,302
TIBCO Software, Inc.*	5,420	28,130
Digital River, Inc.*	1,085	26,908

		Market
	Shares	Value

3Com Corp.*	11,720	$26,722
Quest Software, Inc.*	2,100	26,439
Anixter International, Inc.*	870	26,204
Skyworks Solutions, Inc.*	4,730	26,204
j2 Global Communications, Inc.*	1,290	25,852
Tekelec*	1,890	25,213
Benchmark Electronics, Inc.*	1,960	25,029
Atheros Communications, Inc.*	1,720	24,613
ADTRAN, Inc.	1,640	24,403
Infinera Corp.*	2,690	24,102
Cybersource Corp.*	1,997	23,944
Fair Isaac Corp.	1,410	23,773
Intermec, Inc.*	1,790	23,771
VistaPrint Ltd.*	1,277	23,765
Blackboard, Inc.*	900	23,607
Avocent Corp.*	1,305	23,373
Progress Software Corp.*	1,210	23,305
Quality Systems, Inc.	516	22,508
EarthLink, Inc.*	3,195	21,598
MKS Instruments, Inc.*	1,446	21,386
TiVo, Inc.*	2,970	21,265
SRA International, Inc. — Class A*	1,227	21,166
Formfactor, Inc.*	1,420	20,732
Semtech Corp.*	1,796	20,241
FEI Co.*	1,060	19,992
Net 1 UEPS Technologies, Inc.*	1,450	19,865
Websense, Inc.*	1,320	19,760
Plexus Corp.*	1,157	19,611
Cymer, Inc.*	880	19,281
Omniture, Inc.*	1,810	19,258
Plantronics, Inc.	1,420	18,744
Riverbed Technology, Inc.*	1,640	18,680
Data Domain, Inc.*	960	18,048
Ariba, Inc.*	2,490	17,953
MAXIMUS, Inc.	510	17,906
ViaSat, Inc.*	740	17,819
Wind River Systems, Inc.*	1,970	17,789
Cabot Microelectronics Corp.*	680	17,728
Rofin-Sinar Technologies, Inc.*	860	17,699
CSG Systems International, Inc.*	1,010	17,645
Blackbaud, Inc.	1,299	17,537
Power Integrations, Inc.	880	17,494
ValueClick, Inc.*	2,520	17,237
EPIQ Systems, Inc.*	1,026	17,144
Emulex Corp.*	2,453	17,122
Cognex Corp.	1,150	17,020
Take-Two Interactive Software, Inc.	2,230	16,859
Hittite Microwave Corp.*	570	16,792
Interwoven, Inc.*	1,330	16,758
Tessera Technologies, Inc.*	1,409	16,739
Commvault Systems, Inc.*	1,240	16,628
Synaptics, Inc.*	990	16,394
Lawson Software, Inc.*	3,430	16,258

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Cogent, Inc.*	1,190	$16,148
Euronet Worldwide, Inc.*	1,370	15,906
ACI Worldwide, Inc.*	1,000	15,900
Harmonic, Inc.*	2,730	15,315
Sycamore Networks, Inc.*	5,560	14,956
Electronics for Imaging, Inc.*	1,540	14,722
Coherent, Inc.*	686	14,722
Scansource, Inc.*	760	14,645
Rogers Corp.*	520	14,440
Acxiom Corp.	1,780	14,436
ATMI, Inc.*	930	14,350
Triquint Semiconductor, Inc.*	4,170	14,345
Wright Express Corp.*	1,130	14,238
L-1 Identity Solutions, Inc.*	2,100	14,154
SPSS, Inc.*	518	13,965
Bankrate, Inc.*	367	13,946
DealerTrack Holdings, Inc.*	1,170	13,911
MTS Systems Corp.	516	13,746
Mentor Graphics Corp.*	2,640	13,649
United Online, Inc.	2,240	13,597
Black Box Corp.	517	13,504
Tyler Technologies, Inc.*	1,110	13,298
Forrester Research, Inc.*	450	12,695
Heartland Payment Systems, Inc.	710	12,425
Mercadolibre, Inc.*	740	12,143
EMS Technologies, Inc.*	460	11,900
Imation Corp.	870	11,806
AsiaInfo Holdings, Inc.*	997	11,805
Netgear, Inc.*	1,026	11,707
Adaptec, Inc.*	3,520	11,616
Park Electrochemical Corp.	600	11,376
Sapient Corp.*	2,550	11,322
Checkpoint Systems, Inc.*	1,149	11,306
Manhattan Associates, Inc.*	708	11,193
Netlogic Microsystems, Inc.*	500	11,005
Brooks Automation, Inc.*	1,839	10,685
S1 Corp.*	1,350	10,652
Littelfuse, Inc.*	640	10,624
Standard Microsystems Corp.*	650	10,621
Micrel, Inc.	1,450	10,600
Ultimate Software Group, Inc.*	720	10,512
Starent Networks Corp.*	859	10,248
Zoran Corp.*	1,500	10,245
JDA Software Group, Inc.*	747	9,808
Advent Software, Inc.*	490	9,785
VeriFone Holdings, Inc.*	1,980	9,702
Palm, Inc.*	3,123	9,588
Avid Technology, Inc.*	877	9,568
Monolithic Power Systems, Inc.*	757	9,546
MicroStrategy, Inc. — Class A*	257	9,542
DTS, Inc. — Class A*	520	9,542
Insight Enterprises, Inc.*	1,370	9,453
Advanced Energy Industries, Inc.*	950	9,453
Sonus Networks, Inc.*	5,930	9,369

		Market
	Shares	Value

Cavium Networks, Inc.*	880	$9,249
Silicon Image, Inc.*	2,130	8,946
Daktronics, Inc.	950	8,892
Teletech Holdings, Inc.*	1,057	8,826
RealNetworks, Inc.*	2,480	8,754
MSC.Software Corp.*	1,310	8,751
Syntel, Inc.	378	8,739
Vocus, Inc.*	470	8,559
Actel Corp.*	729	8,544
TeleCommunication Systems, Inc. — Class A*	980	8,418
Epicor Software Corp.*	1,720	8,256
Faro Technologies, Inc.*	488	8,228
Cohu, Inc.	676	8,213
THQ, Inc.*	1,940	8,129
Blue Coat Systems, Inc.*	966	8,114
Ultratech, Inc.*	677	8,097
Vasco Data Security International*	780	8,057
Constant Contact, Inc.*	600	7,950
Neutral Tandem, Inc.*	490	7,948
Universal Display Corp.*	840	7,938
Supertex, Inc.*	326	7,827
OmniVision Technologies, Inc.*	1,490	7,823
Netezza Corp.*	1,150	7,636
InfoSpace, Inc.	1,000	7,550
SAVVIS, Inc.*	1,090	7,510
Ciber, Inc.*	1,560	7,504
Methode Electronics, Inc. — Class A	1,110	7,481
Applied Micro Circuits Corp.*	1,880	7,388
IPG Photonics Corp.*	560	7,381
Netscout Systems, Inc.*	850	7,327
Sigma Designs, Inc.*	770	7,315
Exar Corp.*	1,090	7,270
Entegris, Inc.*	3,318	7,266
Sanmina-SCI Corp.*	15,430	7,252
Art Technology Group, Inc.*	3,750	7,238
Ixia*	1,250	7,225
Bel Fuse, Inc. — Class B	340	7,208
GSI Commerce, Inc.*	682	7,175
Newport Corp.*	1,040	7,051
Echelon Corp.*	858	6,993
Electro Rent Corp.	620	6,919
Amkor Technology, Inc.*	3,160	6,889
Knot, Inc.*	820	6,822
Vignette Corp.*	720	6,775
TNS, Inc.*	720	6,761
comScore, Inc.*	520	6,630
TTM Technologies, Inc.*	1,250	6,513
Seachange International, Inc.*	900	6,489
DG FastChannel, Inc.*	519	6,477
Stratasys, Inc.*	597	6,418
Synchronoss Technologies, Inc.*	600	6,396
OSI Systems, Inc.*	460	6,371

44 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Brightpoint, Inc.*	1,449	$6,303
Transmeta Corp.*	346	6,297
RightNow Technologies, Inc.*	810	6,261
SonicWALL, Inc.*	1,560	6,209
Internet Capital Group, Inc.*	1,133	6,175
Cass Information Systems, Inc.	200	6,092
Digi International, Inc.*	750	6,083
3PAR, Inc.*	790	6,028
Extreme Networks, Inc.*	2,570	6,014
Terremark Worldwide, Inc.*	1,540	5,991
Move, Inc.*	3,730	5,968
RF Micro Devices, Inc.*	7,640	5,959
Taleo Corp.*	760	5,951
Utstarcom, Inc.*	3,200	5,920
Integral Systems, Inc.*	490	5,905
IXYS Corp.	710	5,865
Veeco Instruments, Inc.*	920	5,833
Symyx Technologies, Inc.*	980	5,821
LoopNet, Inc.*	850	5,797
NCI, Inc.*	190	5,725
ShoreTel, Inc.*	1,263	5,671
SYNNEX Corp.*	497	5,631
CTS Corp.	980	5,400
DSP Group, Inc.*	670	5,373
Electro Scientific Industries, Inc.*	788	5,351
NIC, Inc.	1,160	5,336
BigBand Networks, Inc.*	960	5,299
Symmetricom, Inc.*	1,340	5,293
Volterra Semiconductor Corp.*	740	5,291
Oplink Communications, Inc.*	610	5,246
Pegasystems, Inc.	423	5,228
Silicon Storage Technology, Inc.*	2,280	5,221
Kenexa Corp. — Class A*	650	5,187
Actuate Corp.*	1,750	5,180
Diodes, Inc.*	840	5,090
Lattice Semiconductor Corp.*	3,340	5,043
Cirrus Logic, Inc.*	1,879	5,036
Anaren, Inc.*	420	5,019
Loral Space & Communications, Inc.*	340	4,940
Smith Micro Software, Inc.*	880	4,893
Ness Technologies, Inc.*	1,140	4,879
Immersion Corp.*	807	4,753
DemandTec, Inc.*	570	4,600
infoGROUP, Inc.	960	4,550
Bottomline Technologies, Inc.*	640	4,544
Double-Take Software, Inc.*	500	4,485
Perficient, Inc.*	930	4,445
Ebix, Inc.*	186	4,445
Switch & Data Facilities Co., Inc.*	600	4,434
Super Micro Computer, Inc.*	690	4,368
Finisar Corp.*	11,460	4,355
Airvana, Inc.*	700	4,284
Novatel Wireless, Inc.*	920	4,269

		Market
	Shares	Value

Technitrol, Inc.	1,190	$4,141
Mercury Computer Systems, Inc.*	656	4,139
iGate Corp.*	630	4,101
Kopin Corp.*	2,000	4,080
DivX, Inc.*	780	4,079
SuccessFactors, Inc.*	710	4,075
Ceva, Inc.*	580	4,060
Marchex, Inc.	690	4,023
Advanced Analogic Technologies*	1,320	3,986
Online Resources Corp.*	837	3,967
Compellent Technologies, Inc.*	406	3,950
Aruba Networks, Inc.*	1,519	3,873
ModusLink Global Solutions, Inc.*	1,337	3,864
Acme Packet, Inc.*	728	3,829
Harris Stratex Networks — Class A*	740	3,818
STEC, Inc.*	890	3,791
Rimage Corp.*	280	3,755
Internet Brands, Inc. — Class A*	640	3,725
Opnet Technologies, Inc.*	377	3,717
PC-Tel, Inc.	560	3,679
NVE Corp.*	140	3,658
Internap Network Services Corp.*	1,460	3,650
China Security & Surveillance Technology, Inc.*	820	3,633
Radisys Corp.*	650	3,595
MRV Communications, Inc.*	4,570	3,519
ExlService Holdings, Inc.*	410	3,514
Pericom Semiconductor Corp.*	640	3,507
Gerber Scientific, Inc.*	686	3,505
Liquidity Services, Inc.*	420	3,499
Hackett Group, Inc.*	1,190	3,475
Rackable Systems, Inc.*	864	3,404
Cogo Group, Inc.*	690	3,353
Hughes Communications, Inc.*	210	3,347
Trident Microsystems, Inc.*	1,770	3,345
Sourcefire, Inc.*	590	3,304
Intevac, Inc.*	640	3,245
Microtune, Inc.*	1,580	3,223
Globecomm Systems, Inc.*	580	3,184
ICx Technologies, Inc.*	397	3,140
Rudolph Technologies, Inc.*	887	3,131
OpenTV Corp.*	2,530	3,112
Zygo Corp., Inc.*	450	3,110
Comverge, Inc.*	630	3,087
FalconStor Software, Inc.*	1,109	3,083
Keynote Systems, Inc.*	397	3,061
American Software, Inc. — Class A	650	3,055
Multi-Fineline Electronix, Inc.*	260	3,039
Kulicke & Soffa Industries, Inc.*	1,770	3,009
SupportSoft, Inc.*	1,340	2,988
Measurement Specialties, Inc.*	423	2,940
Web.com Group, Inc.*	800	2,928

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

i2 Technologies, Inc.*	458	$2,927
Techwell, Inc.*	450	2,925
Agilysys, Inc.	660	2,831
Entrust, Inc.*	1,780	2,812
Phoenix Technologies, Ltd.*	800	2,800
Emcore Corp.*	2,140	2,782
Radiant Systems, Inc.*	800	2,696
Anadigics, Inc.*	1,820	2,694
Rackspace Hosting*	500	2,690
Maxwell Technologies, Inc.*	530	2,687
Callidus Software, Inc.*	880	2,631
Global Cash Access Holdings, Inc.*	1,172	2,602
Presstek, Inc.*	800	2,568
Monotype Imaging Holdings, Inc.*	440	2,552
Renaissance Learning, Inc.	280	2,517
Interactive Intelligence, Inc.*	380	2,436
Safeguard Scientifics, Inc.*	3,530	2,436
CPI International, Inc.*	280	2,425
Photronics, Inc.*	1,220	2,379
China Information Security Technology, Inc.*	660	2,376
Isilon Systems, Inc.*	720	2,369
Hutchinson Technology, Inc.*	680	2,366
Chordiant Software, Inc.*	876	2,330
Sirf Technology Holdings, Inc.*	1,760	2,253
Unica Corp.*	409	2,241
PROS Holdings, Inc.*	378	2,174
Quantum Corp.*	5,970	2,149
Limelight Networks, Inc.*	837	2,051
Mattson Technology, Inc.*	1,440	2,030
Cray, Inc.*	960	1,997
Orbcomm, Inc.*	920	1,987
Smart Modular Technologies WWH, Inc.*	1,290	1,987
Semitool, Inc.*	650	1,983
Powerwave Technologies, Inc.*	3,810	1,905
Digimarc Corp.*	190	1,904
Dice Holdings, Inc.*	460	1,877
NetSuite, Inc.*	210	1,772
TechTarget, Inc.*	410	1,771
Deltek, Inc.*	368	1,708
ArcSight, Inc.*	210	1,682
Hypercom Corp.*	1,550	1,674
Parkervision, Inc.*	670	1,655
Rubicon Technology, Inc.*	376	1,602
QAD, Inc.	370	1,550
TheStreet.com, Inc.	527	1,528
Axcelis Technologies, Inc.*	2,979	1,519
Virtusa Corp.*	259	1,461
PC Connection, Inc.*	280	1,434
MIPS Technology, Inc.*	1,280	1,421
PLX Technology, Inc.*	820	1,410

		Market
	Shares	Value

PC Mall, Inc.*	330	$1,323
Bookham, Inc.*	2,929	1,318
Magma Design Automation, Inc.*	1,280	1,306
AuthenTec, Inc.*	731	1,221
Ultra Clean Holdings*	567	1,140
Sonic Solutions, Inc.*	640	1,126
Gevity HR, Inc.	720	1,087
Guidance Software, Inc.*	266	1,085
LTX-Credence Corp.*	3,640	983
Opnext, Inc.*	547	957
Spansion, Inc.*	3,700	700
KEMET Corp.*	2,440	659
Avanex Corp.*	390	410
Asyst Technologies, Inc.*	1,450	363
HSW International, Inc.*	810	308
Elixir Gaming Technologies, Inc.*	1,970	256
Entropic Communications, Inc.*	270	135
Nextwave Wireless, Inc.*	1,410	127
Midway Games, Inc.*	340	65

Total Information Technology		3,434,844

HEALTH CARE 11.7%
Myriad Genetics, Inc.*	1,300	86,138
Alexion Pharmaceuticals, Inc.*	2,230	80,704
OSI Pharmaceuticals, Inc.*	1,670	65,213
Onyx Pharmaceuticals, Inc.*	1,610	54,998
Immucor, Inc.*	2,040	54,223
Thoratec Corp.*	1,580	51,334
Magellan Health Services, Inc.*	1,180	46,209
AMERIGROUP Corp.*	1,560	46,051
Psychiatric Solutions, Inc.*	1,613	44,922
Owens & Minor, Inc.	1,190	44,803
Bio—Rad Laboratories, Inc. — Class A*	563	42,400
Haemonetics Corp.*	750	42,375
Valeant Pharmaceuticals International*	1,850	42,365
Allscripts Healthcare Solutions, Inc.	4,240	42,061
Steris Corp.	1,710	40,852
United Therapeutics Corp.*	650	40,657
Masimo Corp.*	1,340	39,972
Cubist Pharmaceuticals, Inc.*	1,640	39,622
Isis Pharmaceuticals, Inc.*	2,625	37,222
NuVasive, Inc.*	1,030	35,689
West Pharmaceutical Services, Inc.	940	35,504
Sequenom, Inc.*	1,760	34,918
PSS World Medical, Inc.*	1,800	33,876
Auxilium Pharmaceuticals, Inc.*	1,190	33,844
Regeneron Pharmaceuticals, Inc.*	1,800	33,048
Amedisys, Inc.*	769	31,790
Mentor Corp.	990	30,621
Meridian Bioscience, Inc.	1,172	29,851
Viropharma, Inc.*	2,290	29,816

46 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Alkermes, Inc.*	2,770	$29,500
Martek Biosciences Corp.	960	29,098
Varian, Inc.*	860	28,819
Healthspring, Inc.*	1,440	28,757
Healthsouth Corp.*	2,560	28,058
Chemed Corp.	650	25,850
Luminex Corp.*	1,210	25,846
Celera Corp.*	2,320	25,822
Alnylam Pharmaceuticals, Inc.*	1,029	25,447
Centene Corp.*	1,260	24,835
Dionex Corp.*	530	23,770
Catalyst Health Solutions, Inc.*	960	23,376
Medicis Pharmaceutical Corp. — Class A	1,640	22,796
HMS Holdings Corp.*	720	22,694
Eclipsys Corp.*	1,589	22,548
athenahealth, Inc.*	597	22,459
Acorda Therapeutics, Inc.*	1,090	22,356
Medicines Co.*	1,510	22,242
Wright Medical Group, Inc.*	1,077	22,003
Gentiva Health Services, Inc.*	740	21,652
AmSurg Corp.*	920	21,473
PDL BioPharma, Inc.	3,460	21,383
Medarex, Inc.*	3,710	20,702
Volcano Corp.*	1,370	20,550
Conmed Corp.*	840	20,110
Landauer, Inc.	270	19,791
Datascope Corp.	377	19,694
American Medical Systems Holdings, Inc.*	2,110	18,969
Theravance, Inc.*	1,500	18,585
Integra LifeSciences Holdings Corp.*	517	18,390
XenoPort, Inc.*	730	18,308
AMAG Pharmaceuticals, Inc.*	500	17,925
Greatbatch, Inc.*	660	17,464
Cepheid, Inc.*	1,650	17,127
CV Therapeutics, Inc.*	1,770	16,302
Abiomed, Inc.*	990	16,256
Parexel International Corp.*	1,650	16,021
Align Technology, Inc.*	1,800	15,750
Seattle Genetics, Inc.*	1,760	15,734
Phase Forward, Inc.*	1,240	15,525
Exelixis, Inc.*	3,050	15,311
LHC Group, Inc.*	420	15,120
Nektar Therapeutics*	2,690	14,956
Invacare Corp.	936	14,527
Merit Medical Systems, Inc.*	800	14,344
PharMerica Corp.*	880	13,790
Questcor Pharmaceuticals, Inc.*	1,470	13,686
Par Pharmaceutical Companies, Inc.*	1,010	13,544
Conceptus, Inc.*	877	13,348
Hanger Orthopedic Group, Inc.*	890	12,914
ev3, Inc.*	2,050	12,505

		Market
	Shares	Value

National Healthcare Corp.	246	$12,457
Dendreon Corp.*	2,715	12,435
Salix Pharmaceuticals Ltd.*	1,390	12,274
Healthways, Inc.*	1,030	11,824
Zoll Medical Corp.*	608	11,485
Cyberonics, Inc.*	690	11,433
SurModics, Inc.*	450	11,371
Cougar Biotechnology, Inc.*	430	11,180
inVentiv Health, Inc.*	960	11,078
Sun Healthcare Group, Inc.*	1,250	11,062
Omnicell, Inc.*	900	10,989
ICU Medical, Inc.*	330	10,936
Quidel Corp.*	830	10,848
Res-Care, Inc.*	720	10,814
Medivation, Inc.*	740	10,782
Vivus, Inc.*	2,000	10,640
Analogic Corp.	388	10,585
Neogen Corp.*	423	10,567
Geron Corp.*	2,260	10,554
Kindred Healthcare, Inc.*	810	10,546
Natus Medical, Inc.*	800	10,360
Abaxis, Inc.*	638	10,227
Emergent Biosolutions, Inc.*	390	10,183
Universal American Financial Corp.*	1,150	10,143
Halozyme Therapeutics, Inc.*	1,770	9,912
Emergency Medical Services Corp. — Class A*	266	9,738
InterMune, Inc.*	920	9,734
Kendle International, Inc.*	378	9,722
Angiodynamics, Inc.*	706	9,665
Allos Therapeutics, Inc.*	1,550	9,486
SonoSite, Inc.*	490	9,349
Savient Pharmaceuticals, Inc.*	1,580	9,148
GTx, Inc.*	540	9,094
Optimer Pharmaceuticals, Inc.*	747	9,046
Arena Pharmaceuticals, Inc.*	2,150	8,965
Momenta Pharmaceuticals, Inc.*	770	8,932
Odyssey HealthCare, Inc.*	950	8,787
Bio-Reference Labs, Inc.*	330	8,656
Almost Family, Inc.*	190	8,546
NPS Pharmaceuticals, Inc.*	1,370	8,508
Genoptix, Inc.*	249	8,486
Rigel Pharmaceuticals, Inc.*	1,060	8,480
Incyte Corp.*	2,220	8,414
eResearch Technology, Inc.*	1,263	8,374
AMN Healthcare Services, Inc.*	989	8,367
Human Genome Sciences, Inc.*	3,940	8,353
Osiris Therapeutics, Inc.*	430	8,239
Symmetry Medical, Inc.*	1,030	8,209
MWI Veterinary Supply, Inc.*	300	8,088
Durect Corp.*	2,380	8,068
RehabCare Group, Inc.*	528	8,004
Genomic Health, Inc.*	409	7,967
Progenics Pharmaceuticals, Inc.*	770	7,939

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Noven Pharmaceuticals, Inc.*	720	$7,920
Cross Country Healthcare, Inc.*	900	7,911
CryoLife, Inc.*	810	7,865
MedAssets, Inc.*	530	7,738
Orthofix International NV*	500	7,665
Enzon Pharmaceuticals, Inc.*	1,305	7,608
IRIS International, Inc.*	540	7,528
Cypress Bioscience, Inc.*	1,090	7,456
Computer Programs & Systems, Inc.	270	7,236
Indevus Pharmaceuticals, Inc.*	2,250	7,065
Molina Healthcare, Inc.*	398	7,009
Metabolix, Inc.*	547	6,958
Synovis Life Technologies, Inc.*	370	6,934
Ligand Pharmaceuticals, Inc. — Class B*	2,453	6,721
Albany Molecular Research, Inc.*	680	6,623
Assisted Living Concepts, Inc. — Class A*	1,590	6,598
Facet Biotech Corp.*	686	6,579
Maxygen Inc.*	730	6,512
Orthovita, Inc.*	1,920	6,509
Pharmasset, Inc.*	490	6,424
ImmunoGen, Inc.*	1,480	6,349
Vital Images, Inc.*	456	6,343
Vnus Medical Technologies, Inc.*	378	6,131
Palomar Medical Technologies, Inc.*	530	6,111
Affymetrix, Inc.*	2,007	6,001
Bruker BioSciences Corp.*	1,470	5,939
Pain Therapeutics, Inc.*	1,000	5,920
Alliance Imaging, Inc.*	740	5,898
Dyax Corp.*	1,610	5,860
Somanetics Corp.*	348	5,745
Emeritus Corp.*	570	5,717
Array Biopharma, Inc.*	1,380	5,589
Accuray, Inc.*	1,047	5,403
Cantel Medical Corp.*	366	5,369
Micrus Endovascular Corp.*	450	5,224
Sirona Dental Systems, Inc.*	490	5,145
MannKind Corp.*	1,499	5,142
Corvel Corp.*	230	5,055
Orasure Technologies, Inc.*	1,370	5,042
Nabi Biopharmaceuticals*	1,500	5,025
Arqule, Inc.*	1,180	4,980
Air Methods Corp.*	310	4,957
Medcath Corp.*	456	4,761
Triple-S Management Corp. — Class B*	410	4,715
Idera Pharmaceuticals, Inc.*	600	4,608
Enzo Biochem, Inc.*	930	4,548
US Physical Therapy, Inc.*	340	4,532
Inspire Pharmaceuticals, Inc.*	1,230	4,428

		Market
	Shares	Value

Skilled Healthcare Group, Inc. — Class A*	516	$4,355
RTI Biologics, Inc.*	1,563	4,314
Kensey Nash Corp.*	220	4,270
Cardiac Science Corp.*	569	4,267
Cadence Pharmaceuticals, Inc.*	590	4,266
Idenix Pharmaceuticals, Inc.*	732	4,238
Ensign Group, Inc.	248	4,152
Ardea Biosciences, Inc.*	346	4,142
Insulet Corp.*	530	4,092
Medical Action Industries, Inc.*	406	4,060
Cambrex Corp.*	850	3,927
Atrion Corp.	40	3,884
Pozen, Inc.*	760	3,830
Akorn, Inc.*	1,660	3,818
Obagi Medical Products, Inc.*	510	3,805
BMP Sunstone Corp.*	680	3,788
Sangamo Biosciences, Inc.*	1,070	3,724
Exactech, Inc.*	220	3,705
ArthroCare Corp.*	770	3,673
Hansen Medical, Inc.*	500	3,610
Neurocrine Biosciences, Inc.*	1,120	3,584
Stereotaxis, Inc.*	800	3,520
BioMimetic Therapeutics, Inc.*	380	3,504
Celldex Therapeutics, Inc.*	430	3,406
Repligen Corp.*	900	3,402
Accelrys, Inc.*	780	3,401
Lexicon Genetics, Inc.*	2,330	3,262
Nighthawk Radiology Holdings, Inc.*	670	3,256
Zymogenetics, Inc.*	1,080	3,240
Orexigen Therapeutics, Inc.*	580	3,236
Immunomedics, Inc.*	1,900	3,230
CardioNet, Inc.*	130	3,204
Novavax, Inc.*	1,690	3,194
Discovery Laboratories, Inc.*	2,810	3,147
Affymax, Inc.*	310	3,097
IPC The Hospitalist Co., Inc.*	180	3,029
I-Flow Corp.*	628	3,014
Synta Pharmaceuticals Corp.*	490	2,999
Clinical Data, Inc.*	330	2,937
Cytokinetics, Inc.*	1,009	2,876
TomoTherapy, Inc.*	1,190	2,832
KV Pharmaceutical Co.*	960	2,765
Chindex International, Inc.*	330	2,623
TranS1, Inc.*	358	2,581
Cynosure, Inc.*	280	2,556
Depomed, Inc.*	1,490	2,459
Spectranetics Corp.*	920	2,401
Life Sciences Research, Inc.*	254	2,388
XOMA Ltd.*	3,840	2,381
Cytori Therapeutics, Inc.*	629	2,271
Opko Health, Inc.*	1,400	2,268
Adolor Corp.*	1,340	2,224

48 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Molecular Insight Pharmaceuticals, Inc.*	510	$2,193
Alexza Pharmaceuticals, Inc.*	689	2,184
Sunrise Senior Living, Inc.*	1,298	2,181
DexCom, Inc.*	760	2,098
RadNet, Inc.*	620	2,077
NxStage Medical, Inc.*	760	2,029
Capital Senior Living Corp.*	650	1,937
Caraco Pharm Labs, Inc.*	320	1,894
Targacept, Inc.*	527	1,876
Nanosphere, Inc.*	378	1,799
Javelin Pharmaceuticals, Inc.*	1,430	1,788
Acura Pharmaceuticals, Inc.*	240	1,762
Columbia Labs, Inc. Com*	1,370	1,740
Ariad Pharmaceuticals, Inc.*	2,020	1,717
Alphatec Holdings, Inc.*	730	1,716
Virtual Radiologic Corp.*	190	1,611
MAP Pharmaceuticals, Inc.*	230	1,605
MiddleBrook Pharmaceuticals, Inc.*	1,040	1,560
Sucampo Pharmaceuticals, Inc. — Class A*	270	1,553
Biodel, Inc.*	310	1,494
National Research Corp.	50	1,448
Five Star Quality Care, Inc.*	917	1,403
Caliper Life Sciences, Inc.*	1,390	1,348
Amicus Therapeutics, Inc.*	136	1,085
Acadia Pharmaceuticals, Inc.*	960	864
Rexahn Pharmaceuticals, Inc.*	850	757
Vision-Sciences, Inc.*	490	750
Protalix BioTherapeutics, Inc.*	320	589
BioForm Medical, Inc.*	630	573
Cell Genesys, Inc.*	2,505	551
Providence Service Corp.*	356	516
PharmaNet Development Group, Inc.*	558	508
Jazz Pharmaceuticals, Inc.*	220	425
Marshall Edwards, Inc.*	597	418

Total Health Care		3,323,811

CONSUMER DISCRETIONARY 8.3%
Wendy’s/Arby’s Group, Inc. — Class A	11,523	56,924
Marvel Entertainment, Inc.*	1,420	43,665
Tupperware Brands Corp.	1,800	40,860
Corinthian Colleges, Inc.*	2,480	40,598
Bally Technologies, Inc.*	1,600	38,448
Jack in the Box, Inc.*	1,700	37,553
Aaron Rents, Inc.	1,316	35,032
Netflix, Inc.*	1,170	34,971
Tractor Supply Co.*	966	34,911
Rent-A-Center, Inc.*	1,940	34,241
WMS Industries, Inc.*	1,270	34,163
Matthews International Corp. — Class A	910	33,379

		Market
	Shares	Value

Carter’s, Inc.*	1,650	$31,779
Aeropostale, Inc.*	1,939	31,218
Wolverine World Wide, Inc.	1,450	30,508
Deckers Outdoor Corp.*	379	30,271
Polaris Industries, Inc.	960	27,504
Interactive Data Corp.	1,070	26,386
Warnaco Group, Inc.*	1,330	26,108
Pool Corp.	1,390	24,978
Capella Education Co.*	418	24,562
Under Armour, Inc.*	960	22,886
Vail Resorts, Inc.*	856	22,770
Fossil, Inc.*	1,316	21,977
Collective Brands, Inc.*	1,860	21,799
Ryland Group, Inc.	1,230	21,734
Gymboree Corp.*	830	21,655
Chico’s FAS, Inc.*	5,122	21,410
Sonic Corp.*	1,740	21,176
Men’s Wearhouse, Inc.	1,500	20,310
Bob Evans Farms, Inc.	910	18,591
Regis Corp.	1,250	18,162
Callaway Golf Co.	1,920	17,837
Cheesecake Factory, Inc.*	1,736	17,534
Sotheby’s Holdings, Inc. — Class A	1,960	17,424
Jakks Pacific, Inc.*	800	16,504
Iconix Brand Group, Inc.*	1,670	16,333
Timberland Co. — Class A*	1,390	16,054
Coinstar, Inc.*	810	15,803
Sally Beauty Holdings, Inc.*	2,750	15,647
Tempur-Pedic International, Inc.	2,170	15,385
Helen of Troy Ltd.*	877	15,225
J Crew Group, Inc.*	1,230	15,006
99 Cents Only Stores*	1,370	14,974
Buckle, Inc.	680	14,838
Children’s Place Retail Stores, Inc.*	677	14,677
P.F. Chang’s China Bistro, Inc.*	697	14,595
Dress Barn, Inc.*	1,310	14,069
CEC Entertainment, Inc.*	580	14,065
Steiner Leisure Ltd.*	468	13,815
Jos. A. Bank Clothiers, Inc.*	527	13,781
Pinnacle Entertainment, Inc.*	1,750	13,440
Cracker Barrel Old Country Store, Inc.	650	13,383
Buffalo Wild Wings, Inc.*	520	13,338
Life Time Fitness, Inc.*	1,020	13,209
CKE Restaurants, Inc.	1,519	13,185
Hibbett Sports Inc.*	830	13,039
Jackson Hewitt Tax Service, Inc.	830	13,023
Nutri/System, Inc.	887	12,941
Gaylord Entertainment Co.*	1,190	12,900
Live Nation, Inc.*	2,200	12,628
Columbia Sportswear Co.	356	12,592
Fred’s, Inc.	1,160	12,482

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Unifirst Corp.	420	$12,470
National CineMedia, Inc.	1,220	12,371
Skechers U.S.A., Inc. — Class A*	950	12,179
PetMed Express, Inc.*	690	12,165
Cato Corp. — Class A	800	12,080
Monro Muffler Brake, Inc.	468	11,934
American Public Education, Inc.*	320	11,901
HOT Topic, Inc.*	1,270	11,773
Papa John’s International, Inc.*	630	11,611
Exide Technologies*	2,190	11,585
Fuel Systems Solutions, Inc.*	350	11,466
Jo-Ann Stores, Inc.*	740	11,463
Churchill Downs, Inc.	280	11,318
Texas Roadhouse Co., Inc.*	1,440	11,160
Steven Madden, Ltd.*	510	10,873
Meritage Homes Corp.*	887	10,795
Brunswick Corp.	2,540	10,693
Universal Technical Institute, Inc.*	620	10,645
Arbitron, Inc.	800	10,624
Cooper Tire & Rubber Co.	1,720	10,595
Brown Shoe Co., Inc.	1,230	10,418
Ethan Allen Interiors, Inc.	720	10,346
American Greetings Corp. — Class A	1,327	10,045
National Presto Industries, Inc.	130	10,010
Blue Nile, Inc.*	389	9,527
Marcus Corp.	586	9,511
Scholastic Corp.	700	9,506
Peet’s Coffee & Tea, Inc.*	408	9,486
Genesco, Inc.*	560	9,475
Stage Stores, Inc.	1,110	9,157
K-Swiss, Inc. — Class A	760	8,664
Pre-Paid Legal Services, Inc.*	226	8,428
Bebe Stores, Inc.	1,109	8,284
Charming Shoppes, Inc.*	3,290	8,028
The Wet Seal, Inc. — Class A*	2,670	7,930
Shuffle Master, Inc.*	1,540	7,638
Red Robin Gourmet Burgers, Inc.*	450	7,573
Group 1 Automotive, Inc.	680	7,324
Stewart Enterprises, Inc. — Class A	2,430	7,314
Weyco Group, Inc.	219	7,238
Superior Industries International, Inc.	666	7,006
Finish Line, Inc. — Class A	1,249	6,994
World Wrestling Entertainment, Inc.	619	6,859
Drew Industries, Inc.*	569	6,828
Quiksilver, Inc.*	3,660	6,734
Universal Electronics, Inc.*	410	6,650
Cabela’s, Inc. — Class A*	1,140	6,646
Harte-Hanks, Inc.	1,058	6,602
Maidenform Brands, Inc.*	650	6,597
Dillard’s, Inc. — Class A	1,660	6,590

		Market
	Shares	Value

California Pizza Kitchen, Inc.*	610	$6,539
RCN Corp.*	1,099	6,484
Blockbuster, Inc. — Class A*	5,137	6,473
Cinemark Holdings, Inc.	870	6,464
Speedway Motorsports, Inc.	400	6,444
Ameristar Casinos, Inc.	740	6,394
True Religion Apparel, Inc.*	500	6,220
Citi Trends, Inc.*	416	6,124
ArvinMeritor, Inc.	2,136	6,088
Grand Canyon Education, Inc.*	310	5,822
Core-Mark Holding Co., Inc.*	270	5,810
DineEquity, Inc.	500	5,780
Volcom, Inc.*	530	5,777
Christopher & Banks Corp.	1,026	5,746
CKX, Inc.*	1,530	5,615
Blyth, Inc.	710	5,566
Denny’s Corp.*	2,765	5,502
BJ’s Restaurants, Inc.*	500	5,385
Domino’s Pizza, Inc.*	1,140	5,369
RC2 Corp.*	500	5,335
Standard-Pacific Corp.*	2,920	5,198
Raser Technologies, Inc.*	1,376	5,132
PEP Boys-Manny Moe & Jack	1,230	5,080
Winnebago Industries, Inc.	840	5,065
Ambassadors Group, Inc.	547	5,032
Cavco Industries, Inc.*	186	5,002
Steak n Shake Co.*	840	4,998
Mediacom Communications Corp.*	1,150	4,945
Ulta Salon Cosmetics & Fragrance, Inc.*	596	4,935
Dolan Media Co.*	740	4,877
Overstock.com, Inc.*	450	4,851
DSW, Inc.*	388	4,834
Haverty Furniture Companies., Inc.	510	4,758
Coldwater Creek, Inc.*	1,650	4,702
iRobot Corp.*	520	4,696
Modine Manufacturing Co.	940	4,578
Spartan Motors, Inc.	950	4,493
Lululemon Athletica, Inc.*	560	4,441
Sinclair Broadcast Group, Inc. — Class A	1,410	4,371
Movado Group, Inc.	461	4,329
Knology, Inc.*	830	4,283
M/I Homes, Inc.	406	4,279
Asbury Automotive Group, Inc.	930	4,250
Zumiez, Inc.*	570	4,246
Dorman Products, Inc.*	320	4,224
Midas, Inc.*	400	4,196
Orbitz Worldwide, Inc.*	1,070	4,152
Cox Radio Inc. — Class A*	690	4,147
America’s Car Mart, Inc.*	300	4,143
CSS Industries, Inc.	230	4,080

50 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Belo Corp. — Class A	2,600	$4,056
Tenneco Automotive, Inc.*	1,360	4,012
Skyline Corp.	200	3,998
Shutterfly, Inc.*	570	3,984
Monarch Casino & Resort, Inc.*	340	3,961
Charlotte Russe Holding, Inc.*	610	3,959
Stamps.com, Inc.*	400	3,932
Fisher Communications, Inc.	190	3,922
Landry’s Restaurants, Inc.	336	3,898
American Axle & Manufacturing Holdings, Inc.	1,340	3,873
Cherokee, Inc.	220	3,817
Unifi, Inc.*	1,320	3,722
Oxford Industries, Inc.	420	3,683
Steinway Musical Instruments*	210	3,677
Systemax, Inc.	320	3,446
AFC Enterprises, Inc.*	729	3,419
Leapfrog Enterprises, Inc.*	960	3,360
Morgans Hotel Group Co.*	720	3,355
K12 Inc.*	176	3,300
Outdoor Channel Holdings, Inc.*	440	3,296
Big 5 Sporting Goods Corp.	627	3,267
La-Z-Boy, Inc.	1,490	3,233
Sealy Corp.	1,280	3,213
hhgregg, Inc.*	366	3,177
RHI Entertainment*	390	3,167
Zale Corp.*	940	3,130
Tween Brands, Inc.*	720	3,110
Pacific Sunwear of California, Inc.*	1,910	3,037
Sonic Automotive, Inc.	759	3,021
Journal Communications, Inc. — Class A	1,230	3,013
drugstore.com, Inc.*	2,430	3,013
CROCS, Inc.*	2,419	3,000
Lumber Liquidators, Inc.*	280	2,957
Retail Ventures, Inc.*	840	2,915
1-800-FLOWERS.com, Inc.*	756	2,888
Krispy Kreme Doughnuts, Inc.*	1,628	2,735
Furniture Brands International, Inc.	1,209	2,672
Global Sources Ltd.*	490	2,671
Luby’s, Inc.*	628	2,631
Lear Corp.*	1,860	2,623
Entravision Communications Corp. — Class A*	1,640	2,558
Audiovox Corp. — Class A*	507	2,540
Shoe Carnival, Inc.*	260	2,483
Smith & Wesson Holding Corp.*	1,090	2,474
G-III Apparel Group Ltd.*	376	2,403
Gaiam, Inc.*	520	2,402
Conn’s, Inc.*	280	2,374
Ruby Tuesday, Inc.*	1,500	2,340
Build-A-Bear Workshop, Inc.*	480	2,333

		Market
	Shares	Value

Hovnanian Enterprises, Inc. — Class A*	1,350	$2,322
Perry Ellis International, Inc.*	356	2,257
Learning Tree International, Inc.*	257	2,190
Dana Holding Corp.*	2,880	2,131
Amerigon, Inc.*	650	2,119
Hooker Furniture Corp.	270	2,068
Quantum Fuel Systems Technologies Worldwide, Inc.*	2,393	2,034
Global Traffic Network, Inc.*	340	1,986
American Apparel, Inc.*	976	1,942
Martha Stewart Omnimedia, Inc.*	740	1,924
Princeton Review, Inc.*	390	1,923
Stoneridge, Inc.*	420	1,915
Cumulus Media, Inc. — Class A*	769	1,915
Rex Stores Corp.*	230	1,856
Kenneth Cole Productions, Inc. — Class A	260	1,841
Valassis Communications, Inc.*	1,390	1,835
Beazer Homes USA, Inc.*	1,140	1,801
Fuqi International, Inc.*	280	1,753
Wonder Auto Technology, Inc.*	440	1,725
Talbots, Inc.	710	1,697
Syms Corp.*	190	1,687
Marine Products Corp.	297	1,669
Town Sports International Holdings, Inc.*	520	1,659
Marinemax, Inc.*	480	1,627
Lincoln Educational Services Corp.*	120	1,590
Primedia, Inc.	730	1,584
New York & Co., Inc.*	680	1,578
Nautilus, Inc.*	667	1,474
Isle of Capri Casinos, Inc.*	456	1,459
Russ Berrie & Co., Inc.*	490	1,455
Palm Harbor Homes, Inc.*	290	1,444
Tuesday Morning Corp.*	880	1,434
Value Line, Inc.	40	1,381
Playboy Enterprises, Inc. — Class B*	620	1,339
Visteon Corp.*	3,800	1,330
McClatchy Co. — Class A	1,660	1,328
Hayes Lemmerz International, Inc.*	2,940	1,323
Dover Downs Gaming & Entertainment, Inc.	410	1,304
AH Belo Corp. — Class A	588	1,282
Champion Enterprises, Inc.*	2,260	1,266
Great Wolf Resorts, Inc.*	780	1,201
Bluegreen Corp.*	376	1,177
Media General, Inc.	670	1,173
Brookfield Homes Corp.	268	1,158
O’Charleys, Inc.	530	1,060
Lodgian, Inc.*	470	1,001

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Charter Communications, Inc. — Class A*	11,859	$970
Pier 1 Imports, Inc.*	2,590	958
Entercom Communications Corp.	750	923
Crown Media Holdings, Inc. — Class A*	320	912
Riviera Holdings Corp.*	300	900
Lin TV Corp. — Class A*	780	850
Citadel Broadcasting Corp.*	5,260	842
Stein Mart, Inc.*	730	825
Ruth’s Chris Steak House*	577	796
Bidz.com, Inc.*	170	782
Einstein Noah Restaurant Group, Inc.*	130	748
Rick’s Cabaret International, Inc.*	187	746
RH Donnelley Corp.*	2,000	740
Borders Group, Inc.*	1,750	700
Cache, Inc.*	328	663
Six Flags, Inc.*	2,110	654
Dover Motorsports, Inc.	439	571
Casual Male Retail Group, Inc.*	1,080	562
Lee Enterprises, Inc.	1,300	533
Libbey, Inc.	420	525
Gray Television, Inc.	1,250	500
Fleetwood Enterprises, Inc.*	2,220	222
Aristotle Corp.*	40	145
Circuit City Stores, Inc.	50	7

Total Consumer Discretionary		2,377,959

UTILITIES 3.4%
Piedmont Natural Gas Co.	2,140	67,774
ITC Holdings Corp.	1,440	62,899
Westar Energy, Inc.	3,040	62,350
New Jersey Resources Corp.	1,218	47,928
WGL Holdings, Inc.	1,430	46,747
Nicor, Inc.	1,319	45,822
Cleco Corp.	1,750	39,953
IDACORP, Inc.	1,310	38,580
Portland General Electric Co.	1,820	35,435
South Jersey Industries, Inc.	859	34,231
Northwest Natural Gas Co.	770	34,057
Southwest Gas Corp.	1,263	31,853
Black Hills Corp.	1,119	30,168
Avista Corp.	1,540	29,845
Laclede Group, Inc.	627	29,369
Unisource Energy Corp.	1,000	29,360
California Water Service Group	569	26,419
PNM Resources, Inc.	2,507	25,271
NorthWestern Corp.	1,050	24,644
Allete, Inc.	760	24,525
El Paso Electric Co.*	1,298	23,481
CH Energy Group, Inc.	456	23,434
UIL Holding Corp.	730	21,922
Mge Energy, Inc.	640	21,120
Empire District Electric Co.	990	17,424
Ormat Technologies, Inc.	520	16,572

		Market
	Shares	Value

American States Water Co.	500	$16,490
SJW Corp.	380	11,377
Central Vermont Public Service Corp.	340	8,112
Middlesex Water Co.	386	6,651
Chesapeake Utilities Corp.	200	6,296
Connecticut Water Service, Inc.	240	5,666
Consolidated Water Co., Inc.	420	5,250
Cadiz, Inc.*	350	4,379
Southwest Water Co.	720	2,318
US Geothermal, Inc.*	1,800	1,494
Synthesis Energy Systems, Inc.*	740	503

Total Utilities		959,719

ENERGY 3.3%
Comstock Resources, Inc.*	1,320	62,370
EXCO Resources, Inc.*	4,340	39,320
Concho Resources, Inc.*	1,610	36,740
Nordic American Tanker Shipping	1,000	33,750
Penn Virginia Corp.	1,210	31,436
World Fuel Services Corp.	840	31,080
Arena Resources, Inc.*	1,100	30,899
Bill Barrett Corp.*	1,070	22,609
Contango Oil & Gas Co.*	380	21,394
CARBO Ceramics, Inc.	600	21,318
Goodrich Petroleum Corp.*	650	19,467
Bristow Group, Inc.*	710	19,021
Dril-Quip, Inc.*	900	18,459
Gran Tierra Energy, Inc.*	6,430	18,004
McMoRan Exploration Co.*	1,755	17,199
Basic Energy Services, Inc.*	1,210	15,778
GulfMark Offshore, Inc.*	650	15,463
Swift Energy Co.*	887	14,910
Atlas America, Inc.	1,000	14,850
Lufkin Industries, Inc.	430	14,835
USEC, Inc.*	3,230	14,503
Precision Drilling Trust	1,720	14,432
Ship Finance International Ltd.	1,230	13,591
Carrizo Oil & Gas, Inc.*	798	12,848
Vaalco Energy, Inc.*	1,719	12,789
GMX Resources, Inc.*	490	12,407
James River Coal Co.*	800	12,264
Complete Production Services, Inc.*	1,400	11,410
BPZ Resources, Inc.*	1,740	11,136
Hornbeck Offshore Services, Inc.*	680	11,111
Rosetta Resources, Inc.*	1,500	10,620
Petroleum Development Corp.*	430	10,350
Stone Energy Corp.*	920	10,138
Newpark Resources, Inc.*	2,610	9,657
Willbros Group, Inc.*	1,130	9,571
Parker Drilling Co.*	3,280	9,512
Berry Petroleum Co. — Class A	1,250	9,450
Natco Group, Inc.*	590	8,956
ION Geophysical Corp.*	2,600	8,918
Delta Petroleum Corp.*	1,810	8,616

52 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Petroquest Energy, Inc.*	1,260	$8,518
International Coal Group, Inc.*	3,690	8,487
Cal Dive International, Inc.*	1,280	8,333
RPC, Inc.	840	8,198
Pioneer Drilling Co.*	1,450	8,076
Knightsbridge Tankers Ltd.	500	7,325
Clayton Williams Energy, Inc.*	160	7,270
Golar LNG Ltd.	1,016	6,868
Western Refining, Inc.	870	6,751
Matrix Service Co.*	760	5,829
PHI, Inc.*	398	5,576
Gulf Island Fabrication, Inc.	356	5,130
Bronco Drilling Company, Inc.*	760	4,910
Superior Well Services, Inc.*	476	4,760
ATP Oil & Gas Corp.*	810	4,739
Crosstex Energy, Inc.	1,170	4,563
Allis-Chalmers Energy, Inc.*	809	4,450
Clean Energy Fuels Corp.*	720	4,349
Brigham Exploration Co.*	1,342	4,294
Harvest Natural Resources, Inc.*	956	4,111
Dawson Geophysical Co.*	226	4,025
Cheniere Energy, Inc.*	1,410	4,019
Oilsands Quest, Inc.*	5,400	3,942
Panhandle Oil and Gas, Inc. — Class A	210	3,780
Natural Gas Services Group, Inc.*	350	3,546
T-3 Energy Services, Inc. — Class A*	370	3,493
Warren Resources, Inc.*	1,703	3,389
Rentech, Inc.*	4,813	3,273
FX Energy, Inc.*	1,170	3,264
Westmoreland Coal Co.*	280	3,108
Gulfport Energy Corp.*	758	2,994
APCO Argentina, Inc.	110	2,929
Alon USA Energy, Inc.	310	2,837
Energy XXI Bermuda Ltd.	3,490	2,757
Toreador Resources Corp.*	490	2,690
CVR Energy, Inc.*	670	2,680
ENGlobal Corp.*	786	2,555
Parallel Petroleum Corp.*	1,200	2,412
OYO Geospace Corp.*	130	2,271
Union Drilling, Inc.*	406	2,107
Delek US Holdings, Inc.	380	2,010
Approach Resources, Inc.*	259	1,893
Bolt Technology Corp.*	260	1,810
GeoGlobal Resources, Inc.*	1,110	1,776
Double Eagle Petroleum Co.*	240	1,685
Endeavour International Corp.*	3,300	1,650
Trico Marine Services, Inc.*	366	1,636
Northern Oil And Gas, Inc.*	620	1,612
BMB Munai, Inc.*	1,158	1,610
Venoco, Inc.*	586	1,588
Callon Petroleum Co.*	608	1,581
Sulphco, Inc.*	1,680	1,579

		Market
	Shares	Value

PrimeEnergy Corp.*	30	$1,559
Georesources, Inc.*	176	1,529
TXCO Resources, Inc.*	1,020	1,520
Houston American Energy Corp.	430	1,453
Rex Energy Corp.*	490	1,441
Meridian Resource Corp.*	2,260	1,288
Energy Partners Ltd.*	930	1,256
RAM Energy Resources, Inc.*	1,360	1,197
Tri-Valley Corp.*	650	1,170
Mitcham Industries, Inc.*	280	1,112
Uranium Resources, Inc.*	1,430	1,101
Gasco Energy, Inc.*	2,720	1,061
Evergreen Energy, Inc.*	3,580	1,038
National Coal Corp.*	800	1,016
GeoMet, Inc.*	540	929
Abraxas Petroleum Corp.*	1,218	877
American Oil & Gas, Inc.*	1,070	856
GreenHunter Energy, Inc.*	130	640
Cano Petroleum, Inc.*	1,380	607
Pacific Ethanol, Inc.*	1,280	563
Aventine Renewable Energy Holdings, Inc.*	850	553
Quest Resource Corp.*	800	352
Geokinetics, Inc.*	136	336

Total Energy		949,673

CONSUMER STAPLES 3.0%
Ralcorp Holdings, Inc.*	1,630	95,192
Flowers Foods, Inc.	2,249	54,786
Chattem, Inc.*	500	35,765
Ruddick Corp.	1,220	33,733
Casey’s General Stores, Inc.	1,474	33,563
Fresh Del Monte Produce, Inc.*	1,218	27,308
Winn-Dixie Stores, Inc.*	1,570	25,277
TreeHouse Foods, Inc.*	910	24,788
Hain Celestial Group, Inc.*	1,180	22,526
Universal Corp.	740	22,104
United Natural Foods, Inc.*	1,240	22,097
Sanderson Farms, Inc.	596	20,598
Lancaster Colony Corp.	580	19,894
Green Mountain Coffee Roasters, Inc.*	498	19,273
Chiquita Brands International, Inc.*	1,263	18,667
Lance, Inc.	790	18,123
Tootsie Roll Industries, Inc.	690	17,671
Nash Finch Co.	370	16,609
Nu Skin Enterprises, Inc.	1,440	15,019
J&J Snack Foods Corp.	410	14,711
Spartan Stores, Inc.	630	14,647
Pantry, Inc.*	640	13,728
WD-40 Co.	480	13,579
Vector Group Ltd.	960	13,075
Darling International, Inc.*	2,369	13,006
Smart Balance, Inc.*	1,820	12,376

See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (continued)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

American Oriental Bioengineering, Inc.*	1,800	$12,222
Central Garden and Pet Co. — Class A*	1,870	11,033
Cal-Maine Foods, Inc.	377	10,820
Weis Markets, Inc.	320	10,762
Prestige Brands Holdings, Inc. — Class A*	990	10,444
Diamond Foods, Inc.	470	9,470
Elizabeth Arden, Inc.*	710	8,953
Pricesmart, Inc.	423	8,739
Andersons, Inc.	527	8,685
Alliance One International, Inc.*	2,580	7,585
Star Scientific, Inc.*	1,925	7,373
Boston Beer Co., Inc. — Class A*	240	6,816
Ingles Markets, Inc. — Class A	370	6,508
USANA Health Sciences, Inc.*	190	6,506
Zhongpin, Inc.*	540	6,480
Great Atlantic & Pacific Tea Co.*	1,026	6,433
Coca-Cola Bottling Co. Consolidated	120	5,515
Village Super Market	90	5,165
Imperial Sugar Co., Inc.	350	5,019
Farmer Brothers Co.	200	4,988
Alico, Inc.	110	4,509
Griffin Land & Nurseries, Inc.	100	3,686
China Sky One Medical, Inc.*	230	3,678
Arden Group, Inc.	29	3,654
Calavo Growers, Inc.	300	3,450
Synutra International, Inc.*	300	3,306
American Dairy, Inc.*	210	3,158
Inter Parfums, Inc.	410	3,149
B&G Foods, Inc.	576	3,110
Susser Holdings Corp.*	230	3,057
National Beverage Corp.*	310	2,790
Omega Protein Corp.*	530	2,125
Schiff Nutrition International, Inc.*	268	1,600
HQ Sustainable Maritime Industries, Inc.*	190	1,488
Lifeway Foods, Inc.*	140	1,257
Mannatech, Inc.	460	1,127
AgFeed Industries, Inc.*	580	934
Reddy Ice Holdings, Inc.	520	749

Total Consumer Staples		844,458

MATERIALS 2.8%
Compass Minerals International, Inc.	950	55,727
Royal Gold, Inc.	860	42,321
Olin Corp.	2,170	39,234
Rock-Tenn Co. — Class A	1,110	37,940
Silgan Holdings, Inc.	730	34,901
Sensient Technologies Corp.	1,390	33,193
Calgon Carbon Corp.*	1,570	24,115
Texas Industries, Inc.	678	23,391

		Market
	Shares	Value

Minerals Technologies, Inc.	560	$22,904
H.B. Fuller Co.	1,400	22,554
Worthington Industries, Inc.	1,870	20,607
Arch Chemicals, Inc.	720	18,770
OM Group, Inc.*	887	18,725
Amcol International Corp.	750	15,712
Wausau Paper Corp.	1,290	14,758
Deltic Timber Corp.	310	14,182
Coeur d’Alene Mines Corp.*	16,010	14,089
Hecla Mining Co.*	4,930	13,804
NewMarket Corp.	390	13,615
A. Schulman, Inc.	788	13,396
Koppers Holdings, Inc.	610	13,188
Balchem Corp.	527	13,128
Rockwood Holdings, Inc.*	1,210	13,068
W.R. Grace & Co.*	2,100	12,537
Solutia, Inc.*	2,750	12,375
Glatfelter	1,307	12,155
Zep, Inc.	608	11,740
Kaiser Aluminum Corp.	456	10,269
RTI International Metals, Inc.*	670	9,588
Schweitzer-Mauduit International, Inc.	458	9,169
Westlake Chemical Corp.	560	9,122
Ferro Corp.	1,270	8,953
Stepan Co.	190	8,928
Haynes International, Inc.*	350	8,617
PolyOne Corp.*	2,715	8,552
Headwaters, Inc.*	1,218	8,221
Brush Engineered Materials, Inc.*	590	7,505
Zoltek Companies, Inc.*	800	7,192
Allied Nevada Gold Corp.*	1,310	6,629
Myers Industries, Inc.	820	6,560
American Vanguard Corp.	560	6,552
Innophos Holdings, Inc.	298	5,903
Stillwater Mining Co.*	1,150	5,681
Spartech Corp.	887	5,553
Olympic Steel, Inc.	257	5,235
A.M. Castle & Co.	476	5,155
Quaker Chemical Corp.	310	5,099
Graphic Packaging Holding Co.*	4,200	4,788
Horsehead Holding Corp.*	1,010	4,747
Louisiana-Pacific Corp.	3,010	4,696
Landec Corp.*	680	4,474
LSB Industries, Inc.*	500	4,160
Buckeye Technologies, Inc.*	1,140	4,150
Innospec, Inc.	678	3,993
GenTek, Inc.*	260	3,913
Neenah Paper, Inc.	420	3,713
U S Concrete, Inc.*	1,060	3,562
Penford Corp.	328	3,319
ShengdaTech, Inc.*	880	3,098
AEP Industries, Inc.*	160	2,813
Clearwater Paper Corp.*	330	2,769

54 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)
December 31, 2008
     RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Universal Stainless & Alloy*	190	$2,753
NL Industries, Inc.	200	2,680
ICO, Inc.*	810	2,560
General Moly, Inc.*	1,820	2,148
Bway Holding Co.*	220	1,751
Mercer International, Inc.*	880	1,690
Apex Silver Mines Ltd.*	1,720	1,686
Flotek Industries, Inc.*	660	1,663
General Steel Holdings, Inc.*	320	1,261
KapStone Paper and Packaging Corp.*	520	1,238
United States Lime & Minerals, Inc.*	50	1,198
AbitibiBowater, Inc.*	1,540	724
China Precision Steel, Inc.*	500	625
Sutor Technology Group Ltd.*	220	508
Boise, Inc.*	1,040	447
Verso Paper Corp.	410	422

Total Materials		808,161

TELECOMMUNICATION SERVICES 0.9%
tw telecom, Inc.*	4,270	36,167
NTELOS Holdings Corp.	870	21,454
Shenandoah Telecommunications Co.	692	19,410
Syniverse Holdings, Inc.*	1,490	17,790
Centennial Communications Corp.*	1,960	15,798
Premiere Global Services, Inc.*	1,798	15,481
Iowa Telecommunications Services, Inc.	930	13,280
Cincinnati Bell, Inc.*	6,690	12,912
Alaska Communications Systems Group, Inc.	1,263	11,847
Cbeyond, Inc.*	690	11,026
General Communication, Inc. — Class A*	1,307	10,574
Cogent Communications Group, Inc.*	1,300	8,489
Fairpoint Communications, Inc.	2,587	8,485
Consolidated Communications Holdings, Inc.	680	8,078
USA Mobility, Inc.*	680	7,868
Atlantic Tele-Network, Inc.	266	7,062
Global Crossing*	756	6,003
PAETEC Holding Corp.*	3,593	5,174
iPCS, Inc. — Class A*	500	3,430
ICO Global Communications Holdings Ltd.*	3,000	3,390
Ibasis, Inc.*	870	1,227
Hungarian Telephone & Cable Corp.*	140	1,204

		Market
	Shares	Value

Vonage Holdings Corp.*	1,490	$983
Virgin Mobile USA, Inc. — Class A*	1,070	899
TerreStar Corp.*	1,690	676
IDT Corp. — Class B*	1,570	628
FiberTower Corp.*	3,510	562
Globalstar, Inc.*	1,298	260

Total Telecommunication Services		250,157

Total Common Stocks (Cost $19,722,991)		21,743,301

	Face
	Amount
REPURCHASE AGREEMENTS† 17.2%
UBS Financial Services, Inc. issued 12/31/08 at 0.01% due 01/02/09	$4,224,451	4,224,451
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	669,459	669,459

Total Repurchase Agreements (Cost $4,893,910)		4,893,910

Total Investments 93.5% (Cost $24,616,901)		$26,637,211

Other Assets in Excess of Liabilities – 6.5%		$1,864,142

Net Assets – 100.0%		$28,501,353

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED
March 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $33,524,000)	680	$1,958,081

	Units
EQUITY INDEX SWAP AGREEMENTS
Goldman Sachs International January 2009 Russell 2000 Index Swap, Terminating 01/08/09** (Notional Market Value $1,726,512)	3,457	$187,896
Credit Suisse Capital, LLC March 2009 Russell 2000 Index Swap, Terminating 03/26/09** (Notional Market Value $395,542)	792	20,999

(Total Notional Market Value $2,122,054)		$208,895

*	Non-Income Producing Security.

**	Total Return based on Russell 2000 Index +/- financing at a variable rate.

†	Repurchase Agreements — See Note 5.
See Notes to Financial Statements.	THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS
December 31, 2008
     INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS† 60.5%
UBS Financial Services, Inc. issued 12/31/08 at 0.01% due 01/02/09	$21,890,538	$21,890,538
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	3,469,046	3,469,046

Total Repurchase Agreements (Cost $25,359,584)		25,359,584

Total Investments 60.5% (Cost $25,359,584)		$25,359,584

Other Assets in Excess of Liabilities – 39.5%		$16,550,175

Net Assets – 100.0%		$41,909,759

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT
March 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $31,601,300)	641	$(780,909)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
Goldman Sachs International January 2009 Russell 2000 Index Swap, Terminating 01/08/09* (Notional Market Value $6,958,159)	13,932	$(427,503)
Credit Suisse Capital, LLC March 2009 Russell 2000 Index Swap, Terminating 03/26/09* (Notional Market Value $43,863,785)	87,824	(1,944,017)

(Total Notional Market Value $50,821,944)		$(2,371,520)

*	Total Return based on Russell 2000 Index +/- financing at a variable rate.

†	Repurchase Agreements — See Note 5.
56 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    57

STATEMENTS OF ASSETS AND LIABILITIES

		Inverse		Inverse
	S&P 500	S&P 500	NASDAQ-100®	NASDAQ-100®
	2x Strategy	2x Strategy	2x Strategy	2x Strategy
	Fund	Fund	Fund	Fund

Assets
Investment Securities	$115,890,866	$74,963,317	$109,455,671	$—
Repurchase Agreements	38,756,523	83,437,768	15,981,240	91,539,755

Total Investments	154,647,389	158,401,085	125,436,911	91,539,755
Segregated Cash with Broker	27,199,576	47,466,981	23,633,585	31,368,246
Cash	—	—	—	—
Unrealized Appreciation on Swap Agreements	925,727	779,360	779,688	803,369
Receivable for Equity Index Swap Settlement	—	1,743,469	—	—
Variation Margin on Futures Contracts	2,977,223	—	882,308	—
Receivable for Securities Sold	435,141	—	31,498	—
Receivable for Fund Shares Sold	4,405,492	32,429,051	10,363,237	9,800,219
Investment Income Receivable	214,445	—	44,507	—
Other Assets	—	—	—	—

Total Assets	190,804,993	240,819,946	161,171,734	133,511,589

Liabilities
Unrealized Depreciation on Swap Agreements	—	—	—	—
Payable for Equity Index Swap Settlement	3,280,925	—	1,107,329	97,575
Variation Margin on Futures Contracts	—	6,118,825	—	1,811,432
Payable for Securities Purchased	16,483,187	—	—	—
Payable for Fund Shares Redeemed	11,776,853	23,820,968	21,694,099	7,972,587
Investment Advisory Fees Payable	113,987	172,143	116,070	102,175
Transfer Agent and Administrative Fees Payable	31,663	47,817	32,242	28,382
Distribution and Service Fees Payable	48,917	62,243	41,143	34,706
Portfolio Accounting Fees Payable	18,998	28,691	19,345	17,029
Custody Fees Payable	4,100	6,149	4,166	3,650
Other Accrued Fees	82,586	122,857	116,294	99,046

Total Liabilities	31,841,216	30,379,693	23,130,688	10,166,582

Net Assets	$158,963,777	$210,440,253	$138,041,046	$123,345,007

Net Assets Consist Of
Paid-In Capital	$314,875,389	$522,659,513	$401,251,543	$394,371,536
Undistributed Net Investment Income (Loss)	143,657	145,645	—	—
Accumulated Net Realized Gain (Loss) on Investments	(173,306,696)	(310,738,878)	(296,206,012)	(271,589,479)
Net Unrealized Appreciation (Depreciation) on Investments	17,251,427	(1,626,027)	32,995,515	562,950

Net Assets	$158,963,777	$210,440,253	$138,041,046	$123,345,007

A-Class	$16,148,789	$14,896,546	$5,835,103	$3,847,218
C-Class	32,158,849	17,564,862	13,791,465	8,532,394
H-Class	110,656,139	177,978,845	118,414,478	110,965,395
Shares Outstanding
A-Class	1,069,104	309,473	719,706	175,484
C-Class	2,275,953	388,926	1,862,047	413,823
H-Class	7,329,655	3,695,078	14,603,584	5,069,804
Net Asset Values
A-Class	$15.10	$48.14	$8.11	$21.92
A-Class Maximum Offering Price*	15.85	50.54	8.51	23.01
C-Class	14.13	45.16	7.41	20.62
H-Class	15.10	48.17	8.11	21.89

Cost of Investments	$142,858,213	$158,315,664	$94,357,541	$91,539,755

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
58 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

December 31, 2008

	Inverse		Inverse
Dow	Dow	Russell 2000®	Russell 2000®
2x Strategy	2x Strategy	2x Strategy	2x Strategy
Fund	Fund	Fund	Fund

$23,613,296	$—	$21,743,301	$—
11,846,067	23,595,610	4,893,910	25,359,584

35,459,363	23,595,610	26,637,211	25,359,584
8,448,000	10,098,000	3,936,883	12,712,696
—	—	—	67,941
—	17,211	208,895	—
—	—	1,118,780	—
575,502	—	2,038,604	—
3,493,023	—	5,013,330	—
2,305,224	11,415,949	2,768,978	10,049,712
40,429	—	17,409	—
8,049	—	—	—

50,329,590	45,126,770	41,740,090	48,189,933

17,276	—	—	2,371,520
—	—	—	702,621
—	3,028,261	—	1,342,172
—	—	—	—
4,308,994	1,000,929	13,181,685	1,782,313
38,519	29,419	22,357	28,664
10,700	8,172	6,210	7,962
14,132	10,773	7,105	9,172
6,420	4,903	3,726	4,777
1,383	1,049	907	1,022
22,222	26,323	16,747	29,951

4,419,646	4,109,829	13,238,737	6,280,174

$45,909,944	$41,016,941	$28,501,353	$41,909,759

$89,325,802	$40,922,334	$64,571,191	$53,057,879
—	—	(1,081)	—
(43,081,123)	311,130	(40,256,043)	(7,995,691)
(334,735)	(216,523)	4,187,286	(3,152,429)

$45,909,944	$41,016,941	$28,501,353	$41,909,759

$7,562,999	$3,888,538	$893,255	$1,940,832
5,609,813	3,599,975	1,446,119	1,509,014
32,737,132	33,528,428	26,161,979	38,459,913

596,589	82,807	111,021	54,486
459,011	79,688	183,450	43,754
2,579,546	713,767	3,255,361	1,083,245

$12.68	$46.96	$8.05	$35.62
13.31	49.30	8.45	37.40
12.22	45.18	7.88	34.49
12.69	46.97	8.04	35.50

$36,866,797	$23,595,610	$24,616,901	$25,359,584
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    59

STATEMENTS OF OPERATIONS

		Inverse		Inverse
	S&P 500	S&P 500	NASDAQ-100®	NASDAQ-100®
	2x Strategy	2x Strategy	2x Strategy	2x Strategy
	Fund	Fund	Fund	Fund

Investment Income
Interest	$837,817	$5,757,582	$907,315	$4,322,822
Income from Securities Lending, net	68,859	—	183,371	—
Dividends, Net of Foreign Tax Withheld	3,920,180	—	1,250,271	—

Total Income	4,826,856	5,757,582	2,340,957	4,322,822

Expenses
Investment Advisory Fees	1,913,304	2,560,368	2,435,786	1,851,219
Transfer Agent and Administrative Fees	531,473	711,213	676,607	514,228
Distribution & Service Fees:
A-Class	31,737	43,920	29,636	16,248
C-Class	339,402	308,488	295,583	183,961
H-Class	414,886	590,171	573,075	451,989
Portfolio Accounting Fees	318,884	426,728	405,964	308,536
Registration Fees	156,643	176,715	276,978	208,620
Short Sales Dividend Expense	—	—	—	—
Trustees’ Fees*	25,082	27,086	30,795	22,794
Custody Fees	64,715	81,479	90,843	56,340
Miscellaneous	137,072	238,153	173,901	138,898

Total Expenses	3,933,198	5,164,321	4,989,168	3,752,833

Net Investment Income (Loss)	893,658	593,261	(2,648,211)	569,989

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	2,430,000	57,818	(6,591,374)	—
Equity Index Swaps	(39,525,303)	39,538,674	(58,234,437)	40,126,051
Futures Contracts	(96,652,615)	199,066,310	(132,023,151)	132,588,065
Securities Sold Short	—	—	—	—

Total Net Realized Gain (Loss)	(133,747,918)	238,662,802	(196,848,962)	172,714,116

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(79,491,907)	85,421	(116,367,127)	—
Equity Index Swaps	2,952,598	(998,990)	4,843,479	(1,887,640)
Futures Contracts	4,900,354	(5,520,659)	59,725	(1,383,292)
Securities Sold Short	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	(71,638,955)	(6,434,228)	(111,463,923)	(3,270,932)

Net Gain (Loss) on Investments	(205,386,873)	232,228,574	(308,312,885)	169,443,184

Net Increase (Decrease) in Net Assets from Operations	$(204,493,215)	$232,821,835	$(310,961,096)	$170,013,173

Rebate Income on Proceeds for Securities Sold Short,
included in Interest	$—	$—	$—	$—
Foreign Tax Withheld	—	—	15,063	—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
60 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

Year Ended December 31, 2008

	Inverse		Inverse
Dow	Dow	Russell 2000®	Russell 2000®
2x Strategy	2x Strategy	2x Strategy	2x Strategy
Fund	Fund	Fund	Fund

$211,756	$765,200	$319,286	$2,215,287
16,620	—	43,840	—
1,031,962	—	297,200	—

1,260,338	765,200	660,326	2,215,287

456,396	436,159	336,749	702,778
126,777	121,155	93,541	195,216

16,588	7,113	1,615	17,138
70,735	54,864	17,671	46,244
92,505	100,326	87,508	166,517
76,066	72,693	56,125	117,130
53,127	47,432	26,467	58,456
—	—	—	437,038
4,419	3,899	3,512	7,986
14,824	13,360	12,273	22,989
23,791	28,033	30,066	77,096

935,228	885,034	665,527	1,848,588

325,110	(119,834)	(5,201)	366,699

(5,917,130)	—	(10,689,834)	—
(1,421,161)	12,599,000	(7,527,797)	35,002,279
(27,718,995)	23,342,712	(18,413,970)	(2,632,669)
—	—	—	3,904,686

(35,057,286)	35,941,712	(36,631,601)	36,274,296

(9,087,900)	—	2,248,262	—
575,086	(1,497,178)	491,883	(2,876,853)
949,275	(481,270)	1,570,666	(2,328,738)
—	—	—	(615,018)

(7,563,539)	(1,978,448)	4,310,811	(5,820,609)

(42,620,825)	33,963,264	(32,320,790)	30,453,687

$(42,295,715)	$33,843,430	$(32,325,991)	$30,820,386

$—	$—	$—	$786,048
—	—	106	—
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    61

STATEMENTS OF CHANGES IN NET ASSETS

	S&P 500		Inverse S&P 500
	2x Strategy Fund		2x Strategy Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007

From Operations
Net Investment Income (Loss)	$893,658	$2,280,101	$593,261	$8,385,456
Net Realized Gain (Loss) on Investments	(133,747,918)	4,205,112	238,662,802	(25,600,158)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(71,638,955)	762,126	(6,434,228)	3,038,607

Net Increase (Decrease) in Net Assets from Operations	(204,493,215)	7,247,339	232,821,835	(14,176,095)

Distributions to Shareholders from:
Net Investment Income
A-Class	(66,316)	(111,617)	(95,329)	(522,187)
C-Class	(131,300)	(367,171)	(133,418)	(921,454)
H-Class	(552,385)	(1,595,169)	(931,204)	(6,956,363)
Return of Capital
A-Class	—	—	—	—
C-Class	—	—	—	—
H-Class	—	—	—	—

Total Distributions to Shareholders	(750,001)	(2,073,957)	(1,159,951)	(8,400,004)

Share Transactions
Proceeds from Shares Purchased
A-Class	38,154,649	30,479,295	64,784,194	34,777,290
C-Class	208,594,351	125,920,590	232,352,636	103,462,476
H-Class	4,451,245,338	3,502,601,453	6,385,076,672	2,752,133,984
Value of Shares Purchased through Dividend Reinvestment
A-Class	53,573	102,912	88,641	464,710
C-Class	121,762	347,862	122,195	777,400
H-Class	508,354	1,379,164	838,390	6,048,816
Cost of Shares Redeemed
A-Class	(28,580,043)	(26,787,743)	(75,658,285)	(31,358,897)
C-Class	(192,809,831)	(133,565,056)	(263,880,728)	(103,312,807)
H-Class	(4,460,314,618)	(3,516,759,302)	(6,582,448,672)	(2,783,133,406)

Net Increase (Decrease) in Net Assets From Share Transactions	16,973,535	(16,280,825)	(238,724,957)	(20,140,434)

Net Increase (Decrease) in Net Assets	(188,269,681)	(11,107,443)	(7,063,073)	(42,716,533)
Net Assets—Beginning of Period	347,233,458	358,340,901	217,503,326	260,219,859

Net Assets—End of Period	$158,963,777	$347,233,458	$210,440,253	$217,503,326

Undistributed Net Investment Income—End of Period	$143,657	$—	$145,645	$700,825

62 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

NASDAQ-100®		Inverse NASDAQ-100®		Dow		Inverse Dow
2x Strategy Fund		2x Strategy Fund		2x Strategy Fund		2x Strategy Fund
Year	Year	Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2008	2007	2008	2007	2008	2007	2008	2007

$(2,648,211)	$(1,418,571)	$569,989	$11,816,170	$325,110	$607,187	$(119,834)	$2,042,379
(196,848,962)	64,498,995	172,714,116	(110,879,551)	(35,057,286)	(2,301,126)	35,941,712	(11,094,258)
(111,463,923)	10,692,033	(3,270,932)	(4,964,765)	(7,563,539)	571,210	(1,978,448)	2,633,660

(310,961,096)	73,772,457	170,013,173	(104,028,146)	(42,295,715)	(1,122,729)	33,843,430	(6,418,219)

—	—	(27,622)	(223,275)	(43,057)	(2,275)	(3,980)	(112,372)
—	—	(50,675)	(1,168,259)	(34,730)	(3,526)	(3,856)	(228,199)
—	—	(658,110)	(11,308,316)	(276,502)	(13,810)	(34,526)	(1,659,430)

—	—	—	—	(2,544)	—	—	—
—	—	—	—	(2,040)	—	—	—
—	—	—	—	(16,335)	—	—	—

—	—	(736,407)	(12,699,850)	(375,208)	(19,611)	(42,362)	(2,000,001)

24,296,037	27,269,564	31,229,061	21,737,042	28,301,911	28,458,743	15,143,573	13,591,983
161,284,485	155,702,199	119,202,987	112,417,285	66,287,893	83,465,907	37,021,655	33,743,393
5,628,157,280	9,840,687,510	4,001,171,880	7,479,121,011	766,921,455	1,336,836,770	649,468,228	963,242,107

—	—	22,737	202,072	34,717	1,988	3,665	92,215
—	—	45,207	1,055,021	34,208	3,428	3,228	204,889
—	—	614,440	10,181,002	269,453	13,002	30,102	1,444,239

(27,065,032)	(22,022,177)	(36,393,270)	(22,670,085)	(24,576,231)	(21,633,523)	(14,957,923)	(14,488,299)
(159,952,982)	(160,727,768)	(144,777,995)	(116,021,340)	(64,933,546)	(78,490,435)	(41,695,360)	(32,544,086)
(5,647,110,878)	(9,818,485,213)	(4,203,342,048)	(7,564,506,522)	(749,940,577)	(1,347,999,468)	(682,373,834)	(980,004,803)

(20,391,090)	22,424,115	(232,227,001)	(78,484,514)	22,399,283	656,412	(37,356,666)	(14,718,362)

(331,352,186)	96,196,572	(62,950,235)	(195,212,510)	(20,271,640)	(485,928)	(3,555,598)	(23,136,582)
469,393,232	373,196,660	186,295,242	381,507,752	66,181,584	66,667,512	44,572,539	67,709,121

$138,041,046	$469,393,232	$123,345,007	$186,295,242	$45,909,944	$66,181,584	$41,016,941	$44,572,539

$—	$—	$—	$—	$—	$29,179	$—	$42,378

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    63

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Russell 2000®		Inverse Russell 2000®
	2x Strategy Fund		2x Strategy Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007

From Operations
Net Investment Income	$(5,201)	$506,448	$366,699	$3,895,568
Net Realized Gain (Loss) on Investments	(36,631,601)	1,556,573	36,274,296	(814,043)
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,310,811	(2,644,019)	(5,820,609)	1,232,126

Net Increase (Decrease) in Net Assets from Operations	(32,325,991)	(580,998)	30,820,386	4,313,651

Distributions to Shareholders from:
Net Investment Income
A-Class	—	(1,023)	(89,831)	(1,072,619)
C-Class	—	(2,452)	(74,579)	(90,591)
H-Class	—	(46,325)	(1,291,879)	(2,186,730)
Realized Gain on Investments
A-Class	—	(4,221)	(628,047)	—
C-Class	—	(10,114)	(521,416)	—
H-Class	—	(191,081)	(9,032,131)	—
Return of Capital
A-Class	(1,260)	—	—	—
C-Class	(2,730)	—	—	—
H-Class	(29,522)	—	—	—

Total Distributions to Shareholders	(33,512)	(255,216)	(11,637,883)	(3,349,940)

Share Transactions
Proceeds from Shares Purchased
A-Class	3,558,646	2,704,491	19,319,955	78,378,936
C-Class	68,597,016	33,267,891	57,502,687	54,631,455
H-Class	2,038,224,615	2,551,246,498	1,963,649,383	2,852,133,311
Value of Shares Purchased through Dividend Reinvestment
A-Class	1,124	5,157	348,454	923,258
C-Class	2,610	12,332	562,874	83,823
H-Class	28,685	233,483	10,156,874	2,111,971
Cost of Shares Redeemed
A-Class	(2,506,645)	(2,589,834)	(65,645,863)	(52,477,011)
C-Class	(67,232,181)	(32,080,482)	(61,371,408)	(52,612,993)
H-Class	(2,040,480,118)	(2,553,659,001)	(2,023,634,361)	(2,827,624,310)

Net Increase (Decrease) in Net Assets From Share Transactions	193,752	(859,465)	(99,111,405)	55,548,440

Net Increase (Decrease) in Net Assets	(32,165,751)	(1,695,679)	(79,928,902)	56,512,151
Net Assets—Beginning of Period	60,667,104	62,362,783	121,838,661	65,326,510

Net Assets—End of Period	$28,501,353	$60,667,104	$41,909,759	$121,838,661

Undistributed Net Investment Income (Loss)— End of Period	$(1,081)	$—	$—	$584,555

64 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

											RATIOS TO
											AVERAGE NET ASSETS:
			Net Realized	Net Increase											Combined
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions		Net Increase	NET ASSET				Net		Net			Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net		(Decrease) in	VALUE,	Total			Investment		Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	Total	Net Asset	END OF	Investment	Total	Net	Income		Income		Turnover	Period (000’s
Year Ended	OFPERIOD	(Loss)†	on Investments	from Operations	Income	Gains	Distributions	Value	PERIOD	Return††	Expenses■	Expenses■	(Loss)		(Loss)▲		Rate	omitted)

S&P 500 2x Strategy Fund A-Class
December 31, 2008	$47.66	$.17	$(32.65)	$(32.48)	$(.08)	$—	$(.08)	$(32.56)	$15.10	(68.14)%	1.73%	1.73%	0.58%		—		92%	$16,149
December 31, 2007	47.50	.38	.11	.49	(.33)	—	(.33)	.16	47.66	0.99%	1.70%	1.70%	0.77%		—		40%	18,931
December 31, 2006	39.00	(.32)	9.61	9.29	(.79)	—	(.79)	8.50	47.50	23.80%	1.68%	1.68%	(0.75)%		0.63%		19%	15,242
December 31, 2005	38.13	(.28)	1.56	1.28	(.41)	—	(.41)	.87	39.00	3.39%	1.77%	1.69%	(0.76)%		0.42%		77%	4,272
December 31, 2004*	31.91	(.07)	6.29	6.22	—	—	—	6.22	38.13	19.49%	1.61%**	1.61%**	(0.68)	%**	0.27	%**	190%	1,555

S&P 500 2x Strategy Fund C-Class
December 31, 2008	44.94	(.05)	(30.68)	(30.73)	(.08)	—	(.08)	(30.81)	14.13	(68.37)%	2.48%	2.48%	(0.16)%		—		92%	32,159
December 31, 2007	45.14	.01	.12	.13	(.33)	—	(.33)	(.20)	44.94	0.24%	2.45%	2.45%	0.03%		—		40%	50,376
December 31, 2006	37.37	(.61)	9.17	8.56	(.79)	—	(.79)	7.77	45.14	22.89%	2.44%	2.44%	(1.52)%		(0.14)%		19%	57,885
December 31, 2005	36.85	(.53)	1.46	.93	(.41)	—	(.41)	.52	37.37	2.56%	2.50%	2.41%	(1.48)%		(0.30)%		77%	63,328
December 31, 2004	31.57	(.52)	5.80	5.28	—	—	—	5.28	36.85	16.72%	2.45%	2.45%	(1.52)%		(0.57)%		190%	77,838

S&P 500 2x Strategy Fund H-Class
December 31, 2008	47.63	.16	(32.61)	(32.45)	(.08)	—	(.08)	(32.53)	15.10	(68.12)%	1.73%	1.73%	0.53%		—		92%	110,656
December 31, 2007	47.49	.41	.06	.47	(.33)	—	(.33)	.14	47.63	0.95%	1.70%	1.70%	0.81%		—		40%	277,926
December 31, 2006	38.98	(.32)	9.62	9.30	(.79)	—	(.79)	8.51	47.49	23.84%	1.69%	1.69%	(0.77)%		0.61%		19%	285,214
December 31, 2005	38.13	(.27)	1.53	1.26	(.41)	—	(.41)	.85	38.98	3.34%	1.75%	1.67%	(0.73)%		0.45%		77%	308,677
December 31, 2004	32.43	(.25)	5.95	5.70	—	—	—	5.70	38.13	17.58%	1.70%	1.70%	(0.77)%		0.18%		190%	352,125

Inverse S&P 500 2x Strategy Fund A-Class
December 31, 2008	29.16	.10	19.18	19.28	(.30)	—	(.30)	18.98	48.14	66.10%	1.74%	1.74%	0.27%		—		—	14,897
December 31, 2007	31.38	.97	(2.27)	(1.30)	(.92)	—	(.92)	(2.22)	29.16	(3.99)%	1.70%	1.70%	3.27%		—		—	15,381
December 31, 2006	39.49	(.28)	(6.63)	(6.91)	(1.20)	—	(1.20)	(8.11)	31.38	(17.46)%	1.69%	1.69%	(0.76)%		3.42%		—	12,818
December 31, 2005	42.11	(.31)	(1.62)	(1.93)	(.69)	—	(.69)	(2.62)	39.49	(4.53)%	1.77%	1.67%	(0.75)%		1.54%		—	4,633
December 31, 2004*	50.99	(.11)	(8.77)	(8.88)	—	—	—	(8.88)	42.11	(17.42)%	1.65%**	1.65%**	(0.72	)%**	(0.37	)%**	—	1,498

Inverse S&P 500 2x Strategy Fund C-Class
December 31, 2008	27.56	(.15)	18.05	17.90	(.30)	—	(.30)	17.60	45.16	64.93%	2.49%	2.49%	(0.42)%		—		—	17,565
December 31, 2007	29.94	.72	(2.18)	(1.46)	(.92)	—	(.92)	(2.38)	27.56	(4.71)%	2.45%	2.45%	2.56%		—		—	26,565
December 31, 2006	38.05	(.54)	(6.37)	(6.91)	(1.20)	—	(1.20)	(8.11)	29.94	(18.12)%	2.43%	2.43%	(1.51)%		2.67%		—	29,458
December 31, 2005	40.92	(.61)	(1.57)	(2.18)	(.69)	—	(.69)	(2.87)	38.05	(5.28)%	2.51%	2.41%	(1.48)%		0.81%		—	29,768
December 31, 2004	51.58	(.73)	(9.93)	(10.66)	—	—	—	(10.66)	40.92	(20.67)%	2.45%	2.45%	(1.52)%		(1.17)%		—	28,465

Inverse S&P 500 2x Strategy Fund H-Class
December 31, 2008	29.16	.11	19.20	19.31	(.30)	—	(.30)	19.01	48.17	66.21%	1.73%	1.73%	0.29%		—		—	177,979
December 31, 2007	31.38	.99	(2.29)	(1.30)	(.92)	—	(.92)	(2.22)	29.16	(3.99)%	1.71%	1.71%	3.32%		—		—	175,558
December 31, 2006	39.51	(.28)	(6.65)	(6.93)	(1.20)	—	(1.20)	(8.13)	31.38	(17.50)%	1.69%	1.69%	(0.77)%		3.41%		—	217,944
December 31, 2005	42.13	(.31)	(1.62)	(1.93)	(.69)	—	(.69)	(2.62)	39.51	(4.53)%	1.76%	1.66%	(0.74)%		1.55%		—	256,422
December 31, 2004	52.66	(.38)	(10.15)	(10.53)	—	—	—	(10.53)	42.13	(20.00)%	1.70%	1.70%	(0.77)%		(0.42)%		—	224,369
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    65

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

											RATIOS TO
											AVERAGE NET ASSETS:
			Net Realized	Net Increase											Combined
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions		Net Increase	NET ASSET				Net		Net			Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net		(Decrease) in	VALUE,	Total			Investment		Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	Total	Net Asset	END OF	Investment	Total	Net	Income		Income		Turnover	Period (000’ s
Year Ended	OFPERIOD	(Loss)†	on Investments	from Operations	Income	Gains	Distributions	Value	PERIOD	Return††	Expenses■	Expenses■	(Loss)		(Loss)▲		Rate	omitted)

NASDAQ-100® 2x Strategy Fund A-Class
December 31, 2008	$29.77	$(.18)	$(21.48)	$(21.66)	$—	$—	$—	$(21.66)	$8.11	(72.76)%	1.76%	1.76%	(0.90)%		—		50%	$5,835
December 31, 2007	23.07	(.10)	6.80	6.70	—	—	—	6.70	29.77	29.04%	1.74%	1.74%	(0.36)%		—		107%	19,628
December 31, 2006	21.90	(.16)	1.33	1.17	—	—	—	1.17	23.07	5.34%	1.69%	1.69%	(0.77)%		(0.65)%		71%	10,474
December 31, 2005	22.72	(.15)	(.55)	(.70)	(.12)	—	(.12)	(.82)	21.90	(3.09)%	1.69%	1.66%	(0.74)%		(0.75)%		133%	5,195
December 31, 2004*	16.73	(.10)	6.09	5.99	—	—	—	5.99	22.72	35.80%	1.58%**	1.58%**	(0.65	)%**	(0.21	)%**	154%	2,308

NASDAQ-100® 2x Strategy Fund C-Class
December 31, 2008	27.41	(.29)	(19.71)	(20.00)	—	—	—	(20.00)	7.41	(72.97)%	2.52%	2.52%	(1.67)%		—		50%	13,791
December 31, 2007	21.39	(.28)	6.30	6.02	—	—	—	6.02	27.41	28.14%	2.49%	2.49%	(1.10)%		—		107%	46,977
December 31, 2006	20.46	(.30)	1.23	.93	—	—	—	.93	21.39	4.55%	2.43%	2.43%	(1.51)%		(1.39)%		71%	43,530
December 31, 2005	21.41	(.28)	(.55)	(.83)	(.12)	—	(.12)	(.95)	20.46	(3.89)%	2.43%	2.40%	(1.48)%		(1.49)%		133%	56,765
December 31, 2004	18.82	(.27)	2.86	2.59	—	—	—	2.59	21.41	13.76%	2.44%	2.44%	(1.51)%		(1.07)%		154%	86,591

NASDAQ-100® 2x Strategy Fund H-Class
December 31, 2008	29.77	(.16)	(21.50)	(21.66)	—	—	—	(21.66)	8.11	(72.76)%	1.77%	1.77%	(0.90)%		—		50%	118,414
December 31, 2007	23.07	(.08)	6.78	6.70	—	—	—	6.70	29.77	29.04%	1.74%	1.74%	(0.28)%		—		107%	402,788
December 31, 2006	21.91	(.16)	1.32	1.16	—	—	—	1.16	23.07	5.29%	1.69%	1.69%	(0.77)%		(0.65)%		71%	319,193
December 31, 2005	22.72	(.15)	(.54)	(.69)	(.12)	—	(.12)	(.81)	21.91	(3.05)%	1.68%	1.65%	(0.73)%		(0.74)%		133%	570,220
December 31, 2004	19.81	(.15)	3.06	2.91	—	—	—	2.91	22.72	14.69%	1.67%	1.67%	(0.76)%		(0.32)%		154%	663,642

Inverse NASDAQ-100®2x Strategy Fund A-Class
December 31, 2008	11.78	.03	10.22	10.25	(.11)	—	(.11)	10.14	21.92	87.03%	1.76%	1.76%	0.21%		—		—	3,847
December 31, 2007	17.22	.51	(5.21)	(4.70)	(.74)	—	(.74)	(5.44)	11.78	(27.10)%	1.75%	1.75%	3.49%		—		—	4,371
December 31, 2006	19.44	(.15)	(1.43)	(1.58)	(.64)	—	(.64)	(2.22)	17.22	(8.04)%	1.69%	1.69%	(0.77)%		3.35%		—	7,981
December 31, 2005	20.06	(.16)	(.11)	(.27)	(.35)	—	(.35)	(.62)	19.44	(1.25)%	1.68%	1.68%	(0.76)%		1.53%		—	6,438
December 31, 2004*	28.20	(.04)	(8.10)	(8.14)	—	—	—	(8.14)	20.06	(28.87)%	1.54%**	1.54%**	(0.61	)%**	(0.20	)%**	—	639

Inverse NASDAQ-100®2x Strategy Fund C-Class
December 31, 2008	11.17	(.06)	9.62	9.56	(.11)	—	(.11)	9.45	20.62	85.61%	2.51%	2.51%	(0.40)%		—		—	8,532
December 31, 2007	16.51	.39	(4.99)	(4.60)	(.74)	—	(.74)	(5.34)	11.17	(27.67)%	2.50%	2.50%	2.77%		—		—	17,791
December 31, 2006	18.80	(.29)	(1.36)	(1.65)	(.64)	—	(.64)	(2.29)	16.51	(8.69)%	2.44%	2.44%	(1.52)%		2.60%		—	32,553
December 31, 2005	19.56	(.31)	(.10)	(.41)	(.35)	—	(.35)	(.76)	18.80	(2.00)%	2.40%	2.40%	(1.48)%		0.81%		—	35,780
December 31, 2004	26.15	(.38)	(6.21)	(6.59)	—	—	—	(6.59)	19.56	(25.20)%	2.45%	2.45%	(1.52)%		(1.11)%		—	27,640
Inverse NASDAQ-100®2x Strategy Fund H-Class
December 31, 2008	11.77	.05	10.18	10.23	(.11)	—	(.11)	10.12	21.89	86.93%	1.76%	1.76%	0.35%		—		—	110,965
December 31, 2007	17.21	.52	(5.22)	(4.70)	(.74)	—	(.74)	(5.44)	11.77	(27.12)%	1.75%	1.75%	3.52%		—		—	164,133
December 31, 2006	19.43	(.15)	(1.43)	(1.58)	(.64)	—	(.64)	(2.22)	17.21	(8.05)%	1.69%	1.69%	(0.77)%		3.35%		—	340,974
December 31, 2005	20.05	(.16)	(.11)	(.27)	(.35)	—	(.35)	(.62)	19.43	(1.25)%	1.66%	1.66%	(0.74)%		1.55%		—	404,055
December 31, 2004	26.59	(.20)	(6.34)	(6.54)	—	—	—	(6.54)	20.05	(24.60)%	1.70%	1.70%	(0.77)%		(0.36)%		—	294,779

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

												RATIOS TO
												AVERAGE NET ASSETS:
			Net Realized	Net Increase												Combined
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions	Distributions		Net Increase	NET ASSET				Net		Net		Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net	from Return		(Decrease) in	VALUE,	Total			Investment		Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	of	Total	Net Asset	END OF	Investment	Total	Net	Income		Income	Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	on Investments	from Operations	Income	Gains	Capital	Distributions	Value	PERIOD	Return††	Expenses■	Expenses■	(Loss)		(Loss)▲	Rate	omitted)

Dow 2x Strategy Fund A-Class
December 31, 2008	$33.86	$.18	$(21.27)	$(21.09)	$(.08)	$—	$(.01)	$(.09)	$(21.18)	$12.68	(62.28)%	1.74%	1.74%	0.80%		—	30%	$7,563
December 31, 2007	31.56	.38	1.93	2.31	(.01)	—	—	(.01)	2.30	33.86	7.32%	1.71%	1.71%	1.09%		—	148%	9,824
December 31, 2006	24.39	(.21)	7.58	7.37	(.20)	—	—	(.20)	7.17	31.56	30.21%	1.69%	1.69%	(0.77)%		1.30%	341%	3,337
December 31, 2005	25.39	(.04)	(.92)	(.96)	(.01)	(.03)	—	(.04)	(1.00)	24.39	(3.78)%	1.67%	1.67%	(0.17)%		0.94%	410%	1,522
December 31, 2004*	22.72	(.05)	2.72	2.67	—	—	—	—	2.67	25.39	11.75%	1.56%**	1.56%**	(0.63	)%**	0.33%**	796%	359

Dow 2x Strategy Fund C-Class
December 31, 2008	32.91	.01	(20.61)	(20.60)	(.08)	—	(.01)	(.09)	(20.69)	12.22	(62.59)%	2.49%	2.49%	0.07%		—	30%	5,610
December 31, 2007	30.91	.14	1.87	2.01	(.01)	—	—	(.01)	2.00	32.91	6.50%	2.46%	2.46%	0.41%		—	148%	10,539
December 31, 2006	24.06	(.41)	7.46	7.05	(.20)	—	—	(.20)	6.85	30.91	29.29%	2.44%	2.44%	(1.52)%		0.55%	341%	6,198
December 31, 2005	25.22	(.55)	(.57)	(1.12)	(.01)	(.03)	—	(.04)	(1.16)	24.06	(4.44)%	2.39%	2.39%	(2.31)%		0.22%	410%	3,988
December 31, 2004*	25.00	(.30)	.52	.22	—	—	—	—	.22	25.22	0.88%	2.41%**	2.41%**	(1.48	)%**	(0.52) %**	796%	4,368

Dow 2x Strategy Fund H-Class
December 31, 2008	33.90	.16	(21.28)	(21.12)	(.08)	—	(.01)	(.09)	(21.21)	12.69	(62.30)%	1.74%	1.74%	0.72%		—	30%	32,737
December 31, 2007	31.59	.42	1.90	2.32	(.01)	—	—	(.01)	2.31	33.90	7.34%	1.72%	1.72%	1.21%		—	148%	45,818
December 31, 2006	24.40	(.21)	7.60	7.39	(.20)	—	—	(.20)	7.19	31.59	30.28%	1.69%	1.69%	(0.77)%		1.30%	341%	57,132
December 31, 2005	25.38	(.16)	(.78)	(.94)	(.01)	(.03)	—	(.04)	(.98)	24.40	(3.71)%	1.65%	1.65%	(0.67)%		0.96%	410%	33,896
December 31, 2004*	25.00	(.14)	.52	.38	—	—	—	—	.38	25.38	1.52%	1.65%**	1.65%**	(0.72	)%**	0.24%**	796%	37,218

Inverse Dow 2x Strategy Fund A-Class
December 31, 2008	30.59	(.17)	16.59	16.42	(.05)	—	—	(.05)	16.37	46.96	53.68%	1.75%	1.75%	(0.41)%		—	—	3,889
December 31, 2007	35.38	1.09	(4.41)	(3.32)	(1.47)	—	—	(1.47)	(4.79)	30.59	(9.16)%	1.70%	1.70%	3.36%		—	—	2,201
December 31, 2006	45.63	(.31)	(9.79)	(10.10)	(.15)	—	—	(.15)	(10.25)	35.38	(22.14)%	1.69%	1.69%	(0.77)%		3.51%	—	3,534
December 31, 2005	45.41	(.35)	.78	.43	(.07)	(.14)	—	(.21)	.22	45.63	0.94%	1.70%	1.69%	(0.77)%		1.62%	—	1,177
December 31, 2004*	52.00	(.11)	(6.29)	(6.40)	—	(.19)	—	(.19)	(6.59)	45.41	(12.30)%	1.62%**	1.62%**	(0.69	)%**	(0.31) %**	—	347

Inverse Dow 2x Strategy Fund C-Class
December 31, 2008	29.65	(.32)	15.90	15.58	(.05)	—	—	(.05)	15.53	45.18	52.55%	2.49%	2.49%	(0.86)%		—	—	3,600
December 31, 2007	34.60	.80	(4.28)	(3.48)	(1.47)	—	—	(1.47)	(4.95)	29.65	(9.83)%	2.45%	2.45%	2.54%		—	—	5,233
December 31, 2006	44.95	(.60)	(9.60)	(10.20)	(.15)	—	—	(.15)	(10.35)	34.60	(22.69)%	2.44%	2.44%	(1.52)%		2.76%	—	4,572
December 31, 2005	45.10	(.70)	.76	.06	(.07)	(.14)	—	(.21)	(.15)	44.95	0.12%	2.42%	2.41%	(1.49)%		0.90%	—	1,907
December 31, 2004*	50.00	(.69)	(4.02)	(4.71)	—	(.19)	—	(.19)	(4.90)	45.10	(9.42)%	2.43%**	2.43%**	(1.50	)%**	(1.12) %**	—	455

Inverse Dow 2x Strategy Fund H-Class
December 31, 2008	30.59	(.06)	16.49	16.43	(.05)	—	—	(.05)	16.38	46.97	53.71%	1.74%	1.74%	(0.15)%		—	—	33,528
December 31, 2007	35.38	1.10	(4.42)	(3.32)	(1.47)	—	—	(1.47)	(4.79)	30.59	(9.16)%	1.70%	1.70%	3.39%		—	—	37,138
December 31, 2006	45.63	(.31)	(9.79)	(10.10)	(.15)	—	—	(.15)	(10.25)	35.38	(22.14)%	1.69%	1.69%	(0.77)%		3.51%	—	59,603
December 31, 2005	45.41	(.35)	.78	.43	(.07)	(.14)	—	(.21)	.22	45.63	0.94%	1.67%	1.66%	(0.74)%		1.65%	—	37,047
December 31, 2004*	50.00	(.33)	(4.07)	(4.40)	—	(.19)	—	(.19)	(4.59)	45.41	(8.80)%	1.67%**	1.67%**	(0.74	)%**	(0.36) %**	—	17,712

Russell 2000® 2x Strategy Fund A-Class
December 31, 2008	23.91	(.01)	(15.84)	(15.85)	—	—	(.01)	(.01)	(15.86)	8.05	(66.27)%	1.75%	1.75%	(0.05)%		—	631%	893
December 31, 2007	27.99	.39	(4.30)	(3.91)	(.03)	(.14)	—	(.17)	(4.08)	23.91	(14.00)%	1.71%	1.71%	1.41%		—	833%	588
December 31, 2006*	25.00	.07	3.30	3.37	(.05)	(.33)	—	(.38)	2.99	27.99	13.49%	1.69%**	1.69%**	0.46	%**	—	221%	595

Russell 2000® 2x Strategy Fund C-Class
December 31, 2008	23.62	(.12)	(15.61)	(15.73)	—	—	(.01)	(.01)	(15.74)	7.88	(66.58)%	2.50%	2.50%	(0.78)%		—	631%	1,446
December 31, 2007	27.85	.17	(4.23)	(4.06)	(.03)	(.14)	—	(.17)	(4.23)	23.62	(14.61)%	2.45%	2.45%	0.62%		—	833%	1,938
December 31, 2006*	25.00	(.02)	3.25	3.23	(.05)	(.33)	—	(.38)	2.85	27.85	12.93%	2.44%**	2.44%**	(0.12	)%**	—	221%	1,100

Russell 2000® 2x Strategy Fund H-Class
December 31, 2008	23.94	—§	(15.89)	(15.89)	—	—	(.01)	(.01)	(15.90)	8.04	(66.35)%	1.75%	1.75%	0.03%		—	631%	26,162
December 31, 2007	28.00	.36	(4.25)	(3.89)	(.03)	(.14)	—	(.17)	(4.06)	23.94	(13.92)%	1.70%	1.70%	1.28%		—	833%	58,141
December 31, 2006*	25.00	.10	3.28	3.38	(.05)	(.33)	—	(.38)	3.00	28.00	13.53%	1.70%**	1.70%**	0.67	%**	—	221%	60,668
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    67

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

											RATIOS TO
			Net Realized	Net Increase							AVERAGE NET ASSETS:
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions		Net Increase	NET ASSET				Net		Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net		(Decrease) in	VALUE,	Total			Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	Total	Net Asset	END OF	Investment	Total	Operating	Income	Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	on Investments	from Operations	Income	Gains	Distributions	Value	PERIOD	Return††	Expenses	Expenses†††	(Loss)	Rate	omitted)

Inverse Russell 2000® 2x Strategy Fund A-Class
December 31, 2008	$40.34	$.70	$11.41	$12.11	$(2.11)	$(14.72)	$(16.83)	$(4.72)	$35.62	25.10%	2.39%	1.78%	1.50%	174%	$1,941
December 31, 2007	40.73	1.48	(.69)	.79	(1.18)	—	(1.18)	(.39)	40.34	2.07%	2.06%	1.70%	3.74%	109%	40,656
December 31, 2006*	50.00	.79	(9.49)	(8.70)	(.57)	—	(.57)	(9.27)	40.73	(17.39)%	1.76%**	1.76%**	3.15%**	—	9,138

Inverse Russell 2000® 2x Strategy Fund C-Class
December 31, 2008	39.87	(.16)	11.61	11.45	(2.11)	(14.72)	(16.83)	(5.38)	34.49	23.72%	3.08%	2.51%	(0.35)%	174%	1,509
December 31, 2007	40.54	1.08	(.57)	.51	(1.18)	—	(1.18)	(.67)	39.87	1.39%	2.66%	2.44%	2.81%	109%	3,852
December 31, 2006*	50.00	.59	(9.48)	(8.89)	(.57)	—	(.57)	(9.46)	40.54	(17.77)%	2.43%**	2.43%**	2.13%**	—	1,605

Inverse Russell 2000® 2x Strategy Fund H-Class
December 31, 2008	40.37	.19	11.77	11.96	(2.11)	(14.72)	(16.83)	(4.87)	35.50	24.71%	2.32%	1.77%	0.42%	174%	38,460
December 31, 2007	40.73	1.40	(.58)	.82	(1.18)	—	(1.18)	(.36)	40.37	2.15%	1.91%	1.71%	3.60%	109%	77,331
December 31, 2006*	50.00	.79	(9.49)	(8.70)	(.57)	—	(.57)	(9.27)	40.73	(17.39)%	1.69%**	1.69%**	2.90%**	—	54,584

*	Since the commencement of operations:

February 20, 2004 — Dow 2x Strategy Fund C-Class and H-Class and Inverse Dow 2x Strategy Fund C-Class and H-Class.

September 1, 2004 — S&P 500 2x Strategy Fund A-Class, Inverse S&P 500 2x Strategy Fund A-Class, NASDAQ-100 2x Strategy Fund A-Class, Inverse NASDAQ-100 2x Strategy Fund A-Class, Dow 2x Strategy Fund A-Class and Inverse Dow 2x Strategy Fund A-Class.

May 31, 2006 — Russell 2000® 2x Strategy Fund, A-Class, C-Class, H-Class and Inverse Russell 2000® 2x Strategy Fund A-Class, C-Class, H-Class.

**	Annualized

†	Calculated using the average daily shares outstanding for the year.

††	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

†††	Operating expenses exclude short dividends expense.

§	Less than $.01 per share.

Prior to January 1, 2007, the S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, and Inverse Dow 2x Strategy Fund operated under a Master-Feeder Structure.

▲	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Net Investment Income (Loss)” for the year ended December 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio. This has no effect on the Fund’s net asset value, per share value or total increase (decrease) in net assets from operations during any period.

■	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006, and preceding periods.
68    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1.    Organization and Significant Accounting Policies Organization
The Rydex Dynamic Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares (no par value). The Trust offers three classes of shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class Shares. A-Class Shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class Share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At December 31, 2008, the Trust consisted of eight separate Funds: the S&P 500 2x Strategy Fund, the Inverse S&P 500 2x Strategy Fund, the NASDAQ-100® 2x Strategy Fund, the Inverse NASDAQ-100® 2x Strategy Fund, the Dow 2x Strategy Fund, the Inverse Dow 2x Strategy Fund, the Russell 2000® 2x Strategy Fund, and the Inverse Russell 2000® 2x Strategy Fund (the “Funds”).
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the December 31, 2008 afternoon NAV.
B. All equity securities for the morning NAV are valued at the current sales price as of 10:45 a.m. on the valuation date. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date for the afternoon NAV. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the their last bid price for twice-a-day pricing or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued as of the spot price at 10:45 a.m. on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price on the valuation date for the afternoon pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. This is determined for the morning pricing cycle by either marking the agreements to the first 10:45 a.m. tick of the relevant index or, if there is a morning trade, to the “fill”. Likewise for the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    69

NOTES TO FINANCIAL STATEMENTS (continued)

“fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
E. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
G. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
H. The Trust may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified
70    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
I. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
J. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
K. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
L. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Financial Instruments
As part of its investment strategy, the Trust may utilize short sales and a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
Short sales are transactions in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved,

THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    71

NOTES TO FINANCIAL STATEMENTS (continued)

margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.    Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Funds.
Rydex Investments provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Funds. Rydex Investments also provides accounting services to the Trust for fees calculated at an annualized rate of 0.15% of the average daily net assets of each Fund.
Rydex Investments engages external service providers to perform other necessary services for the Trust, such as accounting and auditing services, legal services, printing and mailing, etc. on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution Plan applicable to A-Class Shares and H-Class Shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
For the period ended December 31, 2008, the Distributor retained sales charges of $235,563 relating to sales of A-Class Shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments.
4.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2005 — 2008), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This includes net operating losses not utilized during the current period and capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.

72    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The Funds’ tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended December 31, 2008, the following Funds offset net realized capital gains with capital losses from previous years:

Fund	Amount

Inverse S&P 500 2x Strategy Fund	$233,142,143
Inverse NASDAQ-100® 2x Strategy Fund	171,330,824
Inverse Dow 2x Strategy Fund	35,320,260
Inverse Russell 2000® 2x Strategy Fund	16,098,956
The tax character of distributions paid during the year ended December 31, 2008, was as follows:

	Ordinary	Long-Term	Return of	Total
Fund	Income	Capital Gain	Capital	Distributions

S&P 500 2x Strategy Fund	$750,001	$—	$—	$750,001
Inverse S&P 500 2x Strategy Fund	1,159,951	—	—	1,159,951
NASDAQ-100® 2x Strategy Fund	—	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	736,407	—	—	736,407
Dow 2x Strategy Fund	354,289	—	20,919	375,208
Inverse Dow 2x Strategy Fund	42,362	—	—	42,362
Russell 2000® 2x Strategy Fund	—	—	33,512	33,512
Inverse Russell 2000® 2x Strategy Fund	11,637,883	—	—	11,637,883
The tax character of distributions paid during the year ended December 31, 2007, was as follows:

	Ordinary	Long-Term	Return	Total
Fund	Income	Capital Gain	of Capital	Distributions

S&P 500 2x Strategy Fund	$2,073,957	$—	$—	$2,073,957
Inverse S&P 500 2x Strategy Fund	8,400,004	—	—	8,400,004
NASDAQ-100® 2x Strategy Fund	—	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	12,459,112	—	240,738	12,699,850
Dow 2x Strategy Fund	19,611	—	—	19,611
Inverse Dow 2x Strategy Fund	2,000,001	—	—	2,000,001
Russell 2000® 2x Strategy Fund	255,216	—	—	255,216
Inverse Russell 2000® 2x Strategy Fund	3,349,939	—	—	3,349,939
The tax character of distributable earnings/(accumulated losses) at December 31, 2008, was as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation	Capital Loss
Fund	Income	Capital Gain	(Depreciation)	Carryforward

S&P 500 2x Strategy Fund	$143,657	$—	$(11,594,237)	$(118,449,401)[1]
Inverse S&P 500 2x Strategy Fund	145,645	—	864,781	(313,229,686)[1]
NASDAQ-100® 2x Strategy Fund	—	—	12,648,554	(238,644,248)[1]
Inverse NASDAQ-100® 2x Strategy Fund	—	—	803,369	(271,829,898)[1]
Dow 2x Strategy Fund	—	—	(7,872,796)	(28,722,996)[1]
Inverse Dow 2x Strategy Fund	—	77,396	17,211	—
Russell 2000® 2x Strategy Fund	—	—	(7,593,609)	(28,077,167)[1]
Inverse Russell 2000® 2x Strategy Fund	—	—	(2,371,520)	—
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    73

NOTES TO FINANCIAL STATEMENTS (continued)

Capital Loss Carryforward amounts may be limited due to Treasury Regulations.
1 A summary of the expiration of the afore mentioned Capital Loss Carryforward is as follows:

								Total
	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Capital Loss
Fund	2010	2011	2012	2013	2014	2015	2016	Carryforward

S&P 500 2x Strategy Fund	$—	$—	$—	$—	$—	$—	$(118,449,401)	$(118,449,401)
Inverse S&P 500 2x
Strategy Fund	—	—	(128,415,799)	(58,089,386)	(104,028,982)	(22,695,519)	—	(313,229,686)
NASDAQ-100® 2x
Strategy Fund	(27,634,494)	—	—	(10,303,714)	—	—	(200,706,040)	(238,644,248)
Inverse NASDAQ-100® 2x
Strategy Fund	—	—	(27,288,988)	(38,003,206)	(95,162,970)	(111,374,734)	—	(271,829,898)
Dow 2x Strategy Fund	—	—	—	—	—	—	(28,722,996)	(28,722,996)
Russell 2000® 2x Strategy Fund	—	—	—	—	—	—	(28,077,167)	(28,077,167)
At December 31, 2008, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)

S&P 500 2x Strategy Fund	$167,167,353	$4,947,397	$(17,467,361)	$(12,519,964)
Inverse S&P 500 2x Strategy Fund	158,315,664	85,421	—	85,421
NASDAQ-100® 2x Strategy Fund	113,568,045	25,609,284	(13,740,418)	11,868,866
Inverse NASDAQ-100® 2x Strategy Fund	91,539,755	—	—	—
Dow 2x Strategy Fund	43,314,883	—	(7,855,520)	(7,855,520)
Inverse Dow 2x Strategy Fund	23,595,610	—	—	—
Russell 2000® 2x Strategy Fund	34,439,715	—	(7,802,504)	(7,802,504)
Inverse Russell 2000® 2x Strategy Fund	25,359,584	—	—	—
Post-October Losses Deferred
Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2008, the following amounts of realized capital losses reflected in the accompanying financial statements will not be recognized for Federal income tax purposes until January 1, 2009:

Fund	Capital

S&P 500 2x Strategy Fund	$(26,011,631)
NASDAQ-100® 2x Strategy Fund	(37,214,803)
Dow 2x Strategy Fund	(6,820,066)
Russell 2000® 2x Strategy Fund	(399,062)
Inverse Russell 2000® 2x Strategy Fund	(8,776,600)
5.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at December 31, 2008, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

UBS Financial Services, Inc.	0.01% due 01/02/09	$255,000,000	$255,000,000	$255,000,142
Credit Suisse Group	0.03% due 01/02/09	40,410,457	40,410,457	40,410,524

			$295,410,457	$295,410,666

74    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2008, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. TIP Notes	01/15/10 – 01/15/18	0.875% – 4.250%	$201,479,000	$260,100,394
U.S. Treasury Note	05/15/18	3.875%	35,525,000	41,222,998

				$301,323,392

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6.    Fair Value Measurement
The Funds adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurement, which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2008:

	Level 1	Level 1		Level 2	Level 2		Level 3	Level 3
	Investments	Other Financial		Investments	Other Financial		Investments	Other Financial
Fund	In Securities	Instruments	*	In Securities	Instruments	*	In Securities	Instruments	*	Total

Assets
S&P500 2x
Strategy Fund	$154,647,389	$4,536,524		$—	$925,727		$—	$—		$160,109,640
Inverse S&P500
2x Strategy Fund	83,437,768	—		74,963,317	779,360		—	—		159,180,445
NASDAQ-100®
2x Strategy Fund	125,436,911	1,136,457		—	779,688		—	—		127,353,056
Inverse NASDAQ-100®
2x Strategy Fund	91,539,755	—		—	803,369		—	—		92,343,124
Dow 2x
Strategy Fund	35,459,363	1,089,975		—	—		—	—		36,549,338
Inverse Dow
2x Strategy Fund	23,595,610	—		—	17,211		—	—		23,612,821
Russell 2000®
2x Strategy Fund	26,637,211	1,958,081		—	208,895		—	—		28,804,187
Inverse Russell 2000®
2x Strategy Fund	25,359,584	—		—	—		—	—		25,359,584

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NOTES TO FINANCIAL STATEMENTS (continued)

	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Instruments*	Total

Liabilities
S&P 500
2x Strategy Fund	$—	$—	$—	$—	$—	$—	$—
Inverse S&P 500
2x Strategy Fund	—	2,490,808	—	—	—	—	2,490,808
NASDAQ-100®
2x Strategy Fund	—	—	—	—	—	—	—
Inverse NASDAQ-100®
2x Strategy Fund	—	240,419	—	—	—	—	240,419
Dow 2x Strategy Fund	—	—	—	17,276	—	—	17,276
Inverse Dow
2x Strategy Fund	—	233,734	—	—	—	—	233,734
Russell 2000®
2x Strategy Fund	—	—	—	—	—	—	—
Inverse Russell 2000®
2x Strategy Fund	—	780,909	—	2,371,520	—	—	3,152,429

*	Other Financial Instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
7.    Securities Transactions
For the year ended December 31, 2008, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

		Inverse		Inverse
	S&P 500 2x	S&P 500 2x	NASDAQ-100®2x	NASDAQ-100®2x
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund

Purchases	$160,361,487	$—	$117,418,418	$—
Sales	$224,991,966	$—	$253,935,493	$—

		Inverse		Inverse
	Dow 2x	Dow 2x	Russell 2000®2x	Russell 2000®
	Strategy Fund	Strategy Fund	Strategy Fund	2x Strategy Fund

Purchases	$11,542,547	$—	$146,208,503	$58,063,323
Sales	$26,153,897	$—	$152,763,404	$120,296,611
76    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

8.    Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the years presented were:

			Purchased Through				Net Shares Purchased
	Shares Purchased		Dividend Reinvestment		Shares Redeemed		(Redeemed)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007	2008	2007

S&P 500 2x Strategy Fund
A-Class	1,697,155	611,356	3,481	2,047	(1,028,767)	(537,072)	671,869	76,331
C-Class	9,815,737	2,663,146	8,450	7,333	(8,669,215)	(2,831,788)	1,154,972	(161,309)
H-Class	154,084,035	70,232,765	33,053	27,441	(152,622,067)	(70,431,916)	1,495,021	(171,710)

Inverse S&P 500 2x Strategy Fund
A-Class	1,651,421	1,160,462	1,826	16,752	(1,871,170)	(1,058,338)	(217,923)	118,876
C-Class	6,027,165	3,621,708	2,681	29,649	(6,604,918)	(3,671,295)	(575,072)	(19,938)
H-Class	168,408,923	92,523,093	17,258	218,054	(170,750,658)	(93,666,633)	(2,324,477)	(925,486)

NASDAQ-100® 2x Strategy Fund
A-Class	1,407,653	983,880	—	—	(1,347,239)	(778,509)	60,414	205,371
C-Class	10,794,466	6,242,400	—	—	(10,646,473)	(6,563,343)	147,993	(320,943)
H-Class	319,559,440	366,991,526	—	—	(318,485,009)	(367,296,212)	1,074,431	(304,686)

Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1,963,706	1,503,369	1,036	17,867	(2,160,203)	(1,613,784)	(195,461)	(92,548)
C-Class	7,987,217	7,793,095	2,190	98,329	(9,168,484)	(8,270,272)	(1,179,077)	(378,848)
H-Class	262,887,523	512,824,976	28,057	901,783	(271,796,341)	(519,583,760)	(8,880,761)	(5,857,001)

Dow 2x Strategy Fund
A-Class	1,407,874	813,411	2,636	55	(1,104,090)	(629,026)	306,420	184,440
C-Class	3,458,505	2,432,169	2,691	98	(3,322,466)	(2,312,524)	138,730	119,743
H-Class	36,426,753	39,185,064	20,429	362	(35,219,212)	(39,642,292)	1,227,970	(456,866)

Inverse Dow 2x Strategy Fund
A-Class	342,289	416,700	79	3,184	(331,532)	(447,803)	10,836	(27,919)
C-Class	938,562	1,080,461	73	7,295	(1,035,429)	(1,043,407)	(96,794)	44,349
H-Class	16,787,368	29,469,968	651	49,826	(17,288,492)	(29,990,105)	(500,473)	(470,311)

Russell 2000® 2x Strategy Fund
A-Class	256,530	97,375	148	204	(170,236)	(94,251)	86,442	3,328
C-Class	4,743,233	1,198,936	350	493	(4,642,193)	(1,156,861)	101,390	42,568
H-Class	127,582,047	90,569,533	3,779	9,207	(126,759,496)	(90,316,414)	826,330	262,326

Inverse Russell 2000® 2x Strategy Fund
A-Class	383,620	2,023,333	8,586	23,912	(1,345,628)	(1,263,714)	(953,422)	783,531
C-Class	1,247,100	1,411,555	14,392	2,197	(1,314,356)	(1,356,719)	(52,864)	57,033
H-Class	43,964,057	73,059,516	252,594	54,714	(45,048,809)	(72,539,083)	(832,158)	575,147
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    77

NOTES TO FINANCIAL STATEMENTS (concluded)

9.    Portfolio Securities Loaned
During the year ended December 31, 2008, certain Funds lent their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. As of December 31, 2008, all Funds had ceased participation in securities lending.
10.    Change in Independent Registered Public Accounting Firm
The Board of Trustees has selected Ernst & Young LLP (E&Y) to serve as the Funds’ independent registered public accounting firm for the fiscal year ended December 31, 2008. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on August 27, 2008. During the Funds’ fiscal years ended December 31, 2007 and December 31, 2006, none of the Funds, their portfolios nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).
The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of the Funds’ prior auditor, PricewaterhouseCoopers LLP (PwC). The decision to dismiss PwC and to select E&Y was recommended by the Funds’ Audit Committee and approved by the Funds’ Board of Trustees. PwC’s report on the Funds’ financial statements for the fiscal years ended December 31, 2007 and 2006 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended December 31, 2007 and December 31, 2006, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Funds’ financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation SK under the Securities and Exchange Act of 1934, as amended.
11.    New Accounting Pronouncements
In March 2008, the FASB issued FAS 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new requirement is intended to improve disclosures around an entity’s derivatives activity and help investors understand how entities use derivatives, how they are accounted for and how they affect the financial position and operations of that entity. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is evaluating the impact of FAS 161 on its current disclosures.
12.    NASDAQ Name Change
Effective April 1, 2008, the OTC 2x Strategy Fund and the Inverse OTC 2x Strategy Fund changed their Fund names to NASDAQ-100® 2x Strategy Fund and Inverse NASDAQ-100® 2x Strategy Fund, respectively. The name change did not have any impact on the Funds’ investment objectives, tickers and CUSIPS.
78    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees and Shareholders
of the Rydex Dynamic Funds:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Rydex Dynamic Funds (comprising of, respectively, S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund) (the “Funds”) as of December 31, 2008, and the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 2007 and the financial highlights for each of the periods presented through December 31, 2007 were audited by other auditors, whose report dated February 26, 2008 expressed an unqualified opinion on those financial statements and financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Rydex Dynamic Funds at December 31, 2008, and the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
McLean, Virginia
February 26, 2009
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    79

OTHER INFORMATION (Unaudited)

Tax Information
This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.
Of the ordinary income distributions paid during the year, the following Funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Fund	% Qualifying

S&P500 2x Strategy Fund	100.00%
Dow 2x Strategy Fund	94.97%
Additionally, the following amounts of ordinary dividends paid during the same period qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003. This information was included in Form 1099-DIV sent to shareholders for the calendar year ended on December 31, 2008.

Fund	% Qualifying

S&P500 2x Strategy Fund	100.00%
Dow 2x Strategy Fund	92.22%
The Funds’ distributions to shareholders included:

Inverse Dow 2x
Strategy
Fund

From long-term capital gains, subject to the 15% rate gains category:	$—
From long-term capital gains, using proceeds from shareholder redemptions:	62,787
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.
80    |    THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
TRUSTEES AND OFFICERS

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Carl G. Verboncoeur*	Rydex Series Funds – 2004	160
Trustee, President (1952)	Rydex Variable Trust – 2004
Rydex Dynamic Funds – 2004
Rydex ETF Trust – 2004
Principal Occupations During Past Five Years: Treasurer of Rydex Specialized Products, LLC (2005 to present) Chief Executive Officer of Rydex Specialized Products, LLC (2005 to 2008); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to present)

Michael P. Byrum*	Rydex Series Funds – 2005	160
Trustee, Vice President	Rydex Variable Trust – 2005
(1970)	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: Chief Investment Officer of Rydex Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2004)

INDEPENDENT TRUSTEES

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group
THE RYDEX DYNAMIC FUNDS ANNUAL REPORT    |    81

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Owner, Arrow Limousine

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Nick Bonos* Vice President and Treasurer (1963)	Chief Financial Officer of Rydex Specialized Products, LLC (2005 to present); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2003 to present); Vice President and Treasurer of

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Rydex Capital Partners SPhinX Fund (2003 to 2006) Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of Compliance of Rydex Investments (2000 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
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9601 Blackwell Road, Suite 500
Rockville, MD 20850
www.rydexinvestments.com
800-820-0888
DYN-ANN-1208x1209

Item 2. Code of Ethics.
The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the “Code”) pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees (“access persons”). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.
Item 3. Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that Werner Keller, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
(a)-(d)     The aggregate Audit Fees billed by the Trust’s principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2008 and December 31, 2007 were $142,500 and $142,560, respectively. The aggregate Tax Fees billed by the Trust’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2008 and December 31, 2007 were $0 and $0, respectively.
(e)     The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)     Not applicable.
(g)     The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $75,000 and $0, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.
(h)     All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. As such, the audit committee has considered these services in maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)     Based on their evaluation on March 6, 2009, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b)     There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)     The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.
(a)(2)     Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b)     A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

EX.-12(a)(2)(i)
CERTIFICATION
I, Carl G. Verboncoeur, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Dynamic Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 6, 2009

/s/ Carl G. Verboncoeur
Carl G. Verboncoeur,
President

EX.-12(a)(2)(ii)
CERTIFICATION
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Dynamic Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 6, 2009

/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

EX. 12(b)(i)
CERTIFICATION
I, Carl G. Verboncoeur, President of Rydex Dynamic Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: March 6, 2009

/s/ Carl G. Verboncoeur
Carl G. Verboncoeur,
President

EX. 12(b)(ii)
CERTIFICATION
I, Nick Bonos, Vice President and Treasurer of Rydex Dynamic Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: March 6, 2009

/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Carl G. Verboncoeur

Carl G. Verboncoeur, President

Date	March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carl G. Verboncoeur

Carl G. Verboncoeur, President

Date	March 6, 2009

By (Signature and Title)*	/s/ Nick Bonos

Nick Bonos, Vice President and Treasurer

Date	March 6, 2009

* Print the name and title of each signing officer under his or her signature.